TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

CAPITAL GOODS - 4.8%
13,035		Airbus SE	$1,692,315
2,985	n	Boeing Co	1,135,703
3,593		L3Harris Technologies, Inc	749,643
2,257		Northrop Grumman Corp	845,901
2,711		Roper Industries, Inc	966,743

		TOTAL CAPITAL GOODS	5,390,305

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
16,983	*	IHS Markit Ltd	1,135,823

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,135,823

CONSUMER DURABLES & APPAREL - 3.6%
5,761		Essilor International S.A.	830,616
34,179		Nike, Inc (Class B)	3,210,092

		TOTAL CONSUMER DURABLES & APPAREL	4,040,708

CONSUMER SERVICES - 1.4%
630	*	Chipotle Mexican Grill, Inc (Class A)	529,496
5,005		McDonald’s Corp	1,074,624

		TOTAL CONSUMER SERVICES	1,604,120

DIVERSIFIED FINANCIALS - 3.3%
2,798		Apollo Global Management, Inc	105,820
16,909		Blackstone Group, Inc	825,836
11,286		IntercontinentalExchange Group, Inc	1,041,359
6,799		S&P Global, Inc	1,665,619

		TOTAL DIVERSIFIED FINANCIALS	3,638,634

FOOD, BEVERAGE & TOBACCO - 1.7%
20,878		Coca-Cola Co	1,136,598
7,169		Coca-Cola European Partners plc (Class A)	397,521
11,953		Keurig Dr Pepper, Inc	326,556

		TOTAL FOOD, BEVERAGE & TOBACCO	1,860,675

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
17,350	*	Alcon, Inc	1,011,332
4,407	*	Edwards Lifesciences Corp	969,143
2,772	*	Envista Holdings Corp	77,283
4,090	*	Intuitive Surgical, Inc	2,208,314
4,757		Stryker Corp	1,028,939

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,295,011

MATERIALS - 3.7%
25,199		Corteva, Inc	705,572
8,301		Linde plc	1,608,070
3,343		Sherwin-Williams Co	1,838,215

		TOTAL MATERIALS	4,151,857

MEDIA & ENTERTAINMENT - 15.5%
16,257		Activision Blizzard, Inc	860,321
2,631	*	Alphabet, Inc (Class A)	3,212,819
2,573	*	Alphabet, Inc (Class C)	3,136,487
23,764	*	Facebook, Inc	4,231,893
7,152	*	IAC/InterActiveCorp	1,558,921

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

6,233	*	NetFlix, Inc	$1,668,076
16,001		Tencent Holdings Ltd	669,288
8,650	*	Twitter, Inc	356,380
12,503		Walt Disney Co	1,629,391

		TOTAL MEDIA & ENTERTAINMENT	17,323,576

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
4,480		Amgen, Inc	866,925
28,948		AstraZeneca plc	2,584,739
30,459	*	Avantor, Inc	447,747
10,486		Bayer AG.	738,770
2,447	*	BioMarin Pharmaceutical, Inc	164,928
5,101		Daiichi Sankyo Co Ltd	322,329
7,814		Eli Lilly & Co	873,840
3,728	*	Illumina, Inc	1,134,132
3,442	*	IQVIA Holdings, Inc	514,166
5,997		Johnson & Johnson	775,892
1,457		Lonza Group AG.	493,064
12,536		Merck & Co, Inc	1,055,280
4,778	*	Vertex Pharmaceuticals, Inc	809,489
16,500	*,g	Wuxi Biologics Cayman, Inc	168,249
4,852		Zoetis, Inc	604,511

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,554,061

RETAILING - 8.6%
3,181	*	Amazon.com, Inc	5,521,930
12,209		Expedia, Inc	1,641,011
7,087		Home Depot, Inc	1,644,326
5,304		Kohl’s Corp	263,397
2,188	*	Ulta Beauty, Inc	548,422

		TOTAL RETAILING	9,619,086

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
15,285	*	Advanced Micro Devices, Inc	443,112
3,553		Broadcom, Inc	980,877
4,557		Lam Research Corp	1,053,168
1,296		NVIDIA Corp	225,595
2,108		NXP Semiconductors NV	230,025
14,930	n	Texas Instruments, Inc	1,929,553
8,428		Xilinx, Inc	808,245

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,670,575

SOFTWARE & SERVICES - 27.9%
10,938	*	Adobe, Inc	3,021,623
1,652	*,g	Adyen NV	1,086,395
15,975	*	Akamai Technologies, Inc	1,459,796
9,263		Automatic Data Processing, Inc	1,495,234
6,460		Fidelity National Information Services, Inc	857,630
10,805	*	GoDaddy, Inc	712,914
8,729		Intuit, Inc	2,321,390
15,845		MasterCard, Inc (Class A)	4,303,027
48,643		Microsoft Corp	6,762,836
20,994	*	PayPal Holdings, Inc	2,174,768
20,631	*	salesforce.com, Inc	3,062,466
4,599	*	ServiceNow, Inc	1,167,456
1,072	*	Twilio, Inc	117,877
14,539		Visa, Inc (Class A)	2,500,853
2,243	*	Zscaler, Inc	106,004

		TOTAL SOFTWARE & SERVICES	31,150,269

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
20,596	n	Apple, Inc	4,612,886
31,181		Cisco Systems, Inc	1,540,653

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY			VALUE

6,246	*	Keysight Technologies, Inc			$607,424
6,689		Motorola Solutions, Inc			1,139,873
65,773		Nokia Corp (ADR)			332,811

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,233,647

TRANSPORTATION - 0.2%
6,228	*	Lyft, Inc (Class A)			254,352

		TOTAL TRANSPORTATION			254,352

		TOTAL COMMON STOCKS			110,922,699

		(Cost $69,968,515)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 1.1%
$1,280,000		Federal Home Loan Bank (FHLB)	1.500%	10/01/19	1,280,000

		TOTAL GOVERNMENT AGENCY DEBT			1,280,000

		TOTAL SHORT-TERM INVESTMENTS			1,280,000

		(Cost $1,280,000)
		TOTAL INVESTMENTS - 100.4% (Cost $71,248,515)			112,202,699
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(446,248)

		NET ASSETS - 100.0%			$111,756,451

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities was $1,254,644 or 1.1% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of September 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Boeing Co, Put	3	$(408)	$320.00	10/18/19	$(138)
Texas Instruments, Inc, Put	4	(160)	115.00	10/18/19	(92)
Total	7	$(568)			$(230)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.6%
7,078		Aptiv plc	$618,759
34,840		Ford Motor Co	319,134

		TOTAL AUTOMOBILES & COMPONENTS	937,893

BANKS - 6.0%
82,519		Bank of America Corp	2,407,079
22,642		Citigroup, Inc	1,564,110
22,036		Citizens Financial Group, Inc	779,413
26,145		JPMorgan Chase & Co	3,077,005
20,598		US Bancorp	1,139,893

		TOTAL BANKS	8,967,500

CAPITAL GOODS - 6.9%
2,098		Boeing Co	798,226
2,893		Carlisle Cos, Inc	421,047
4,963		Deere & Co	837,159
8,929		Dover Corp	888,971
9,684	*,n	Enphase Energy, Inc	215,275
16,285	n	General Electric Co	145,588
11,371	n	Honeywell International, Inc	1,923,973
7,829		Ingersoll-Rand plc	964,611
10,882		ITT, Inc	665,870
6,073		L3Harris Technologies, Inc	1,267,071
2,276	n	Northrop Grumman Corp	853,022
3,877		Owens Corning, Inc	245,027
5,156		United Technologies Corp	703,897
3,954		Woodward Governor Co	426,360

		TOTAL CAPITAL GOODS	10,356,097

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
4,807		Verisk Analytics, Inc	760,179
10,582		Waste Management, Inc	1,216,930

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,977,109

CONSUMER DURABLES & APPAREL - 1.8%
2,163	*,n	Deckers Outdoor Corp	318,740
4,547		KB Home	154,598
13,036	*,e	Levi Strauss & Co	248,205
2,517	*	Lululemon Athletica, Inc	484,598
43,753	*,e	Mattel, Inc	498,347
15,809	*,g	Spin Master Corp	483,034
20,633		Tapestry, Inc	537,490

		TOTAL CONSUMER DURABLES & APPAREL	2,725,012

CONSUMER SERVICES - 0.8%
255	*	Chipotle Mexican Grill, Inc (Class A)	214,320
6,941		Royal Caribbean Cruises Ltd	751,919
2,088	n	Strategic Education, Inc	283,717

		TOTAL CONSUMER SERVICES	1,249,956

DIVERSIFIED FINANCIALS - 2.8%
10,308		Blackstone Group, Inc	503,443
6,301	n	CME Group, Inc	1,331,653
4,593		Discover Financial Services	372,446
26,208		Morgan Stanley	1,118,296
16,902		Voya Financial, Inc	920,145

		TOTAL DIVERSIFIED FINANCIALS	4,245,983

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 4.0%
7,175	*	Apergy Corp	$194,084
10,546		Cabot Oil & Gas Corp	185,293
15,910		Chevron Corp	1,886,926
9,613		Delek US Holdings, Inc	348,952
3,506		Diamondback Energy, Inc	315,224
8,258		EOG Resources, Inc	612,909
10,783		Exxon Mobil Corp	761,388
6,337		Hess Corp	383,262
9,444		ONEOK, Inc	695,928
31,486		Parsley Energy, Inc	528,965

		TOTAL ENERGY	5,912,931

FOOD & STAPLES RETAILING - 1.4%
3,713	n	Costco Wholesale Corp	1,069,752
8,111		Walmart, Inc	962,614

		TOTAL FOOD & STAPLES RETAILING	2,032,366

FOOD, BEVERAGE & TOBACCO - 4.8%
12,964		Campbell Soup Co	608,271
22,862		Coca-Cola Co	1,244,607
8,545		Coca-Cola European Partners plc (Class A)	473,820
13,845	n	ConAgra Brands, Inc	424,765
12,541		Diageo plc	512,303
3,248		Hershey Co	503,408
23,159		Mondelez International, Inc	1,281,156
8,899	*	Monster Beverage Corp	516,676
11,430		PepsiCo, Inc	1,567,053

		TOTAL FOOD, BEVERAGE & TOBACCO	7,132,059

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
17,691		Abbott Laboratories	1,480,206
3,670	n	Anthem, Inc	881,167
30,819	*	Boston Scientific Corp	1,254,025
5,242	n	CVS Health Corp	330,613
7,837		Danaher Corp	1,131,898
3,080	*,n	DexCom, Inc	459,659
3,410	*	Edwards Lifesciences Corp	749,893
6,045	*	Envista Holdings Corp	168,535
2,979	*,n	Guardant Health, Inc	190,150
5,268		HCA Healthcare, Inc	634,372
2,506	*	IDEXX Laboratories, Inc	681,457
4,009	*	Neogen Corp	273,053
2,358		STERIS plc	340,707
5,387		UnitedHealth Group, Inc	1,170,703
4,193		Zimmer Biomet Holdings, Inc	575,573

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	10,322,011

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
5,765		Colgate-Palmolive Co	423,785
3,994		Estee Lauder Cos (Class A)	794,606
18,458		Procter & Gamble Co	2,295,806
3,751		Reckitt Benckiser Group plc	292,876

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,807,073

INSURANCE - 2.8%
15,312		American International Group, Inc	852,878
5,136		Cincinnati Financial Corp	599,217
20,350		Hartford Financial Services Group, Inc	1,233,413
13,512		Metlife, Inc	637,226
4,344	*	Palomar Holdings, Inc	171,241
3,480		Willis Towers Watson plc	671,536

		TOTAL INSURANCE	4,165,511

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.8%
5,395		CF Industries Holdings, Inc	$265,434
10,950		Corteva, Inc	306,600
9,403		Dow, Inc	448,053
10,369		DuPont de Nemours, Inc	739,414
2,738		FMC Corp	240,068
8,905	n	Linde plc	1,725,077
15,034		Newmont Mining Corp	570,089
9,347		Nutrien Ltd	466,228
6,089		Vulcan Materials Co	920,900

		TOTAL MATERIALS	5,681,863

MEDIA & ENTERTAINMENT - 9.9%
6,808	n	Activision Blizzard, Inc	360,279
3,766	*	Alphabet, Inc (Class C)	4,590,754
28,320		Comcast Corp (Class A)	1,276,665
14,648	*	Facebook, Inc	2,608,516
3,654	*,n	NetFlix, Inc	977,883
670		Nintendo Co Ltd	249,573
11,782	*	Snap, Inc	186,156
5,369	*	Take-Two Interactive Software, Inc	672,950
9,780	*	Twitter, Inc	402,936
21,004		Viacom, Inc (Class B)	504,726
12,215		Vivendi Universal S.A.	334,236
17,821		Walt Disney Co	2,322,433
5,272	e	World Wrestling Entertainment, Inc (Class A)	375,103

		TOTAL MEDIA & ENTERTAINMENT	14,862,210

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
19,172		AbbVie, Inc	1,451,704
10,489	*	Acadia Pharmaceuticals, Inc	377,499
5,664	*,e	Allogene Therapeutics, Inc	154,372
6,505		AstraZeneca plc	580,825
30,622	*	Avantor, Inc	450,143
5,270	*,n	Biohaven Pharmaceutical Holding Co Ltd	219,864
2,536	*	Bluebird Bio, Inc	232,856
6,261		Daiichi Sankyo Co Ltd	395,629
5,205		Eli Lilly & Co	582,075
3,835	*	Exact Sciences Corp	346,569
2,541	*,e	GW Pharmaceuticals plc (ADR)	292,291
4,748	*	IQVIA Holdings, Inc	709,256
3,393	*,n	Jazz Pharmaceuticals plc	434,779
1,433		Lonza Group AG.	484,943
15,679		Merck & Co, Inc	1,319,858
3,615	*	Neurocrine Biosciences, Inc	325,748
7,607		Novo Nordisk AS	393,101
42,479		Pfizer, Inc	1,526,270
2,375	*	Sage Therapeutics, Inc	333,189
6,690		Sanofi-Aventis	619,713
2,177		Vifor Pharma AG.	347,948

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,578,632

REAL ESTATE - 1.3%
4,707		American Tower Corp	1,040,859
7,345		Outfront Media, Inc	204,044
8,794		Prologis, Inc	749,425

		TOTAL REAL ESTATE	1,994,328

RETAILING - 5.8%
2,351	*	Amazon.com, Inc	4,081,124
9,749		Best Buy Co, Inc	672,584
19,090	*	BJ’s Wholesale Club Holdings, Inc	493,858
10,078	n	Home Depot, Inc	2,338,298
6,651		Target Corp	711,058
3,946	n	Tiffany & Co	365,518

		TOTAL RETAILING	8,662,440

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
20,764	*	Advanced Micro Devices, Inc	$601,948
1,569		Broadcom, Inc	433,154
11,080	*,n	Cree, Inc	542,920
5,825	*	First Solar, Inc	337,908
2,742	*	Inphi Corp	167,399
17,813		Intel Corp	917,904
30,120		Marvell Technology Group Ltd	752,096
3,211		Monolithic Power Systems, Inc	499,728
4,365		NVIDIA Corp	759,816
7,099		QUALCOMM, Inc	541,512
2,536	n	Universal Display Corp	425,794

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,980,179

SOFTWARE & SERVICES - 11.1%
674	*	CACI International, Inc (Class A)	155,869
3,044		Dassault Systemes S.A.	433,637
6,888		Fidelity National Information Services, Inc	914,451
6,315	*	Fiserv, Inc	654,171
5,317	n	International Business Machines Corp	773,198
1,999	*	LiveRamp Holdings, Inc	85,877
8,914		MasterCard, Inc (Class A)	2,420,775
10,774	*	Medallia, Inc	295,531
48,496		Microsoft Corp	6,742,399
7,079	*	PayPal Holdings, Inc	733,313
2,397	*	Proofpoint, Inc	309,333
8,538	*	salesforce.com, Inc	1,267,381
2,007	*,n	ServiceNow, Inc	509,477
5,321	*	Synopsys, Inc	730,307
15,021	*,n	Teradata Corp	465,651
3,649	*,e,n	Zscaler, Inc	172,452

		TOTAL SOFTWARE & SERVICES	16,663,822

TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
26,430	n	Apple, Inc	5,919,527
43,587		Cisco Systems, Inc	2,153,634
32,541		Hewlett Packard Enterprise Co	493,647
8,810	*	Keysight Technologies, Inc	856,773
5,938	n	Motorola Solutions, Inc	1,011,894
97,270		Nokia Corp (ADR)	492,186
25,468	*	Pure Storage, Inc	431,428
6,271		Western Digital Corp	374,002

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	11,733,091

TELECOMMUNICATION SERVICES - 1.2%
23,454		AT&T, Inc	887,499
16,135		Verizon Communications, Inc	973,909

		TOTAL TELECOMMUNICATION SERVICES	1,861,408

TRANSPORTATION - 1.7%
16,929		CSX Corp	1,172,672
8,734		Delta Air Lines, Inc	503,078
3,848		DSV AS	365,752
3,612		United Parcel Service, Inc (Class B)	432,790

		TOTAL TRANSPORTATION	2,474,292

UTILITIES - 2.5%
5,795		Alliant Energy Corp	312,524
7,111		Ameren Corp	569,236
4,893		Entergy Corp	574,242
20,233		FirstEnergy Corp	975,838
5,443		NextEra Energy, Inc	1,268,165

		TOTAL UTILITIES	3,700,005

		TOTAL COMMON STOCKS	149,023,771

		(Cost $101,269,153)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.9%
$1,300,000		Federal Home Loan Bank (FHLB)	1.500%	10/01/19	$1,300,000

		TOTAL GOVERNMENT AGENCY DEBT			1,300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
1,246,754	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,246,754

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,246,754

		TOTAL SHORT-TERM INVESTMENTS			2,546,754

		(Cost $2,546,754)
		TOTAL INVESTMENTS - 101.1% (Cost $103,815,907)			151,570,525
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(1,609,853)

		NET ASSETS - 100.0%			$149,960,672

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,632,235.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities was $483,034 or 0.3% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of September 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Activision Blizzard, Inc, Put	20	$(760)	$47.50	10/18/19	$(400)
Anthem, Inc, Call	3	(177)	270.00	10/25/19	(134)
Anthem, Inc, Put	3	(774)	220.00	10/25/19	(546)
Apple, Inc, Call	5	(1,815)	250.00	01/17/20	(1,550)
Apple, Inc, Call	10	(7,421)	240.00	06/19/20	(13,350)
Apple, Inc, Call	5	(3,837)	245.00	06/19/20	(5,760)
Apple, Inc, Put	3	(57)	187.50	10/04/19	(6)
Apple, Inc, Put	10	(5,674)	170.00	06/19/20	(4,080)
Apple, Inc, Put	10	(10,530)	190.00	06/19/20	(7,750)
Arista Networks, Inc, Put	3	(2,909)	210.00	11/15/19	(1,470)
Biohaven Pharmaceutical Holding Co Ltd, Put	14	(17,121)	50.00	01/17/20	(18,830)
Cigna Corp, Put	5	(3,685)	145.00	01/17/20	(3,450)
CME Group, Inc, Call	4	(1,360)	240.00	12/20/19	(510)
CME Group, Inc, Call	4	(3,784)	230.00	03/20/20	(1,820)
CME Group, Inc, Put	4	(1,392)	170.00	12/20/19	(420)
CME Group, Inc, Put	4	(2,016)	190.00	03/20/20	(2,540)
Coherent, Inc, Put	2	(250)	135.00	10/18/19	(240)
Coherent, Inc, Put	3	(3,094)	110.00	11/15/19	(292)
ConAgra Brands, Inc, Put	12	(1,536)	24.00	12/20/19	(240)
Constellation Brands, Inc, Put	3	(1,048)	180.00	10/18/19	(240)
Costco Wholesale Corp, Call	4	(4,116)	280.00	01/17/20	(8,308)
Costco Wholesale Corp, Put	3	(420)	260.00	10/18/19	(327)
Costco Wholesale Corp, Put	4	(2,312)	245.00	01/17/20	(1,310)
Cree, Inc, Call	13	(1,439)	55.00	12/20/19	(2,282)
Cree, Inc, Put	19	(7,096)	42.50	12/20/19	(3,116)
CVS Health Corp, Put	33	(1,418)	56.50	10/25/19	(495)
Deckers Outdoor Corp, Call	6	(1,185)	180.00	11/15/19	(540)
Deckers Outdoor Corp, Put	6	(3,708)	120.00	12/20/19	(1,320)
DexCom, Inc, Put	7	(7,405)	135.00	12/20/19	(4,690)
DISH Network Corp, Put	14	(3,822)	27.50	01/17/20	(1,260)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Enphase Energy, Inc, Put	16	$(1,711)	$20.00	11/15/19	$(3,040)
FedEx Corp, Put	4	(9,156)	190.00	01/17/20	(18,700)
Guardant Health, Inc, Call	5	(2,764)	125.00	10/18/19	(280)
Hain Celestial Group, Inc, Put	24	(13,152)	23.00	01/17/20	(6,420)
Home Depot, Inc, Call	3	(251)	245.00	11/15/19	(495)
Home Depot, Inc, Call	3	(1,053)	250.00	01/17/20	(1,053)
Home Depot, Inc, Put	3	(63)	200.00	10/18/19	(27)
Home Depot, Inc, Put	3	(171)	202.50	11/01/19	(98)
Humana, Inc, Put	8	(10,143)	245.00	11/15/19	(5,120)
International Business Machines Corp, Put	7	(2,312)	125.00	11/15/19	(546)
Intuitive Surgical, Inc, Put	1	(707)	445.00	10/18/19	(97)
Jazz Pharmaceuticals plc, Put	6	(4,710)	125.00	12/20/19	(3,840)
Linde plc, Put	5	(1,540)	175.00	10/18/19	(125)
M&T Bank Corp, Put	7	(3,643)	140.00	01/17/20	(1,925)
Micron Technology, Inc, Put	13	(2,195)	38.00	11/15/19	(1,066)
Motorola Solutions, Inc, Call	7	(2,993)	165.00	01/17/20	(8,627)
Motorola Solutions, Inc, Call	7	(2,856)	185.00	01/17/20	(2,292)
Motorola Solutions, Inc, Put	7	(2,681)	130.00	10/18/19	(210)
Nektar Therapeutics, Put	12	(5,315)	22.00	01/17/20	(6,420)
Nektar Therapeutics, Put	8	(4,968)	32.00	01/17/20	(11,240)
NetFlix, Inc, Call	3	(302)	325.00	10/11/19	(39)
NetFlix, Inc, Call	3	(579)	315.00	10/18/19	(729)
NetFlix, Inc, Put	3	(2,724)	240.00	11/15/19	(2,343)
Northrop Grumman Corp, Call	2	(746)	390.00	01/17/20	(2,756)
Northrop Grumman Corp, Put	7	(2,525)	315.00	11/15/19	(980)
Nutanix, Inc, Put	22	(12,056)	22.50	01/17/20	(3,960)
PNC Financial Services Group, Inc, Put	7	(203)	120.00	10/18/19	(140)
PVH Corp, Put	10	(7,653)	85.00	01/17/20	(5,800)
PVH Corp, Put	5	(4,607)	90.00	01/17/20	(4,075)
Rockwell Automation, Inc, Put	5	(2,088)	140.00	10/18/19	(75)
ServiceNow, Inc, Call	3	(309)	310.00	10/18/19	(108)
ServiceNow, Inc, Call	2	(1,316)	300.00	01/17/20	(1,162)
ServiceNow, Inc, Call	3	(1,434)	310.00	01/17/20	(1,299)
ServiceNow, Inc, Put	5	(5,440)	230.00	11/15/19	(3,440)
ServiceNow, Inc, Put	5	(5,740)	230.00	01/17/20	(6,475)
Strategic Education, Inc, Put	3	(1,898)	150.00	11/15/19	(5,250)
Teladoc Health, Inc, Put	6	(444)	55.00	11/15/19	(600)
Teradata Corp, Call	11	(785)	47.50	12/20/19	(192)
Teradata Corp, Put	11	(2,369)	30.00	12/20/19	(1,760)
Teradata Corp, Put	11	(4,048)	32.50	12/20/19	(3,218)
Tiffany & Co, Put	10	(23,280)	105.00	01/17/20	(13,880)
Tiffany & Co, Put	10	(27,030)	110.00	01/17/20	(18,325)
Tiffany & Co, Put	10	(5,099)	82.50	01/17/20	(2,550)
Ulta Beauty, Inc, Put	2	(137)	205.00	10/04/19	(20)
Ulta Beauty, Inc, Put	2	(472)	210.00	10/11/19	(20)
Universal Display Corp, Call	4	(1,892)	220.00	12/20/19	(1,030)
Universal Display Corp, Call	3	(954)	230.00	12/20/19	(492)
Universal Display Corp, Call	7	(10,199)	270.00	03/20/20	(1,383)
Universal Display Corp, Put	4	(488)	155.00	10/04/19	(240)
Universal Display Corp, Put	3	(1,445)	160.00	10/18/19	(1,230)
Universal Display Corp, Put	7	(10,520)	170.00	12/20/19	(12,705)
WellCare Health Plans, Inc, Put	9	(5,663)	230.00	12/20/19	(2,655)
WellCare Health Plans, Inc, Put	3	(3,174)	240.00	12/20/19	(1,260)
Wright Medical Group NV, Put	22	(1,826)	22.50	11/15/19	(5,720)
Xilinx, Inc, Put	5	(395)	90.00	10/11/19	(285)
Xilinx, Inc, Put	7	(2,697)	95.00	12/20/19	(4,410)
Zendesk, Inc, Put	11	(4,268)	65.00	01/17/20	(3,630)
Zscaler, Inc, Put	13	(8,244)	47.00	01/17/20	(7,475)
Zscaler, Inc, Put	13	(10,539)	50.00	01/17/20	(9,737)
Total	657	$(350,133)			$(290,345)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

BANKS - 15.7%
87,940		Bank of America Corp	$2,565,210
32,500		Citigroup, Inc	2,245,100
28,400		JPMorgan Chase & Co	3,342,396
4,225		PNC Financial Services Group, Inc	592,176
14,200		US Bancorp	785,828
26,550		Wells Fargo & Co	1,339,182

		TOTAL BANKS	10,869,892

CAPITAL GOODS - 9.4%
4,980		Allegion plc	516,177
6,100		Deere & Co	1,028,948
6,093		Dover Corp	606,619
5,100		Eaton Corp	424,065
35,000		General Electric Co	312,900
7,000		Honeywell International, Inc	1,184,400
7,200		Ingersoll-Rand plc	887,112
16,365		Masco Corp	682,093
3,506		Parker-Hannifin Corp	633,218
1,865		Stanley Black & Decker, Inc	269,325

		TOTAL CAPITAL GOODS	6,544,857

CONSUMER DURABLES & APPAREL - 1.2%
223	*	NVR, Inc	828,969

		TOTAL CONSUMER DURABLES & APPAREL	828,969

CONSUMER SERVICES - 1.1%
3,600		McDonald’s Corp	772,956

		TOTAL CONSUMER SERVICES	772,956

DIVERSIFIED FINANCIALS - 2.1%
4,975		American Express Co	588,443
4,330		Goldman Sachs Group, Inc	897,306

		TOTAL DIVERSIFIED FINANCIALS	1,485,749

ENERGY - 7.0%
14,100		Chevron Corp	1,672,260
5,975		Diamondback Energy, Inc	537,212
11,875		EOG Resources, Inc	881,363
14,700		Exxon Mobil Corp	1,037,967
8,800		Valero Energy Corp	750,112

		TOTAL ENERGY	4,878,914

FOOD & STAPLES RETAILING - 1.5%
8,500		Walmart, Inc	1,008,780

		TOTAL FOOD & STAPLES RETAILING	1,008,780

FOOD, BEVERAGE & TOBACCO - 2.5%
15,000		Mondelez International, Inc	829,800
11,500		Philip Morris International, Inc	873,195

		TOTAL FOOD, BEVERAGE & TOBACCO	1,702,995

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
3,600		Abbott Laboratories	301,212
2,750		Anthem, Inc	660,275
3,650		Cigna Corp	554,033

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

10,000		CVS Health Corp	$630,700
3,400		HCA Healthcare, Inc	409,428
6,300		Medtronic plc	684,306
2,010		UnitedHealth Group, Inc	436,813
6,625		Zimmer Biomet Holdings, Inc	909,414

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,586,181

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
16,300		Procter & Gamble Co	2,027,394

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,027,394

INSURANCE - 7.0%
19,411		American International Group, Inc	1,081,192
6,248	*	Berkshire Hathaway, Inc (Class B)	1,299,709
6,600		Chubb Ltd	1,065,504
8,837		Lincoln National Corp	533,048
4,360		Marsh & McLennan Cos, Inc	436,218
4,862		Prudential Financial, Inc	437,337

		TOTAL INSURANCE	4,853,008

MATERIALS - 4.1%
9,200		Ball Corp	669,852
15,500		Corteva, Inc	434,000
11,200	*	Crown Holdings, Inc	739,872
7,183		DuPont de Nemours, Inc	512,220
4,400		PPG Industries, Inc	521,444

		TOTAL MATERIALS	2,877,388

MEDIA & ENTERTAINMENT - 4.5%
34,500		Comcast Corp (Class A)	1,555,260
12,000		Walt Disney Co	1,563,840

		TOTAL MEDIA & ENTERTAINMENT	3,119,100

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
1,900		Amgen, Inc	367,669
9,500		Bristol-Myers Squibb Co	481,745
8,300		Gilead Sciences, Inc	526,054
1,300	*	Jazz Pharmaceuticals plc	166,582
15,658		Johnson & Johnson	2,025,832
8,100		Merck & Co, Inc	681,858
39,000		Pfizer, Inc	1,401,270

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,651,010

REAL ESTATE - 2.2%
2,245		AvalonBay Communities, Inc	483,416
3,200		Boston Properties, Inc	414,912
7,300		Prologis, Inc	622,106

		TOTAL REAL ESTATE	1,520,434

RETAILING - 1.8%
5,450		Home Depot, Inc	1,264,509

		TOTAL RETAILING	1,264,509

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
14,500		Applied Materials, Inc	723,550
1,900		Broadcom, Inc	524,533
23,600		Intel Corp	1,216,108
10,500	*	Micron Technology, Inc	449,925
3,925		NXP Semiconductors NV	428,296

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,342,412

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES	COMPANY			VALUE

SOFTWARE & SERVICES - 3.3%
4,297	Accenture plc			$826,528
7,360	Microsoft Corp			1,023,261
8,600	Oracle Corp			473,258

	TOTAL SOFTWARE & SERVICES			2,323,047

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
16,700	Cisco Systems, Inc			825,147
7,750	TE Connectivity Ltd			722,145

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,547,292

TELECOMMUNICATION SERVICES - 3.4%
16,638	AT&T, Inc			629,582
28,300	Verizon Communications, Inc			1,708,188

	TOTAL TELECOMMUNICATION SERVICES			2,337,770

TRANSPORTATION - 1.8%
5,555	CSX Corp			384,795
5,200	Union Pacific Corp			842,296

	TOTAL TRANSPORTATION			1,227,091

UTILITIES - 5.5%
6,932	American Electric Power Co, Inc			649,459
5,810	Entergy Corp			681,862
18,100	FirstEnergy Corp			872,963
4,579	NextEra Energy, Inc			1,066,861
3,476	Sempra Energy			513,092

	TOTAL UTILITIES			3,784,237

	TOTAL COMMON STOCKS			68,553,985

	(Cost $56,880,610)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 1.4%
$980,000	Federal Home Loan Bank (FHLB)	1.500%	10/01/19	980,000

	TOTAL GOVERNMENT AGENCY DEBT			980,000

	TOTAL SHORT-TERM INVESTMENTS			980,000

	(Cost $980,000)
	TOTAL INVESTMENTS - 100.1% (Cost $57,860,610)			69,533,985
	OTHER ASSETS & LIABILITIES, NET - (0.1)%			(101,978)

	NET ASSETS - 100.0%			$69,432,007

*	Non-income producing

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

DIVERSIFIED REITS - 3.7%
65,000		Colony Capital, Inc	$391,300
30,000		Essential Properties Realty Trust, Inc	687,300
10,000		iShares Dow Jones US Real Estate Index Fund	935,400
30,000		STORE Capital Corp	1,122,300

		TOTAL DIVERSIFIED REITS	3,136,300

HEALTH CARE REITS - 7.2%
60,000		HCP, Inc	2,137,800
18,000		Ventas, Inc	1,314,540
30,000		Welltower, Inc	2,719,500

		TOTAL HEALTH CARE REITS	6,171,840

HOTEL & RESORT REITS - 2.2%
75,000		Host Marriott Corp	1,296,750
22,000		Pebblebrook Hotel Trust	612,040

		TOTAL HOTEL & RESORT REITS	1,908,790

INDUSTRIAL REITS - 13.6%
40,000		Americold Realty Trust	1,482,800
25,000		Duke Realty Corp	849,250
6,000		EastGroup Properties, Inc	750,120
52,500		Prologis, Inc	4,474,050
65,000		Rexford Industrial Realty, Inc	2,861,300
22,000		Terreno Realty Corp	1,123,980

		TOTAL INDUSTRIAL REITS	11,541,500

INTERNET SERVICES & INFRASTRUCTURE - 0.5%
10,000	*	GDS Holdings Ltd (ADR)	400,800

		TOTAL INTERNET SERVICES & INFRASTRUCTURE	400,800

IT CONSULTING & OTHER SERVICES - 0.8%
8,000	*	InterXion Holding NV	651,680

		TOTAL IT CONSULTING & OTHER SERVICES	651,680

MORTGAGE REITS - 0.9%
30,000		Starwood Property Trust, Inc	726,600

		TOTAL MORTGAGE REITS	726,600

OFFICE REITS - 8.7%
15,000		Alexandria Real Estate Equities, Inc	2,310,600
12,000		Boston Properties, Inc	1,555,920
42,500		Hudson Pacific Properties	1,422,050
12,000		Kilroy Realty Corp	934,680
14,000		SL Green Realty Corp	1,144,500

		TOTAL OFFICE REITS	7,367,750

RESIDENTIAL REITS - 21.2%
30,000		American Homes 4 Rent	776,700
12,000		AvalonBay Communities, Inc	2,583,960
21,000		Equity Lifestyle Properties, Inc	2,805,600
31,000		Equity Residential	2,674,060
8,000		Essex Property Trust, Inc	2,613,200
70,000		Invitation Homes, Inc	2,072,700
12,000		Mid-America Apartment Communities, Inc	1,560,120
20,000		Sun Communities, Inc	2,969,000

		TOTAL RESIDENTIAL REITS	18,055,340

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY			VALUE

RETAIL REITS - 10.7%
12,000	Agree Realty Corp			$877,800
9,000	Federal Realty Investment Trust			1,225,260
18,000	Realty Income Corp			1,380,240
27,000	Regency Centers Corp			1,876,230
20,000	Simon Property Group, Inc			3,113,000
32,000	SITE Centers Corp			483,520
4,000	Taubman Centers, Inc			163,320

	TOTAL RETAIL REITS			9,119,370

SPECIALIZED REITS - 28.3%
28,300	American Tower Corp			6,257,979
23,000	Crown Castle International Corp			3,197,230
13,000	CyrusOne, Inc			1,028,300
9,000	Digital Realty Trust, Inc			1,168,290
6,500	Equinix, Inc			3,749,200
13,000	Extra Space Storage, Inc			1,518,660
22,000	Gaming and Leisure Properties, Inc			841,280
7,000	Public Storage, Inc			1,716,890
14,000	QTS Realty Trust, Inc			719,740
8,000	SBA Communications Corp			1,929,200
45,000	VICI Properties, Inc			1,019,250
35,000	Weyerhaeuser Co			969,500

	TOTAL SPECIALIZED REITS			24,115,519

	TOTAL COMMON STOCKS			83,195,489

	(Cost $52,939,266)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.9%
$1,650,000	Federal Home Loan Bank (FHLB)	1.500%	10/01/19	1,650,000

	TOTAL GOVERNMENT AGENCY DEBT			1,650,000

	TOTAL SHORT-TERM INVESTMENTS			1,650,000

	(Cost $1,650,000)
	TOTAL INVESTMENTS - 99.7% (Cost $54,589,266)			84,845,489
	OTHER ASSETS & LIABILITIES, NET - 0.3%			251,848

	NET ASSETS - 100.0%			$85,097,337

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

BANKS - 12.0%
2,110		Ameris Bancorp	$84,906
3,590	*	Axos Financial, Inc	99,263
6,930		Bank of NT Butterfield & Son Ltd	205,405
14,214		Cadence BanCorp	249,314
8,530		Cathay General Bancorp	296,290
460		Civista Bancshares, Inc	9,996
2,268		ConnectOne Bancorp, Inc	50,350
4,760	*	Customers Bancorp, Inc	98,722
2,920		Eagle Bancorp, Inc	130,290
396		Enterprise Financial Services Corp	16,137
8,740		Essent Group Ltd	416,636
2,180		Federal Agricultural Mortgage Corp (Class C)	178,019
1,730		First Bancorp (NC)	62,107
11,550		First Commonwealth Financial Corp	153,384
9,360		First Midwest Bancorp, Inc	182,333
1,208		First of Long Island Corp	27,482
5,380		Great Western Bancorp, Inc	177,540
6,281		Hancock Holding Co	240,531
1,420		Hanmi Financial Corp	26,668
2,276		Hilltop Holdings, Inc	54,374
1,350		Horizon Bancorp	23,436
4,530		IBERIABANK Corp	342,196
1,804		Independent Bank Corp (MI)	38,452
2,500		Lakeland Bancorp, Inc	38,575
4,350		LegacyTexas Financial Group, Inc	189,355
5,490		Meta Financial Group, Inc	179,029
410		Midland States Bancorp, Inc	10,681
9,560	*	Mr Cooper Group, Inc	101,527
7,620	*	NMI Holdings, Inc	200,101
2,280		OceanFirst Financial Corp	53,808
12,230		OFG Bancorp	267,837
1,220		Old Second Bancorp, Inc	14,908
3,710		PennyMac Financial Services, Inc	112,710
880		Peoples Bancorp, Inc	27,993
590		QCR Holdings, Inc	22,408
16,960		Radian Group, Inc	387,366
2,446		Sandy Spring Bancorp, Inc	82,455
4,080		Simmons First National Corp (Class A)	101,592
3,260	*	The Bancorp, Inc	32,274
1,540	*	Tristate Capital Holdings, Inc	32,402
12,547		United Community Banks, Inc	355,707
2,212		Univest Corp of Pennsylvania	56,428
6,230		Walker & Dunlop, Inc	348,444
2,270		WesBanco, Inc	84,830
4,230		WSFS Financial Corp	186,543

		TOTAL BANKS	6,050,804

CAPITAL GOODS - 10.9%
983		AAR Corp	40,509
3,303		Advanced Drainage Systems, Inc	106,588
2,710	*	Aerojet Rocketdyne Holdings, Inc	136,882
1,120		Albany International Corp (Class A)	100,979
1,518		Applied Industrial Technologies, Inc	86,222
5,440		Arcosa, Inc	186,102
10,728	*	Atkore International Group, Inc	325,595
2,130		AZZ, Inc	92,783
7,159	*	BMC Stock Holdings, Inc	187,423
11,720	*	Builders FirstSource, Inc	241,139
1,620		Columbus McKinnon Corp	59,017

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,609		Comfort Systems USA, Inc	$336,546
4,110	*	Continental Building Products, Inc	112,162
1,258		CSW Industrials, Inc	86,840
1,640		Douglas Dynamics, Inc	73,095
860	*	Ducommun, Inc	36,464
1,236	*	DXP Enterprises, Inc	42,914
4,097		EMCOR Group, Inc	352,834
860		Encore Wire Corp	48,401
9,480	*	Enphase Energy, Inc	210,740
1,850		EnPro Industries, Inc	127,002
1,300		ESCO Technologies, Inc	103,428
2,860	*	Evoqua Water Technologies Corp	48,677
3,970		Federal Signal Corp	129,978
3,210	*	Foundation Building Materials, Inc	49,723
8,532	*	GMS, Inc	245,039
8,330	*	Great Lakes Dredge & Dock Corp	87,049
2,900	*	Herc Holdings, Inc	134,879
2,060		Kadant, Inc	180,847
5,170	*	Mastec, Inc	335,688
3,220		Moog, Inc (Class A)	261,206
3,918		Mueller Industries, Inc	112,368
4,915	*	Parsons Corp	162,097
8,320	*	PGT, Inc	143,686
310		Powell Industries, Inc	12,137
792		Quanex Building Products Corp	14,319
9,830	*	Rexnord Corp	265,901
2,300	*	Titan Machinery, Inc	32,982
2,887	*	Trimas Corp	88,487
1,385	*	Vectrus, Inc	56,300
2,570		Wabash National Corp	37,291

		TOTAL CAPITAL GOODS	5,492,319

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
500		Barrett Business Services, Inc	44,410
3,640	*	CBIZ, Inc	85,540
973		CRA International, Inc	40,837
1,290		Ennis, Inc	26,071
5,719		Exponent, Inc	399,758
2,220		Heidrick & Struggles International, Inc	60,606
3,140		Insperity, Inc	309,667
602		Kforce, Inc	22,776
1,770		Kimball International, Inc (Class B)	34,161
400		McGrath RentCorp	27,836
4,776		Tetra Tech, Inc	414,366
4,050	*	TriNet Group, Inc	251,869
1,498		Viad Corp	100,591

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,818,488

CONSUMER DURABLES & APPAREL - 2.6%
1,890	*	Deckers Outdoor Corp	278,510
330		Johnson Outdoors, Inc	19,325
5,150		La-Z-Boy, Inc	172,988
3,350	*	Malibu Boats, Inc	102,778
2,959	*	MasterCraft Boat Holdings, Inc	44,163
510	*	Meritage Homes Corp	35,879
2,619		Skyline Corp	78,806
13,130	*	Sonos, Inc	176,073
5,440	*	Taylor Morrison Home Corp	141,114
2,170	*	TopBuild Corp	209,253
357	*	Universal Electronics, Inc	18,171
3,430	*	Vera Bradley, Inc	34,643

		TOTAL CONSUMER DURABLES & APPAREL	1,311,703

CONSUMER SERVICES - 3.5%
4,010		BBX Capital Corp	18,727
8,630	*	Career Education Corp	137,131
1,250		Carriage Services, Inc	25,550

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,400	*	Chuy’s Holdings, Inc	$34,664
1,162		Collectors Universe	33,094
6,340	*	Denny’s Corp	144,330
7,340	*	Houghton Mifflin Harcourt Co	39,122
3,640		Jack in the Box, Inc	331,677
4,560	*	K12, Inc	120,384
11,940	*	Laureate Education, Inc	197,905
2,500	*	Lindblad Expeditions Holdings, Inc	41,900
5,430	*,e	OneSpaWorld Holdings Ltd	84,328
5,450	*	PlayAGS, Inc	56,026
650		Ruth’s Chris Steak House, Inc	13,270
2,330	*	Select Interior Concepts Inc	30,220
1,820		Strategic Education, Inc	247,301
2,800	*,e	Target Hospitality Corp	19,068
3,894		Texas Roadhouse, Inc (Class A)	204,513

		TOTAL CONSUMER SERVICES	1,779,210

DIVERSIFIED FINANCIALS - 3.9%
5,865	e	Arlington Asset Investment Corp (Class A)	32,199
2,250	*	Blucora, Inc	48,690
10,760		Brightsphere Investment Group, Inc	106,632
1,390		Cherry Hill Mortgage Investment Corp	18,209
4,720	*	Cowen Group, Inc	72,641
3,050	*	Curo Group Holdings Corp	40,504
4,240	*,e	Encore Capital Group, Inc	141,298
4,092	*	Enova International, Inc	84,909
1,860	*	Ezcorp, Inc (Class A)	12,006
14,490		FGL Holdings	115,630
6,000		iShares Russell 2000 Index Fund	908,040
620	*	Regional Management Corp	17,459
2,500		Sculptor Capital Management, Inc	48,700
5,894		Stifel Financial Corp	338,198

		TOTAL DIVERSIFIED FINANCIALS	1,985,115

ENERGY - 4.1%
2,810		Amplify Energy Corp	17,338
8,187		Berry Petroleum Co LLC	76,630
2,700	*	Bonanza Creek Energy, Inc	60,453
12,060	*	C&J Energy Services, Inc	129,404
2,768		CVR Energy, Inc	121,875
4,937		Delek US Holdings, Inc	179,213
2,180		Evolution Petroleum Corp	12,731
5,269	*	Exterran Corp	68,813
1,120	e	Falcon Minerals Corp	6,440
1,712	*	Forum Energy Technologies, Inc	2,654
10,470		Green Plains Renewable Energy, Inc	110,930
19,650	*	Keane Group, Inc	119,079
3,870	e	Liberty Oilfield Services, Inc	41,912
4,080		Mammoth Energy Services, Inc	10,118
2,296	*	Matrix Service Co	39,353
8,860	*	Par Pacific Holdings, Inc	202,540
4,532		Peabody Energy Corp	66,711
17,690	*	ProPetro Holding Corp	160,802
10,004	*	Renewable Energy Group, Inc	150,110
9,174	*	SandRidge Energy, Inc	43,118
3,605	*	Talos Energy, Inc	73,290
11,004	*,e	Tellurian, Inc	91,498
6,340		World Fuel Services Corp	253,220

		TOTAL ENERGY	2,038,232

FOOD & STAPLES RETAILING - 0.7%
410		Ingles Markets, Inc (Class A)	15,933
2,183	*	Natural Grocers by Vitamin C	21,808
6,910	*	Performance Food Group Co	317,929

		TOTAL FOOD & STAPLES RETAILING	355,670

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.3%
1,020	*	Boston Beer Co, Inc (Class A)	$371,361
1,850		Calavo Growers, Inc	176,083
380		Coca-Cola Bottling Co Consolidated	115,471
1,110	*	Craft Brewers Alliance, Inc	9,091
36,655	e	Dean Foods Co	42,520
7,590	*	Hostess Brands, Inc	106,146
1,000		Lancaster Colony Corp	138,650
7,480	*	Simply Good Foods Co	216,845

		TOTAL FOOD, BEVERAGE & TOBACCO	1,176,167

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
2,850		Conmed Corp	274,027
4,202	*	Envista Holdings Corp	117,152
3,372	*	Hanger Orthopedic Group, Inc	68,721
2,230		HealthStream, Inc	57,735
11,030	*	HMS Holdings Corp	380,149
2,595	*,e	Inovalon Holdings, Inc	42,532
4,510	*	Integer Holding Corp	340,776
741	*,e	iRadimed Corp	15,576
8,040	*	Lantheus Holdings, Inc	201,523
1,547	*	LivaNova plc	114,153
1,580		Meridian Bioscience, Inc	14,994
7,140	*	Merit Medical Systems, Inc	217,484
4,660	*	NuVasive, Inc	295,351
12,634	*	OraSure Technologies, Inc	94,376
4,550	*	Orthofix International NV	241,241
444	*,e	Phreesia, Inc	10,763
10,600	*	Select Medical Holdings Corp	175,642
1,780	*	Staar Surgical Co	45,888
1,788	*	SurModics, Inc	81,783
1,700	*	Tandem Diabetes Care, Inc	100,266
940	*	Triple-S Management Corp (Class B)	12,596

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,902,728

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
2,090		Medifast, Inc	216,587
2,900	*	USANA Health Sciences, Inc	198,331

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	414,918

INSURANCE - 2.5%
6,596		American Equity Investment Life Holding Co	159,623
2,720		Amerisafe, Inc	179,819
2,170		Employers Holdings, Inc	94,569
47,600	*	Genworth Financial, Inc (Class A)	209,440
91	*	Greenlight Capital Re Ltd (Class A)	956
6,254	*,e	Health Insurance Innovations, Inc	155,912
2,254		Heritage Insurance Holdings, Inc	33,697
2,290		James River Group Holdings Ltd	117,340
7,863	*	Third Point Reinsurance Ltd	78,551
1,600		United Insurance Holdings Corp	22,384
4,502		Universal Insurance Holdings, Inc	135,015
1,960	*	Watford Holdings Ltd	52,822

		TOTAL INSURANCE	1,240,128

MATERIALS - 5.3%
62,450	*,e	AK Steel Holding Corp	141,762
6,210		Boise Cascade Co	202,384
13,690		Commercial Metals Co	237,932
10,700	*,†	Ferroglobe plc	0
11,870	*	Gold Resource Corp	36,204
3,210		Greif, Inc (Class A)	121,627
1,930		Innospec, Inc	172,040
1,747	*	Koppers Holdings, Inc	51,030

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,970		Materion Corp	$182,239
740		Olympic Steel, Inc	10,656
2,710	*	Omnova Solutions, Inc	27,290
3,020		PH Glatfelter Co	46,478
8,000		PolyOne Corp	261,200
2,240	*	Ryerson Holding Corp	19,107
9,729		Schnitzer Steel Industries, Inc (Class A)	201,001
2,330		Stepan Co	226,150
12,740	*	Summit Materials, Inc	282,828
5,220		Trinseo S.A.	224,199
1,005	*	US Concrete, Inc	55,556
9,310		Warrior Met Coal, Inc	181,731

		TOTAL MATERIALS	2,681,414

MEDIA & ENTERTAINMENT - 2.2%
800	*	Boston Omaha Corp	15,864
2,680	*	Cargurus, Inc	82,946
4,020	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	18,070
42,094	*	Clear Channel	106,077
2,360		Emerald Expositions Events, Inc	22,963
5,120		Entravision Communications Corp (Class A)	16,282
24,275	*	Glu Mobile, Inc	121,132
8,090	*	Imax Corp	177,575
2,880	*	Liberty Braves Group (Class C)	79,920
2,438	*	Liberty TripAdvisor Holdings, Inc	22,941
7,310	*	MSG Networks, Inc	118,568
2,830	*	TechTarget, Inc	63,746
7,340	*	Yelp, Inc	255,065

		TOTAL MEDIA & ENTERTAINMENT	1,101,149

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
22	*	10X Genomics, Inc	1,109
29,467	*	Achillion Pharmaceuticals, Inc	106,081
1,890	*	Adamas Pharmaceuticals, Inc	9,667
7,670	*,e	Affimed NV	22,550
15,330	*	Akebia Therapeutics, Inc	60,094
11,879	*	Akorn, Inc	45,140
1,347	*,e	AMAG Pharmaceuticals, Inc	15,558
2,660	*	Amphastar Pharmaceuticals, Inc	52,748
2,060	*	Anika Therapeutics, Inc	113,073
4,290	*	Ardelyx, Inc	20,163
7,500	*	Arqule, Inc	53,775
1,290	*	Arvinas, Inc	27,799
1,980	*	Assembly Biosciences, Inc	19,463
3,190	*	Audentes Therapeutics, Inc	89,607
12,150	*	BioDelivery Sciences International, Inc	51,151
300	*	Biospecifics Technologies Corp	16,056
4,490	*	Calithera Biosciences, Inc	13,874
8,656	*	CareDx, Inc	195,712
2,490	*	Castle Biosciences, Inc	45,044
1,909	*	ChemoCentryx, Inc	12,943
4,610	*	Chiasma, Inc	22,820
5,030	*	Chimerix, Inc	11,821
4,891	*	Concert Pharmaceuticals, Inc	28,759
2,670	*	Cytokinetics, Inc	30,385
6,775	*	CytomX Therapeutics, Inc	50,000
2,230	*	Deciphera Pharmaceuticals, Inc	75,686
1,910	*	Enanta Pharmaceuticals, Inc	114,753
2,068	*,e	Esperion Thereapeutics, Inc	75,813
4,570	*	Five Prime Therapeutics, Inc	17,709
11,940	*	Fluidigm Corp	55,282
3,500	*	Genomic Health, Inc	237,370
3,931	*	Global Blood Therapeutics, Inc	190,732
1,600	*	Heron Therapeutics, Inc	29,600
4,744	*	Intersect ENT, Inc	80,695
4,363	*	Kura Oncology, Inc	66,187
4,380		Luminex Corp	90,447

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,406	*	MacroGenics, Inc	$81,741
1,900	*	Medicines Co	95,000
3,300	*	Medpace Holdings, Inc	277,332
7,160	*	Natera, Inc	234,848
6,550	*	NeoGenomics, Inc	125,236
5,520	*	Pacira Pharmaceuticals, Inc	210,146
1,710	*	Personalis, Inc	25,094
4,810		Phibro Animal Health Corp	102,597
2,401	*	Pieris Pharmaceuticals, Inc	8,187
1,519	*	Principia Biopharma, Inc	42,897
1,020	*	Protagonist Therapeutics, Inc	12,250
14,427	*	Puma Biotechnology, Inc	155,307
726	*	Quanterix Corp	15,943
2,982	*	Recro Pharma, Inc	33,041
6,940	*	Retrophin, Inc	80,435
2,270	*,e	Seres Therapeutics, Inc	9,103
1,966	*	SIGA Technologies, Inc	10,066
5,090	*	Supernus Pharmaceuticals, Inc	139,873
5,564	*	Syneos Health, Inc	296,060
9,780	*	Vanda Pharmaceuticals, Inc	129,878
7,170	*	Veracyte, Inc	172,080
6,420	*	Vericel Corp	97,199
3,985	*	Voyager Therapeutics, Inc	68,582

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,572,561

REAL ESTATE - 8.9%
5,120		Alexander & Baldwin, Inc	125,491
4,620		American Assets Trust, Inc	215,939
15,458		Ashford Hospitality Trust, Inc	51,166
2,568		Bluerock Residential Growth REIT, Inc	30,225
10,680		CareTrust REIT, Inc	251,033
12,250		CoreCivic, Inc	211,680
23,270		DiamondRock Hospitality Co	238,518
3,620		EastGroup Properties, Inc	452,572
4,939		First Industrial Realty Trust, Inc	195,387
14,010		Geo Group, Inc	242,933
5,600		Global Net Lease, Inc	109,200
7,510		National Storage Affiliates Trust	250,609
15,565		Newmark Group, Inc	141,019
11,990		Piedmont Office Realty Trust, Inc	250,351
10,360		Preferred Apartment Communities, Inc	149,702
2,509		PS Business Parks, Inc	456,513
2,090		RMR Group, Inc	95,053
3,760		Ryman Hospitality Properties	307,606
2,205		Saul Centers, Inc	120,195
8,750		STAG Industrial, Inc	257,950
10,370		Summit Hotel Properties, Inc	120,292
13,250		Tanger Factory Outlet Centers, Inc	205,110

		TOTAL REAL ESTATE	4,478,544

RETAILING - 3.8%
4,790	*	1-800-FLOWERS.COM, Inc (Class A)	70,868
2,379		Aaron’s, Inc	152,875
9,960	*	BJ’s Wholesale Club Holdings, Inc	257,665
1,719	e	Buckle, Inc	35,411
51,250	*	Groupon, Inc	136,325
8,260	*	Hibbett Sports, Inc	189,154
1,110	*	Hudson Ltd	13,620
12,260		Rent-A-Center, Inc	316,186
4,710	e	Shoe Carnival, Inc	152,651
4,550	*	Sleep Number Corp	188,006
4,494	*	Stamps.com, Inc	334,578
2,100	*	Zumiez, Inc	66,517

		TOTAL RETAILING	1,913,856

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
2,700	*	Adesto Technologies Corp	$23,112
5,030	*	Formfactor, Inc	93,784
1,780	*,e	Impinj, Inc	54,877
3,480	*	Inphi Corp	212,454
17,210	*	Lattice Semiconductor Corp	314,685
10,860	*	NeoPhotonics Corp Ltd	66,137
410		NVE Corp	27,204
2,610	*	Photronics, Inc	28,397
14,350	*	Rambus, Inc	188,344
1,174	*,e	SunPower Corp	12,879
2,140	*	Ultra Clean Holdings	31,319

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,053,192

SOFTWARE & SERVICES - 5.7%
2,760	*	Bottomline Technologies, Inc	108,606
225	*	Cloudflare, Inc	4,178
160	*	Datadog, Inc	5,425
3,330	*	eGain Corp	26,657
8,368	*	Everi Holdings, Inc	70,793
4,622	*	Five9, Inc	248,386
1,610		Hackett Group, Inc	26,501
1,790	*	I3 Verticals, Inc	36,015
3,580		Mantech International Corp (Class A)	255,648
2,510	*	Model N, Inc	69,678
6,300		NIC, Inc	130,095
11,580		Perspecta, Inc	302,470
166	*	Ping Identity Holding Corp	2,863
4,250		Progress Software Corp	161,755
1,770		Science Applications International Corp	154,609
4,760	*	SPS Commerce, Inc	224,053
13,130	*	SVMK, Inc	224,523
12,080	*	Telaria, Inc	83,473
3,570	*	Tenable Holdings, Inc	79,897
4,720	*	Upland Software, Inc	164,539
7,010	*	Verint Systems, Inc	299,888
4,320	*	Workiva, Inc	189,346

		TOTAL SOFTWARE & SERVICES	2,869,398

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
1,790	*	Agilysys, Inc	45,842
2,350	*	Anixter International, Inc	162,432
3,526		AVX Corp	53,595
2,340		Comtech Telecommunications Corp	76,050
18,430	*	Extreme Networks, Inc	134,078
4,870	*	Insight Enterprises, Inc	271,210
10,525		Kemet Corp	191,344
810	*	OSI Systems, Inc	82,264
4,950	*	Ribbon Communications, Inc	28,908
7,660	*	Sanmina Corp	245,963
3,250	*	Tech Data Corp	338,780
12,980	*	TTM Technologies, Inc	158,291
14,930		Vishay Intertechnology, Inc	252,765
816	*	Vishay Precision Group, Inc	26,716

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,068,238

TELECOMMUNICATION SERVICES - 0.8%
4,410	*	Boingo Wireless, Inc	48,951
9,411	*	Intelsat S.A.	214,570
3,040		Shenandoah Telecom Co	96,581
1,470		Spok Holdings, Inc	17,552

		TOTAL TELECOMMUNICATION SERVICES	377,654

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY			VALUE

TRANSPORTATION - 1.5%
4,100		Arkansas Best Corp			$124,845
5,100	*	Daseke, Inc			12,750
2,770		Forward Air Corp			176,504
5,550		Heartland Express, Inc			119,380
4,080	*	Hub Group, Inc (Class A)			189,720
3,520		Marten Transport Ltd			73,146
5,460	*	Radiant Logistics, Inc			28,228
770		Universal Truckload Services, Inc			17,926

		TOTAL TRANSPORTATION			742,499

UTILITIES - 3.4%
5,600		Avista Corp			271,264
1,404		Black Hills Corp			107,729
3,757		Clearway Energy, Inc (Class A)			65,146
8,460		Portland General Electric Co			476,890
4,123		Southwest Gas Corp			375,358
3,940		Spire, Inc			343,726
966		Unitil Corp			61,283

		TOTAL UTILITIES			1,701,396

		TOTAL COMMON STOCKS			50,125,383

		(Cost $47,953,565)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.5%
$260,000		Federal Home Loan Bank (FHLB)	1.700%	10/01/19	260,000

		TOTAL GOVERNMENT AGENCY DEBT			260,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
876,225	c	State Street Navigator Securities Lending Government Money Market Portfolio			876,225

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			876,225

		TOTAL SHORT-TERM INVESTMENTS			1,136,225

		(Cost $1,136,225)
		TOTAL INVESTMENTS - 101.9% (Cost $49,089,790)			51,261,608
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(942,164)

		NET ASSETS - 100.0%			$50,319,444

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,083,826.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.4%
806		Aptiv plc	$70,461
114		BorgWarner, Inc	4,182
1,191		Harley-Davidson, Inc	42,840
292	*	Modine Manufacturing Co	3,320
573	*,e	Tesla, Inc	138,018

		TOTAL AUTOMOBILES & COMPONENTS	258,821

BANKS - 5.1%
242		Ameris Bancorp	9,738
885		Associated Banc-Corp	17,921
564		Bank OZK	15,380
5,441		BB&T Corp	290,386
190		Berkshire Hills Bancorp, Inc	5,565
126		Camden National Corp	5,458
8,849		Citigroup, Inc	611,289
6,275		Citizens Financial Group, Inc	221,947
1,798		Comerica, Inc	118,650
134		Commerce Bancshares, Inc	8,127
69		Cullen/Frost Bankers, Inc	6,110
710	*	Customers Bancorp, Inc	14,725
246		Federal Agricultural Mortgage Corp (Class C)	20,088
3,563		Fifth Third Bancorp	97,555
212		First Financial Corp	9,216
505		First Republic Bank	48,833
278		Hanmi Financial Corp	5,221
244		Heritage Financial Corp	6,578
577	*	HomeStreet, Inc	15,764
251		HomeTrust Bancshares, Inc	6,544
2,560		Huntington Bancshares, Inc	36,531
9,614		Keycorp	171,514
329		Live Oak Bancshares, Inc	5,955
1,422		M&T Bank Corp	224,633
528		MGIC Investment Corp	6,642
370		New York Community Bancorp, Inc	4,643
479		Northfield Bancorp, Inc	7,693
643		OFG Bancorp	14,082
145		Old National Bancorp	2,495
417		Opus Bank	9,078
199		PacWest Bancorp	7,232
189		People’s United Financial, Inc	2,955
574		Pinnacle Financial Partners, Inc	32,574
3,111		PNC Financial Services Group, Inc	436,038
476		Popular, Inc	25,742
10,924		Regions Financial Corp	172,818
25		Signature Bank	2,981
130		Stock Yards Bancorp, Inc	4,770
195	*	SVB Financial Group	40,745
561		TFS Financial Corp	10,109
567	*	The Bancorp, Inc	5,613
538	*	Tristate Capital Holdings, Inc	11,320
50		UMB Financial Corp	3,229
102		United Bankshares, Inc	3,863
8,732		US Bancorp	483,229
107		Webster Financial Corp	5,015
49		Westamerica Bancorporation	3,047
110		Western Alliance Bancorp	5,069
354		Zions Bancorporation	15,760

		TOTAL BANKS	3,290,470

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 6.9%
2,542		3M Co	$417,905
200		Air Lease Corp	8,364
100		Aircastle Ltd	2,243
224		Argan, Inc	8,801
489	*	Armstrong Flooring, Inc	3,125
518	*	Astronics Corp	15,219
802	*	Axon Enterprise, Inc	45,538
999		Barnes Group, Inc	51,488
560		Briggs & Stratton Corp	3,394
716	*	Builders FirstSource, Inc	14,732
180		Carlisle Cos, Inc	26,197
2,847		Caterpillar, Inc	359,605
586		Cummins, Inc	95,325
1,006		Curtiss-Wright Corp	130,146
1,502		Deere & Co	253,357
2,547		Eaton Corp	211,783
2,184		Fastenal Co	71,351
1,079		Fortive Corp	73,976
840		HEICO Corp	104,899
1,700		HEICO Corp (Class A)	165,427
407	*	Herc Holdings, Inc	18,930
1,120		Hexcel Corp	91,986
2,558		Illinois Tool Works, Inc	400,301
1,052		Ingersoll-Rand plc	129,617
4,469		Johnson Controls International plc	196,144
397	*	Lydall, Inc	9,889
2,644		Masco Corp	110,202
831	*	Mercury Systems, Inc	67,452
302		Moog, Inc (Class A)	24,498
32		Owens Corning, Inc	2,022
1,438		PACCAR, Inc	100,674
600		Parker-Hannifin Corp	108,366
1,590	*,e	Plug Power, Inc	4,182
1,029		Quanta Services, Inc	38,896
538		Rockwell Automation, Inc	88,662
549		Roper Industries, Inc	195,773
343	*	Sensata Technologies Holding plc	17,171
85		Snap-On, Inc	13,306
1,716		Spirit Aerosystems Holdings, Inc (Class A)	141,124
97		Stanley Black & Decker, Inc	14,008
717	*	Teledyne Technologies, Inc	230,867
233	*	Titan Machinery, Inc	3,341
395		TransDigm Group, Inc	205,665
131	*	Trimas Corp	4,015
404	*	United Rentals, Inc	50,355
320	*	Veritiv Corp	5,786
194		W.W. Grainger, Inc	57,647
1,603	*	Wesco Aircraft Holdings, Inc	17,649
484		Woodward Governor Co	52,190
433		Xylem, Inc	34,475

		TOTAL CAPITAL GOODS	4,498,068

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
590		ACCO Brands Corp	5,823
97	*	Cimpress NV	12,788
3,179	*	Copart, Inc	255,369
236		Exponent, Inc	16,496
112		Heidrick & Struggles International, Inc	3,058
274	*	Huron Consulting Group, Inc	16,807
4,051	*	IHS Markit Ltd	270,931
148		Insperity, Inc	14,596
49		Kelly Services, Inc (Class A)	1,187
220		Manpower, Inc	18,533
134	*	Mistras Group, Inc	2,198
390		Quad Graphics, Inc	4,099

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

925		Robert Half International, Inc	$51,485
730	*,e	Team, Inc	13,176
1,832		TransUnion	148,594
1,722		Waste Management, Inc	198,030

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,033,170

CONSUMER DURABLES & APPAREL - 1.5%
200		Callaway Golf Co	3,882
377	*	Century Communities, Inc	11,547
10		Columbia Sportswear Co	969
352	*	Fossil Group, Inc	4,404
677	*	Green Brick Partners, Inc	7,244
616		Hanesbrands, Inc	9,437
13		Hasbro, Inc	1,543
200	*,e	iRobot Corp	12,334
1,319		Lennar Corp (Class A)	73,666
159	*	LGI Homes, Inc	13,248
169	*	Lululemon Athletica, Inc	32,538
931	*,e	Mattel, Inc	10,604
131	*	Meritage Homes Corp	9,216
255	*	Mohawk Industries, Inc	31,638
200		Movado Group, Inc	4,972
1,435		Newell Rubbermaid, Inc	26,863
5,596		Nike, Inc (Class B)	525,576
6	*	NVR, Inc	22,304
94		Pulte Homes, Inc	3,436
1,121	*	Under Armour, Inc (Class A)	22,353
841	*	Under Armour, Inc (Class C)	15,247
1,166		VF Corp	103,762
105		Whirlpool Corp	16,628

		TOTAL CONSUMER DURABLES & APPAREL	963,411

CONSUMER SERVICES - 2.1%
79	*	American Public Education, Inc	1,765
506		ARAMARK Holdings Corp	22,051
1,633		BBX Capital Corp	7,626
407	*	Bright Horizons Family Solutions	62,067
356		Carriage Services, Inc	7,277
78	*	Chipotle Mexican Grill, Inc (Class A)	65,557
390		Choice Hotels International, Inc	34,694
604		Darden Restaurants, Inc	71,405
13		Dine Brands Global Inc.	986
28		Domino’s Pizza, Inc	6,848
175	*	El Pollo Loco Holdings, Inc	1,918
282	*	frontdoor, Inc	13,697
28		Graham Holdings Co	18,577
421		H&R Block, Inc	9,944
2,137		Hilton Worldwide Holdings, Inc	198,976
1,020	*	Houghton Mifflin Harcourt Co	5,437
243		International Speedway Corp (Class A)	10,937
216		Marriott Vacations Worldwide Corp	22,380
1,002	*	Norwegian Cruise Line Holdings Ltd	51,873
214	*	Red Robin Gourmet Burgers, Inc	7,118
1,008		Royal Caribbean Cruises Ltd	109,197
1,004		Service Corp International	48,001
564	*	ServiceMaster Global Holdings, Inc	31,528
37	*	Sotheby’s (Class A)	2,108
5,853		Starbucks Corp	517,522
123		Vail Resorts, Inc	27,990
129	*	WW International Inc	4,879

		TOTAL CONSUMER SERVICES	1,362,358

DIVERSIFIED FINANCIALS - 5.9%
879		Ally Financial, Inc	29,148
3,723		American Express Co	440,356
452		Ameriprise Financial, Inc	66,489
5,605		Bank of New York Mellon Corp	253,402

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

721		BlackRock, Inc	$321,306
6,175		Charles Schwab Corp	258,300
583		Chimera Investment Corp	11,403
2,022		CME Group, Inc	427,330
2,865		Discover Financial Services	232,323
78		Factset Research Systems, Inc	18,952
1,411		Franklin Resources, Inc	40,721
42	*	Green Dot Corp	1,061
4,056		IntercontinentalExchange Group, Inc	374,247
2,613		Invesco Ltd	44,264
566		Legg Mason, Inc	21,616
604		Moody’s Corp	123,717
7,701		Morgan Stanley	328,602
73		NASDAQ OMX Group, Inc	7,253
1,810		Northern Trust Corp	168,909
1,162	*	On Deck Capital, Inc	3,904
1,745		S&P Global, Inc	427,490
1,974		State Street Corp	116,841
824		T Rowe Price Group, Inc	94,142
131		Voya Financial, Inc	7,132

		TOTAL DIVERSIFIED FINANCIALS	3,818,908

ENERGY - 4.4%
1,679		Apache Corp	42,982
2,780		Baker Hughes a GE Co	64,496
852	*,e	California Resources Corp	8,690
4,094	*,e	Callon Petroleum Co	17,768
1,314	*	Cheniere Energy, Inc	82,861
255		Cimarex Energy Co	12,225
7,458		ConocoPhillips	424,957
634	*,e	Covia Holdings Corp	1,281
170		Delek US Holdings, Inc	6,171
10,026	*,e	Denbury Resources, Inc	11,931
2,603		Devon Energy Corp	62,628
1,146		EQT Corp	12,193
374	*	Exterran Corp	4,884
1,863	*	Forum Energy Technologies, Inc	2,888
1,076		Green Plains Renewable Energy, Inc	11,400
2,260	*	Gulfport Energy Corp	6,125
1,059	*	Helix Energy Solutions Group, Inc	8,536
1,276		Hess Corp	77,172
19,566		Kinder Morgan, Inc	403,255
3,737	*	Laredo Petroleum Holdings, Inc	9,006
4,723		Marathon Oil Corp	57,951
41	*	Matrix Service Co	703
2,946		National Oilwell Varco, Inc	62,455
555	*	Newpark Resources, Inc	4,229
2,757		Noble Energy, Inc	61,922
8,022	*	Oasis Petroleum, Inc	27,756
5,190		Occidental Petroleum Corp	230,799
4	*	Oceaneering International, Inc	54
2,554		ONEOK, Inc	188,204
431		Parsley Energy, Inc	7,241
172		PBF Energy, Inc	4,677
423	*	PDC Energy, Inc	11,738
821		Pioneer Natural Resources Co	103,257
1,605		Questar Market Resources, Inc	5,939
1,919	e	Range Resources Corp	7,331
679	*	Renewable Energy Group, Inc	10,188
9,579		Schlumberger Ltd	327,314
63	*	Select Energy Services, Inc	546
2,804		SM Energy Co	27,171
2,403	*,e	Southwestern Energy Co	4,638
2,507	*	Tetra Technologies, Inc	5,039
243	*	Tidewater, Inc	3,672
259	e	US Silica Holdings, Inc	2,476

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,166		Valero Energy Corp	$269,870
4,761		Williams Cos, Inc	114,550
388		World Fuel Services Corp	15,497

		TOTAL ENERGY	2,826,666

FOOD & STAPLES RETAILING - 0.6%
570		Casey’s General Stores, Inc	91,861
467	*	Chefs’ Warehouse Holdings, Inc	18,829
427		Pricesmart, Inc	30,360
877		Spartan Stores, Inc	10,375
2,120	*	Sprouts Farmers Market, Inc	41,001
1,101	*	United Natural Foods, Inc	12,684
4,989	*	US Foods Holding Corp	205,048
124		Weis Markets, Inc	4,729

		TOTAL FOOD & STAPLES RETAILING	414,887

FOOD, BEVERAGE & TOBACCO - 3.3%
546		Bunge Ltd	30,914
1,318		Campbell Soup Co	61,841
14,088		Coca-Cola Co	766,951
451		Fresh Del Monte Produce, Inc	15,384
4,029		General Mills, Inc	222,078
2,693		Hormel Foods Corp	117,765
1,963		Kellogg Co	126,319
438		McCormick & Co, Inc	68,459
5,457		PepsiCo, Inc	748,155
42	*	TreeHouse Foods, Inc	2,329

		TOTAL FOOD, BEVERAGE & TOBACCO	2,160,195

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
309	*	Abiomed, Inc	54,968
390	*	Acadia Healthcare Co, Inc	12,121
1,809	*	Accuray, Inc	5,011
637	*	Align Technology, Inc	115,246
251	*	Amedisys, Inc	32,884
353	*	AMN Healthcare Services, Inc	20,319
863	*	Angiodynamics, Inc	15,896
539	*	AtriCure, Inc	13,443
379	*	BioTelemetry, Inc	15,437
386	*	Brookdale Senior Living, Inc	2,926
2,300		Cardinal Health, Inc	108,537
205	*	Cardiovascular Systems, Inc	9,742
1,451	*	Centene Corp	62,770
2,385		Cerner Corp	162,585
1,662	*	Cerus Corp	8,568
795		Cigna Corp	120,673
389		Computer Programs & Systems, Inc	8,795
423		Cooper Cos, Inc	125,631
3,850		CVS Health Corp	242,820
1,197		Dentsply Sirona, Inc	63,812
1,139	*	Edwards Lifesciences Corp	250,478
944	*	GenMark Diagnostics, Inc	5,721
178	*,e	Glaukos Corp	11,127
414	*	Globus Medical, Inc	21,164
59	*	Haemonetics Corp	7,442
1,665		HCA Healthcare, Inc	200,499
294	*	Henry Schein, Inc	18,669
83	*,e	Heska Corp	5,882
228		Hill-Rom Holdings, Inc	23,992
84	*	HMS Holdings Corp	2,895
1,250	*	Hologic, Inc	63,113
923		Humana, Inc	235,983
601	*	IDEXX Laboratories, Inc	163,430
257	*	Integer Holding Corp	19,419
661	*	Laboratory Corp of America Holdings	111,048
301		LeMaitre Vascular, Inc	10,288
290	*	LHC Group, Inc	32,932

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

85	*	LivaNova plc	$6,272
53	*	Magellan Health Services, Inc	3,291
242	*	Medidata Solutions, Inc	22,143
896		Meridian Bioscience, Inc	8,503
356	*	Merit Medical Systems, Inc	10,844
458	*	Omnicell, Inc	33,100
1,080	*	OraSure Technologies, Inc	8,068
56	*	Orthofix International NV	2,969
113	*,e	Penumbra, Inc	15,197
218	*	Premier, Inc	6,305
290	*	Providence Service Corp	17,243
269		Quest Diagnostics, Inc	28,791
144	*	Quidel Corp	8,834
757		Resmed, Inc	102,278
1,425	*,e	Senseonics Holdings, Inc	1,409
580	*	Staar Surgical Co	14,952
263		STERIS plc	38,001
391	*	Surgery Partners, Inc	2,888
330	*	Tactile Systems Technology, Inc	13,966
129	*	Tandem Diabetes Care, Inc	7,608
728	*,e	Teladoc, Inc	49,300
651	*,e	Tivity Health, Inc	10,826
3,022	*,e	TransEnterix, Inc	1,873
255	*	Triple-S Management Corp (Class B)	3,417
2,835		UnitedHealth Group, Inc	616,102
134		US Physical Therapy, Inc	17,494
378	*	Varian Medical Systems, Inc	45,016
453	*	Vocera Communications, Inc	11,166
294		West Pharmaceutical Services, Inc	41,695

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,535,817

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
5		Clorox Co	760
4,051		Colgate-Palmolive Co	297,789
940		Estee Lauder Cos (Class A)	187,013
864		Kimberly-Clark Corp	122,731
8,032		Procter & Gamble Co	999,020

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,607,313

INSURANCE - 4.0%
965		Allstate Corp	104,876
6,934		American International Group, Inc	386,224
335		Aon plc	64,846
3,044		Chubb Ltd	491,423
1,265	*	Genworth Financial, Inc (Class A)	5,566
48		Lincoln National Corp	2,895
2,879		Loews Corp	148,211
3,713		Marsh & McLennan Cos, Inc	371,486
1,003		Principal Financial Group	57,311
4,271		Progressive Corp	329,935
3,377		Prudential Financial, Inc	303,761
2,049		Travelers Cos, Inc	304,666

		TOTAL INSURANCE	2,571,200

MATERIALS - 3.0%
72		Aptargroup, Inc	8,529
2,372		Ball Corp	172,705
1,021	*	Century Aluminum Co	6,774
295	*	Clearwater Paper Corp	6,230
749		Commercial Metals Co	13,018
2,665		DuPont de Nemours, Inc	190,041
2,051		Ecolab, Inc	406,180
288		H.B. Fuller Co	13,409
107	e	International Flavors & Fragrances, Inc	13,128
1,738		International Paper Co	72,683
609	*	Kraton Polymers LLC	19,665
2,753		Linde plc	533,311
678		Louisiana-Pacific Corp	16,665

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

281		Minerals Technologies, Inc	$14,918
1,894		Mosaic Co	38,827
1,905		Newmont Mining Corp	72,238
3,131		Nucor Corp	159,399
58		Reliance Steel & Aluminum Co	5,780
769		Royal Gold, Inc	94,749
310		RPM International, Inc	21,331
764	*	Summit Materials, Inc	16,961
137		Trinseo S.A.	5,884
299	*	US Concrete, Inc	16,529

		TOTAL MATERIALS	1,918,954

MEDIA & ENTERTAINMENT - 5.8%
1,633		Activision Blizzard, Inc	86,418
772	*	Alphabet, Inc (Class A)	942,720
787	*	Alphabet, Inc (Class C)	959,353
90		Cable One, Inc	112,923
1,401		Cinemark Holdings, Inc	54,135
1,162	*	Clear Channel	2,928
3,506	*,e	Discovery, Inc (Class A)	93,365
5,516	*	Discovery, Inc (Class C)	135,804
577	*	Electronic Arts, Inc	56,442
1,519		Entravision Communications Corp (Class A)	4,830
2,613		Gannett Co, Inc	28,064
907	*	GCI Liberty, Inc	56,297
1,552	*	Gray Television, Inc	25,329
871	*	Imax Corp	19,118
538		John Wiley & Sons, Inc (Class A)	23,640
2,527	*	Liberty Broadband Corp (Class C)	264,501
432		Marcus Corp	15,988
1,063	*	NetFlix, Inc	284,480
1,010		New York Times Co (Class A)	28,765
4,189		Omnicom Group, Inc	327,999
198		Scholastic Corp	7,476
475		Sinclair Broadcast Group, Inc (Class A)	20,302
883	e	Sirius XM Holdings, Inc	5,523
129	*	Take-Two Interactive Software, Inc	16,169
600		TEGNA, Inc	9,318
1,239	*	TripAdvisor, Inc	47,925
2,450	*	Twitter, Inc	100,940
402	e	World Wrestling Entertainment, Inc (Class A)	28,602

		TOTAL MEDIA & ENTERTAINMENT	3,759,354

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
4,234		AbbVie, Inc	320,598
784	*	Acadia Pharmaceuticals, Inc	28,216
157	*	Acceleron Pharma, Inc	6,203
3,162	*	Achillion Pharmaceuticals, Inc	11,383
2,226		Agilent Technologies, Inc	170,578
244	*,e	Agios Pharmaceuticals, Inc	7,906
21	*,e	Akcea Therapeutics, Inc	323
2,060	*	Akorn, Inc	7,828
2,626		Amgen, Inc	508,157
174	*	Atara Biotherapeutics, Inc	2,457
1,565	*	BioCryst Pharmaceuticals, Inc	4,484
836	*	Biogen Idec, Inc	194,637
706	*	BioMarin Pharmaceutical, Inc	47,584
156	*,e	Bluebird Bio, Inc	14,324
6,986		Bristol-Myers Squibb Co	354,260
2,862	*	Celgene Corp	284,197
626	*	Coherus Biosciences, Inc	12,683
701	*	Collegium Pharmaceutical, Inc	8,047
4,572		Eli Lilly & Co	511,287
70	*,e	Esperion Thereapeutics, Inc	2,566
492	*	FibroGen, Inc	18,194
4,677		Gilead Sciences, Inc	296,428
186	*	Halozyme Therapeutics, Inc	2,885

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

650	*	Illumina, Inc	$197,743
433	*,e	Inovio Pharmaceuticals, Inc	888
24	*	Insmed, Inc	423
335	*	Intersect ENT, Inc	5,698
405	*	Intra-Cellular Therapies, Inc	3,025
1,060	*	Iovance Biotherapeutics, Inc	19,292
853	*	IQVIA Holdings, Inc	127,421
357	*	Jazz Pharmaceuticals plc	45,746
992	*,e	Karyopharm Therapeutics, Inc	9,543
9,287		Merck & Co, Inc	781,780
80	*	Mettler-Toledo International, Inc	56,352
2	*	Mirati Therapeutics, Inc	156
728	*	Nektar Therapeutics	13,261
2,332	*,e	Opko Health, Inc	4,874
506		Perrigo Co plc	28,280
1,704	*	Progenics Pharmaceuticals, Inc	8,614
281	*	Prothena Corp plc	2,203
360	*	Radius Health, Inc	9,270
164	*	Reata Pharmaceuticals, Inc	13,168
875	*	Revance Therapeutics, Inc	11,375
89	*	Sage Therapeutics, Inc	12,486
656	*	Sangamo Biosciences, Inc	5,937
69	*	Spark Therapeutics, Inc	6,692
527	*,e	Theravance Biopharma, Inc	10,266
277	*	Ultragenyx Pharmaceutical, Inc	11,850
1,038	*	Vertex Pharmaceuticals, Inc	175,858
272	*	Waters Corp	60,719
3,517		Zoetis, Inc	438,183

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,876,328

REAL ESTATE - 4.3%
366		Alexandria Real Estate Equities, Inc	56,379
203	*,e	Altisource Portfolio Solutions S.A.	4,105
455		American Campus Communities, Inc	21,876
2,325		American Tower Corp	514,127
1,054		Boston Properties, Inc	136,662
1,574		CatchMark Timber Trust, Inc	16,795
1,248	*	CBRE Group, Inc	66,157
310		Chatham Lodging Trust	5,627
915		CorePoint Lodging, Inc	9,251
339		Coresite Realty	41,307
566		Cousins Properties, Inc	21,276
603		Digital Realty Trust, Inc	78,275
165		Douglas Emmett, Inc	7,067
1,428		Duke Realty Corp	48,509
581		Easterly Government Properties, Inc	12,375
533		Equinix, Inc	307,434
997		First Industrial Realty Trust, Inc	39,441
1,028		Franklin Street Properties Corp	8,697
3,362		HCP, Inc	119,788
2,800		Host Marriott Corp	48,412
504	*	Howard Hughes Corp	65,318
1,339		Iron Mountain, Inc	43,370
1,059	e	iStar Financial, Inc	13,820
32		Jones Lang LaSalle, Inc	4,450
14		Kilroy Realty Corp	1,091
562		Kimco Realty Corp	11,735
325		Liberty Property Trust	16,682
402		Office Properties Income Trust	12,317
463		Paramount Group, Inc	6,181
335		Park Hotels & Resorts, Inc	8,365
5,106		Prologis, Inc	435,133
296		QTS Realty Trust, Inc	15,217
147	e	Realogy Holdings Corp	982
110		RMR Group, Inc	5,003
687		SBA Communications Corp	165,670
91		Senior Housing Properties Trust	842
924		UDR, Inc	44,796

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17		Washington REIT	$465
3,093		Welltower, Inc	280,380
3,359		Weyerhaeuser Co	93,044

		TOTAL REAL ESTATE	2,788,421

RETAILING - 7.3%
477	*	1-800-FLOWERS.COM, Inc (Class A)	7,057
77		Aaron’s, Inc	4,948
366		Advance Auto Parts, Inc	60,536
881	*	Amazon.com, Inc	1,529,337
821		Best Buy Co, Inc	56,641
424	*	BJ’s Wholesale Club Holdings, Inc	10,969
250	*	Booking Holdings, Inc	490,652
721	*	CarMax, Inc	63,448
5,244		eBay, Inc	204,411
568	*	Etsy, Inc	32,092
1,956		Expedia, Inc	262,906
44	*	Five Below, Inc	5,548
1,276		Gap, Inc	22,151
202	*	Genesco, Inc	8,084
119		Genuine Parts Co	11,851
6,983	*	Groupon, Inc	18,575
66		Haverty Furniture Cos, Inc	1,338
364	*	Hibbett Sports, Inc	8,336
3,636		Home Depot, Inc	843,625
119	*,e	Lands’ End, Inc	1,350
1,082	*	LKQ Corp	34,029
3,408		Lowe’s Companies, Inc	374,744
44		Macy’s, Inc	684
535	e	Nordstrom, Inc	18,013
1,637	*	Quotient Technology, Inc	12,801
1,936		Ross Stores, Inc	212,670
149	e	Shoe Carnival, Inc	4,829
1,671		Target Corp	178,647
194		Tiffany & Co	17,970
1,800		TJX Companies, Inc	100,332
202		Tractor Supply Co	18,269
263	*	Ulta Beauty, Inc	65,921
179	*,e	Wayfair, Inc	20,070
435	e	Williams-Sonoma, Inc	29,571
56		Winmark Corp	9,878

		TOTAL RETAILING	4,742,283

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
5,065		Applied Materials, Inc	252,744
149	*	Cirrus Logic, Inc	7,983
461	*	Cree, Inc	22,589
207	*	First Solar, Inc	12,008
13,512		Intel Corp	696,273
746		Lam Research Corp	172,408
2,238		NVIDIA Corp	389,569
134	*	Silicon Laboratories, Inc	14,921
4,583		Texas Instruments, Inc	592,307

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,160,802

SOFTWARE & SERVICES - 10.8%
3,032		Accenture plc	583,205
1,906	*	Adobe, Inc	526,533
1,494	*	Autodesk, Inc	220,664
571	*	Avaya Holdings Corp	5,841
634	*,e	Benefitfocus, Inc	15,096
3,744	*	Black Knight, Inc	228,609
253		Blackbaud, Inc	22,856
3,546		Booz Allen Hamilton Holding Co	251,837
1,656	*	Cadence Design Systems, Inc	109,429
4,496	*	Conduent, Inc	27,965
137	*	Coupa Software, Inc	17,751

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

790		CSG Systems International, Inc	$40,827
695	*	ExlService Holdings, Inc	46,537
54	*	Fair Isaac Corp	16,390
4,159		International Business Machines Corp	604,802
1,632		Intuit, Inc	434,014
3,927	*	Limelight Networks, Inc	11,899
958		LogMeIn, Inc	67,980
18,451		Microsoft Corp	2,565,243
930	*	New Relic, Inc	57,149
885	*	Nutanix, Inc	23,231
262	*	OneSpan, Inc	3,799
55	*	Paylocity Holding Corp	5,367
560	*	Perficient, Inc	21,605
353	*	Qualys, Inc	26,676
672	*	Rapid7, Inc	30,502
1,008	*	RingCentral, Inc	126,665
3,421	*	salesforce.com, Inc	507,813
727		Science Applications International Corp	63,503
1,104	*	SPS Commerce, Inc	51,965
977	*	Sykes Enterprises, Inc	29,935
2,296	*	Teradata Corp	71,176
696		TiVo Corp	5,300
213		TTEC Holdings, Inc	10,198
533	*	Virtusa Corp	19,199
298		VMware, Inc (Class A)	44,718
486	*	WEX, Inc	98,206
406	*	Zendesk, Inc	29,589

		TOTAL SOFTWARE & SERVICES	7,024,074

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
130	*	Anixter International, Inc	8,986
10,708		Apple, Inc	2,398,271
449		AVX Corp	6,825
41		Belden CDT, Inc	2,187
1,330		Benchmark Electronics, Inc	38,650
14,686		Cisco Systems, Inc	725,635
27	*	Coherent, Inc	4,150
413		CTS Corp	13,365
483		Daktronics, Inc	3,567
1,561		Dolby Laboratories, Inc (Class A)	100,903
496	*	Fabrinet	25,941
257	*	FARO Technologies, Inc	12,426
11,696		Hewlett Packard Enterprise Co	177,428
10,448		HP, Inc	197,676
152	*,h	II-VI, Inc	5,357
117	*	Insight Enterprises, Inc	6,516
43		InterDigital, Inc	2,256
440	*	Itron, Inc	32,542
1,058		Kemet Corp	19,234
219	*	Keysight Technologies, Inc	21,298
532	*	Kimball Electronics, Inc	7,719
286		Littelfuse, Inc	50,711
333	*	Lumentum Holdings, Inc	17,835
772		Motorola Solutions, Inc	131,556
1,811		National Instruments Corp	76,044
233	*	Novanta, Inc	19,041
282	*	Plexus Corp	17,628
176	*	Rogers Corp	24,061
160		Synnex Corp	18,064
674	*	Tech Data Corp	70,258
1,213	*	TTM Technologies, Inc	14,793
1,315		Vishay Intertechnology, Inc	22,263

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,273,186

TELECOMMUNICATION SERVICES - 1.7%
385	*	Boingo Wireless, Inc	4,273
13,133		CenturyLink, Inc	163,900
1,021	*	Cincinnati Bell, Inc	5,176
275		Cogent Communications Group, Inc	15,152
2,309	*	Iridium Communications, Inc	49,136

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE

1,351	*	Orbcomm, Inc			$6,431
14,410		Verizon Communications, Inc			869,788

		TOTAL TELECOMMUNICATION SERVICES			1,113,856

TRANSPORTATION - 2.0%
43		Amerco, Inc			16,772
77		CH Robinson Worldwide, Inc			6,528
4,870		CSX Corp			337,345
2,878		Delta Air Lines, Inc			165,773
504	*	Hertz Global Holdings, Inc			6,975
1,059		Norfolk Southern Corp			190,260
6		Ryder System, Inc			310
2,692		Southwest Airlines Co			145,395
3,447		United Parcel Service, Inc (Class B)			413,020

		TOTAL TRANSPORTATION			1,282,378

UTILITIES - 3.8%
3,952		American Electric Power Co, Inc			370,263
140		American Water Works Co, Inc			17,392
1,130		Centerpoint Energy, Inc			34,103
240		Clearway Energy, Inc (Class A)			4,162
382		Clearway Energy, Inc (Class C)			6,971
3,041		Consolidated Edison, Inc			287,283
953		Dominion Resources, Inc			77,231
2,325		Eversource Energy			198,718
273		FirstEnergy Corp			13,167
384		New Jersey Resources Corp			17,364
153		Pattern Energy Group, Inc			4,120
2,655		Public Service Enterprise Group, Inc			164,822
2,696		Sempra Energy			397,957
949		South Jersey Industries, Inc			31,232
7,456		Southern Co			460,557
652		TerraForm Power, Inc			11,883
74		UGI Corp			3,720
1,926		WEC Energy Group, Inc			183,163
3,048		Xcel Energy, Inc			197,785

		TOTAL UTILITIES			2,481,893

		TOTAL COMMON STOCKS			64,762,813

		(Cost $44,585,799)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.2%
$100,000		Federal Home Loan Bank (FHLB)	1.850%	10/01/19	100,000

		TOTAL GOVERNMENT AGENCY DEBT			100,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
460,722	c	State Street Navigator Securities Lending Government Money Market Portfolio			460,722

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			460,722

		TOTAL SHORT-TERM INVESTMENTS			560,722

		(Cost $560,722)
		TOTAL INVESTMENTS - 100.7% (Cost $45,146,521)			65,323,535
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(466,551)

		NET ASSETS - 100.0%			$64,856,984

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $610,789.
h	All or a portion of these securities were purchased on a delayed delivery basis.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.7%
1,634		Adient plc	$37,517
1,752	*	American Axle & Manufacturing Holdings, Inc	14,401
4,638		Aptiv plc	405,454
3,646		BorgWarner, Inc	133,735
828		Cooper Tire & Rubber Co	21,627
274	*	Cooper-Standard Holding, Inc	11,201
2,264		Dana Holding Corp	32,692
591	*	Dorman Products, Inc	47,008
71,027		Ford Motor Co	650,607
794	*	Fox Factory Holding Corp	49,419
22,385		General Motors Co	838,990
5,109		Gentex Corp	140,676
573	*	Gentherm, Inc	23,542
5,104		Goodyear Tire & Rubber Co	73,523
2,737		Harley-Davidson, Inc	98,450
377		LCI Industries, Inc	34,627
1,077		Lear Corp	126,978
772	*	Modine Manufacturing Co	8,778
292	*	Motorcar Parts of America, Inc	4,935
514		Spartan Motors, Inc	7,052
330		Standard Motor Products, Inc	16,022
449	*	Stoneridge, Inc	13,906
995		Tenneco, Inc	12,457
2,534	*,e	Tesla, Inc	610,365
1,162		Thor Industries, Inc	65,816
496	*	Visteon Corp	40,940
486		Winnebago Industries, Inc	18,638

		TOTAL AUTOMOBILES & COMPONENTS	3,539,356

BANKS - 5.8%
184		1st Constitution Bancorp	3,450
254		1st Source Corp	11,615
95		ACNB Corp	3,258
166	*	Allegiance Bancshares, Inc	5,327
197		Amalgamated Bank	3,156
442	*,e	Amerant Bancorp Inc	9,269
127		American National Bankshares, Inc	4,505
1,222		Ameris Bancorp	49,173
129	*	Ames National Corp	3,691
184		Arrow Financial Corp	6,156
2,719		Associated Banc-Corp	55,060
318	*	Atlantic Capital Bancshares, Inc	5,514
1,279		Atlantic Union Bankshares Corp	47,636
945	*	Axos Financial, Inc	26,129
697		Banc of California, Inc	9,856
529		Bancfirst Corp	29,317
1,326		BancorpSouth Bank	39,263
117	e	Bank First Corp	7,743
152,004		Bank of America Corp	4,433,957
254		Bank of Commerce Holdings	2,766
861		Bank of Hawaii Corp	73,986
174		Bank of Marin Bancorp	7,219
1,235		Bank of NT Butterfield & Son Ltd	36,605
130		Bank of Princeton	3,778
2,233		Bank OZK	60,894
487	*	Bank7 Corp	9,156
238		BankFinancial Corp	2,832
1,888		BankUnited	63,475

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

81		Bankwell Financial Group, Inc	$2,227
511		Banner Corp	28,703
219		Bar Harbor Bankshares	5,460
163	*	Baycom Corp	3,702
13,927		BB&T Corp	743,284
152		BCB Bancorp, Inc	1,952
641		Berkshire Hills Bancorp, Inc	18,775
717		BOK Financial Corp	56,751
1,073		Boston Private Financial Holdings, Inc	12,506
287		Bridge Bancorp, Inc	8,484
385	*	Bridgewater Bancshares, Inc	4,597
1,046		Brookline Bancorp, Inc	15,408
253		Bryn Mawr Bank Corp	9,237
147		Business First Bancshares, Inc	3,587
120	*	Byline Bancorp, Inc	2,146
283		C&F Financial Corp	14,903
2,216		Cadence BanCorp	38,869
59	e	Cambridge Bancorp	4,426
238		Camden National Corp	10,310
693	*	Capital Bancorp, Inc	9,439
156		Capital City Bank Group, Inc	4,282
2,332		Capitol Federal Financial	32,135
128		Capstar Financial Holdings, Inc	2,122
222		Carolina Financial Corp	7,890
419	*	Carter Bank & Trust	7,915
1,496		Cathay General Bancorp	51,964
287		CBTX, Inc	8,002
2,396		Centerstate Banks of Florida, Inc	57,468
470		Central Pacific Financial Corp	13,348
161		Central Valley Community Bancorp	3,276
47		Century Bancorp, Inc	4,117
46		Chemung Financial Corp	1,932
1,706		CIT Group, Inc	77,299
40,704		Citigroup, Inc	2,811,832
167		Citizens & Northern Corp	4,389
8,425		Citizens Financial Group, Inc	297,992
236		City Holding Co	17,995
157		Civista Bancshares, Inc	3,412
226		CNB Financial Corp	6,486
524	*	Coastal Financial Corp	7,918
133		Codorus Valley Bancorp, Inc	3,094
1,129		Columbia Banking System, Inc	41,660
1,682	*	Columbia Financial, Inc	26,559
2,897		Comerica, Inc	191,173
1,935	e	Commerce Bancshares, Inc	117,358
102		Commerce Union Bancshares, Inc	2,446
1,009		Community Bank System, Inc	62,245
1,382		Community Bankers Trust Corp	11,885
61		Community Financial Corp	2,042
238		Community Trust Bancorp, Inc	10,134
422		ConnectOne Bancorp, Inc	9,368
1,101		Cullen/Frost Bankers, Inc	97,494
438	*	Customers Bancorp, Inc	9,084
2,357		CVB Financial Corp	49,191
500		Dime Community Bancshares	10,705
638		Eagle Bancorp, Inc	28,468
2,453		East West Bancorp, Inc	108,643
100	*	Entegra Financial Corp	3,004
147		Enterprise Bancorp, Inc	4,407
347		Enterprise Financial Services Corp	14,140
161	*	Equity Bancshares, Inc	4,316
578	*	Esquire Financial Holdings, Inc	14,334
660		ESSA Bancorp, Inc	10,837
2,039		Essent Group Ltd	97,199
384		Evans Bancorp, Inc	14,362
144		Farmers & Merchants Bancorp, Inc	3,738
378		Farmers National Banc Corp	5,473

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

362		FB Financial Corp	$13,593
139		Federal Agricultural Mortgage Corp (Class C)	11,351
44	e	Fidelity D&D Bancorp, Inc	2,739
12,985		Fifth Third Bancorp	355,529
202		Financial Institutions, Inc	6,096
440		First Bancorp (NC)	15,796
3,399		First Bancorp (Puerto Rico)	33,922
162		First Bancorp, Inc	4,453
130		First Bancshares, Inc	4,199
354		First Bank	3,834
586		First Busey Corp	14,814
266		First Business Financial Services, Inc	6,405
166		First Capital Inc	9,600
117		First Choice Bancorp	2,494
132		First Citizens Bancshares, Inc (Class A)	62,245
1,371		First Commonwealth Financial Corp	18,207
242		First Community Bancshares, Inc	7,834
312		First Defiance Financial Corp	9,037
1,990		First Financial Bancorp	48,705
2,288		First Financial Bankshares, Inc	76,259
188		First Financial Corp	8,172
130		First Financial Northwest, Inc	1,921
445		First Foundation, Inc	6,797
64		First Guaranty Bancshares, Inc	1,417
2,293		First Hawaiian, Inc	61,223
5,859		First Horizon National Corp	94,916
85		First Internet Bancorp	1,820
744		First Interstate Bancsystem, Inc	29,939
960		First Merchants Corp	36,130
93		First Mid-Illinois Bancshares, Inc	3,220
1,595		First Midwest Bancorp, Inc	31,071
158		First Northwest Bancorp	2,737
321		First of Long Island Corp	7,303
2,967		First Republic Bank	286,909
610		Flagstar Bancorp, Inc	22,783
358		Flushing Financial Corp	7,233
5,725		FNB Corp	66,009
206		Franklin Financial Network, Inc	6,223
220		Franklin Financial Services Corp	7,821
247		FS Bancorp, Inc	12,967
2,673		Fulton Financial Corp	43,249
325		German American Bancorp, Inc	10,416
1,494		Glacier Bancorp, Inc	60,447
161		Great Southern Bancorp, Inc	9,169
849		Great Western Bancorp, Inc	28,017
45		Greene County Bancorp, Inc	1,233
26		Guaranty Bancshares, Inc	795
1,896		Hancock Holding Co	72,601
484		Hanmi Financial Corp	9,089
1,147	*	HarborOne Northeast Bancorp, Inc	11,545
305		Hawthorn Bancshares Inc	7,268
429		Heartland Financial USA, Inc	19,193
553		Heritage Commerce Corp	6,500
460		Heritage Financial Corp	12,402
1,168		Hilltop Holdings, Inc	27,903
22		Hingham Institution for Savings	4,158
89		Home Bancorp, Inc	3,470
2,960		Home Bancshares, Inc	55,633
314	*	HomeStreet, Inc	8,578
265		HomeTrust Bancshares, Inc	6,909
1,956		Hope Bancorp, Inc	28,049
501		Horizon Bancorp	8,697
129	*	Howard Bancorp, Inc	2,153
18,430		Huntington Bancshares, Inc	262,996
909		IBERIABANK Corp	68,666
491		Independent Bank Corp (MA)	36,653
308		Independent Bank Corp (MI)	6,565

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

488		Independent Bank Group, Inc	$25,674
843		International Bancshares Corp	32,557
120		Investar Holding Corp	2,856
4,402		Investors Bancorp, Inc	50,007
57,422		JPMorgan Chase & Co	6,757,995
2,079		Kearny Financial Corp	27,110
17,530		Keycorp	312,735
584		Lakeland Bancorp, Inc	9,011
525		Lakeland Financial Corp	23,089
141		LCNB Corp	2,501
693		LegacyTexas Financial Group, Inc	30,166
166	*,e	LendingTree, Inc	51,531
85		Level One Bancorp, Inc	2,050
310		Live Oak Bancshares, Inc	5,611
341		Luther Burbank Corp	3,864
2,442		M&T Bank Corp	385,763
400		Macatawa Bank Corp	4,156
489	*	Malvern Bancorp, Inc	10,675
226		Mercantile Bank Corp	7,413
155		Merchants Bancorp	2,564
856		Meridian Bancorp, Inc	16,050
1,054		Meta Financial Group, Inc	34,371
101	*	Metropolitan Bank Holding Corp	3,972
7,025		MGIC Investment Corp	88,374
324		Midland States Bancorp, Inc	8,440
169		MidWestOne Financial Group, Inc	5,158
236	*	MMA Capital Holdings Inc	7,080
1,928	*	Mr Cooper Group, Inc	20,475
101		MutualFirst Financial, Inc	3,184
142		MVB Financial Corp	2,819
535		National Bank Holdings Corp	18,292
109		National Bankshares, Inc	4,365
669		NBT Bancorp, Inc	24,479
8,219		New York Community Bancorp, Inc	103,148
140	*	Nicolet Bankshares, Inc	9,320
1,146	*	NMI Holdings, Inc	30,094
115		Northeast Bank	2,550
643		Northfield Bancorp, Inc	10,327
104		Northrim BanCorp, Inc	4,126
1,947		Northwest Bancshares, Inc	31,911
64		Norwood Financial Corp	2,023
530	e	Oak Valley Bancorp	8,888
714		OceanFirst Financial Corp	16,850
596		OFG Bancorp	13,052
287		Ohio Valley Banc Corp	10,473
134		Old Line Bancshares, Inc	3,887
3,054		Old National Bancorp	52,544
432		Old Second Bancorp, Inc	5,279
809		OP Bancorp	7,912
319		Opus Bank	6,945
249		Origin Bancorp, Inc	8,401
610		Oritani Financial Corp	10,794
111		Orrstown Financial Services, Inc	2,431
1,203	*	Pacific Mercantile Bancorp	9,035
1,118		Pacific Premier Bancorp, Inc	34,870
2,138		PacWest Bancorp	77,695
205		Park National Corp	19,436
649		Parke Bancorp, Inc	14,421
226		PCB Bancorp	3,718
290		PCSB Financial Corp	5,797
259	*	PDL Community Bancorp	3,642
259		Peapack Gladstone Financial Corp	7,260
67		Penns Woods Bancorp, Inc	3,099
841		PennyMac Financial Services, Inc	25,550
365		Peoples Bancorp of North Carolina, Inc	10,844
261		Peoples Bancorp, Inc	8,302
101		Peoples Financial Services Corp	4,574

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,966		People’s United Financial, Inc	$108,913
194		People’s Utah Bancorp	5,488
1,330		Pinnacle Financial Partners, Inc	75,477
8,107		PNC Financial Services Group, Inc	1,136,277
1,826		Popular, Inc	98,750
188		Preferred Bank	9,847
175		Premier Financial Bancorp, Inc	3,005
1,243		Prosperity Bancshares, Inc	87,793
367	*	Provident Bancorp, Inc	8,819
1,634		Provident Financial Services, Inc	40,082
609		Prudential Bancorp, Inc	10,359
190		QCR Holdings, Inc	7,216
4,374		Radian Group, Inc	99,902
104		RBB Bancorp	2,048
18,527		Regions Financial Corp	293,097
670		Renasant Corp	23,457
146		Republic Bancorp, Inc (Class A)	6,344
750	*	Republic First Bancorp, Inc	3,150
369		Riverview Bancorp, Inc	2,723
540		S&T Bancorp, Inc	19,726
495		Sandy Spring Bancorp, Inc	16,686
151		SB One Bancorp	3,407
617	*	Seacoast Banking Corp of Florida	15,616
290	*	Select Bancorp, Inc	3,364
726		ServisFirst Bancshares, Inc	24,067
185		Shore Bancshares, Inc	2,851
192		Sierra Bancorp	5,100
980		Signature Bank	116,836
1,396		Simmons First National Corp (Class A)	34,760
116	*	SmartFinancial, Inc	2,416
670		South State Corp	50,451
101	*	Southern First Bancshares, Inc	4,025
86		Southern Missouri Bancorp, Inc	3,133
169		Southern National Bancorp of Virginia, Inc	2,601
432		Southside Bancshares, Inc	14,736
154	*	Spirit of Texas Bancshares, Inc	3,319
259		Sterling Bancorp, Inc	2,528
3,716		Sterling Bancorp/DE	74,543
339		Stock Yards Bancorp, Inc	12,438
164		Summit Financial Group, Inc	4,198
8,109		SunTrust Banks, Inc	557,899
955	*	SVB Financial Group	199,547
2,625		Synovus Financial Corp	93,870
2,526		TCF Financial Corp	96,165
150		Territorial Bancorp, Inc	4,287
932	*	Texas Capital Bancshares, Inc	50,934
1,347		TFS Financial Corp	24,273
714	*	The Bancorp, Inc	7,069
100		Timberland Bancorp, Inc	2,750
229		Tompkins Trustco, Inc	18,579
996		TowneBank	27,694
618		Trico Bancshares	22,433
343	*	Tristate Capital Holdings, Inc	7,217
599	*	Triumph Bancorp, Inc	19,102
1,387		Trustco Bank Corp NY	11,304
1,035		Trustmark Corp	35,304
685		UMB Financial Corp	44,237
3,528		Umpqua Holdings Corp	58,071
60		Union Bankshares, Inc	1,894
1,552		United Bankshares, Inc	58,774
1,078		United Community Banks, Inc	30,561
740		United Community Financial Corp	7,977
770		United Financial Bancorp, Inc	10,495
113		United Security Bancshares	1,189
119		Unity Bancorp, Inc	2,636
364		Univest Corp of Pennsylvania	9,286
25,911		US Bancorp	1,433,915

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,127		Valley National Bancorp	$66,600
1,054		Veritex Holdings, Inc	25,575
681		Walker & Dunlop, Inc	38,088
1,396		Washington Federal, Inc	51,638
232		Washington Trust Bancorp, Inc	11,208
384		Waterstone Financial, Inc	6,597
1,651		Webster Financial Corp	77,382
71,649		Wells Fargo & Co	3,613,976
770		WesBanco, Inc	28,775
239		West Bancorporation, Inc	5,196
533	e	Westamerica Bancorporation	33,142
1,643		Western Alliance Bancorp	75,709
413		Western New England Bancorp, Inc	3,936
886		Wintrust Financial Corp	57,262
827		WSFS Financial Corp	36,471
3,277		Zions Bancorporation	145,892

		TOTAL BANKS	30,708,804

CAPITAL GOODS - 7.0%
10,086		3M Co	1,658,138
2,472		A.O. Smith Corp	117,939
724		Aaon, Inc	33,261
511		AAR Corp	21,058
917		Actuant Corp (Class A)	20,119
685		Acuity Brands, Inc	92,331
642		Advanced Drainage Systems, Inc	20,717
2,781	*	Aecom Technology Corp	104,454
522	*	Aegion Corp	11,160
1,505	*	Aerojet Rocketdyne Holdings, Inc	76,018
318	*	Aerovironment, Inc	17,032
1,119		AGCO Corp	84,708
1,858		Air Lease Corp	77,702
1,516		Aircastle Ltd	34,004
148		Alamo Group, Inc	17,423
620		Albany International Corp (Class A)	55,899
1,625		Allegion plc	168,431
91		Allied Motion Technologies, Inc	3,213
2,377		Allison Transmission Holdings, Inc	111,838
990		Altra Holdings, Inc	27,418
317	*	Ameresco, Inc	5,094
254	*	American Woodmark Corp	22,583
4,160		Ametek, Inc	381,971
438		Apogee Enterprises, Inc	17,078
567		Applied Industrial Technologies, Inc	32,206
7,052		Arconic, Inc	183,352
909		Arcosa, Inc	31,097
244		Argan, Inc	9,587
367	*	Armstrong Flooring, Inc	2,345
902		Armstrong World Industries, Inc	87,223
334		Astec Industries, Inc	10,387
340	*	Astronics Corp	9,989
491	*	Atkore International Group, Inc	14,902
1,023	*	Axon Enterprise, Inc	58,086
406		AZZ, Inc	17,685
782		Barnes Group, Inc	40,304
1,120	*	Beacon Roofing Supply, Inc	37,554
967	*,e	Bloom Energy Corp	3,143
87	*	Blue Bird Corp	1,656
144	*,e	BlueLinx Holdings, Inc	4,656
1,549	*	BMC Stock Holdings, Inc	40,553
9,544		Boeing Co	3,631,206
656		Briggs & Stratton Corp	3,975
2,096	*	Builders FirstSource, Inc	43,125
1,881		BWX Technologies, Inc	107,612
351	e	Caesarstone Sdot-Yam Ltd	5,830
250	*	CAI International, Inc	5,443
994		Carlisle Cos, Inc	144,667

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

9,833		Caterpillar, Inc	$1,242,006
624	*	Chart Industries, Inc	38,913
259	*	CIRCOR International, Inc	9,725
1,386	*	Colfax Corp	40,277
262		Columbus McKinnon Corp	9,545
575		Comfort Systems USA, Inc	25,432
388	*	Commercial Vehicle Group, Inc	2,798
601	*	Continental Building Products, Inc	16,401
2,980	*	Cornerstone Building Brands, Inc	18,029
901		Crane Co	72,648
225		CSW Industrials, Inc	15,532
633		Cubic Corp	44,582
2,760		Cummins, Inc	448,969
801		Curtiss-Wright Corp	103,625
5,772		Deere & Co	973,621
2,203		Donaldson Co, Inc	114,732
347		Douglas Dynamics, Inc	15,466
2,649		Dover Corp	263,734
160	*	Ducommun, Inc	6,784
240	*	DXP Enterprises, Inc	8,333
486	*	Dycom Industries, Inc	24,810
80		Eastern Co	1,986
7,677		Eaton Corp	638,343
916		EMCOR Group, Inc	78,886
10,951		Emerson Electric Co	732,184
318		Encore Wire Corp	17,897
2,281	*,e	Energous Corp	7,562
568	*	Energy Recovery, Inc	5,263
681		EnerSys	44,905
2,150	*	Enphase Energy, Inc	47,795
330		EnPro Industries, Inc	22,655
502		ESCO Technologies, Inc	39,939
56		EVI Industries, Inc	1,788
1,196	*	Evoqua Water Technologies Corp	20,356
10,086		Fastenal Co	329,510
1,130		Federal Signal Corp	36,996
2,325		Flowserve Corp	108,601
2,709		Fluor Corp	51,823
5,328		Fortive Corp	365,288
2,359		Fortune Brands Home & Security, Inc	129,037
199	*	Foundation Building Materials, Inc	3,083
719		Franklin Electric Co, Inc	34,375
2,242	*	Gardner Denver Holdings, Inc	63,426
730	*,e	Gates Industrial Corp plc	7,351
608		GATX Corp	47,138
103	*	Gencor Industries, Inc	1,196
1,240	*	Generac Holdings, Inc	97,142
4,602		General Dynamics Corp	840,923
155,887		General Electric Co	1,393,630
230	*	General Finance Corp	2,033
567	*	Gibraltar Industries, Inc	26,048
370	*	GMS, Inc	10,626
271		Gorman-Rupp Co	9,428
3,121		Graco, Inc	143,691
1,413		GrafTech International Ltd	18,086
128		Graham Corp	2,542
696		Granite Construction, Inc	22,363
890	*	Great Lakes Dredge & Dock Corp	9,301
720		Greenbrier Cos, Inc	21,686
448		Griffon Corp	9,395
627		H&E Equipment Services, Inc	18,095
1,393	*	Harsco Corp	26,411
3,020	*	HD Supply Holdings, Inc	118,309
760		HEICO Corp	94,909
1,362		HEICO Corp (Class A)	132,536
672		Helios Technologies, Inc	27,263
380	*	Herc Holdings, Inc	17,674

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,608		Hexcel Corp	$132,065
1,374		Hillenbrand, Inc	42,429
13,003		Honeywell International, Inc	2,200,108
1,006		Hubbell, Inc	132,188
793		Huntington Ingalls	167,950
96		Hurco Cos, Inc	3,088
158		Hyster-Yale Materials Handling, Inc	8,647
1,433		IDEX Corp	234,840
137	*	IES Holdings, Inc	2,821
5,854		Illinois Tool Works, Inc	916,092
4,395		Ingersoll-Rand plc	541,508
289		Insteel Industries, Inc	5,933
1,602		ITT, Inc	98,026
2,513		Jacobs Engineering Group, Inc	229,940
1,178	*	JELD-WEN Holding, Inc	22,724
486		John Bean Technologies Corp	48,323
14,208		Johnson Controls International plc	623,589
166		Kadant, Inc	14,573
670		Kaman Corp	39,838
1,244		Kennametal, Inc	38,241
2,104	*	Kratos Defense & Security Solutions, Inc	39,124
3,920		L3Harris Technologies, Inc	817,869
87	*	Lawson Products, Inc	3,370
122	*	LB Foster Co (Class A)	2,644
606		Lennox International, Inc	147,240
1,115		Lincoln Electric Holdings, Inc	96,737
165		Lindsay Corp	15,320
4,461		Lockheed Martin Corp	1,740,058
478		Luxfer Holdings PLC	7,447
258	*	Lydall, Inc	6,427
539	*	Manitowoc Co, Inc	6,738
4,995		Masco Corp	208,192
503	*	Masonite International Corp	29,174
1,083	*	Mastec, Inc	70,319
906		Maxar Technologies, Inc	6,886
952	*	Mercury Systems, Inc	77,274
1,303	*	Meritor, Inc	24,106
1,001	*	Middleby Corp	117,017
1,406	*	Milacron Holdings Corp	23,438
168		Miller Industries, Inc	5,594
661		Moog, Inc (Class A)	53,620
1,441	*	MRC Global, Inc	17,479
884		MSC Industrial Direct Co (Class A)	64,117
883		Mueller Industries, Inc	25,324
2,381		Mueller Water Products, Inc (Class A)	26,762
301	*	MYR Group, Inc	9,418
76		National Presto Industries, Inc	6,771
783	*	Navistar International Corp	22,010
1,965		NN, Inc	14,010
1,070		Nordson Corp	156,498
2,849		Northrop Grumman Corp	1,067,777
149	*	Northwest Pipe Co	4,194
1,637	*	NOW, Inc	18,776
224	*	NV5 Holdings, Inc	15,293
2,708		nVent Electric plc	59,684
44		Omega Flex, Inc	4,499
1,266		Oshkosh Truck Corp	95,963
2,030		Owens Corning, Inc	128,296
6,174		PACCAR, Inc	432,242
2,304		Parker-Hannifin Corp	416,125
328	*	Parsons Corp	10,817
381	*	Patrick Industries, Inc	16,337
3,027		Pentair plc	114,421
763	*	PGT, Inc	13,177
3,537	*,e	Plug Power, Inc	9,302
125		Powell Industries, Inc	4,894
51		Preformed Line Products Co	2,784

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

613		Primoris Services Corp	$12,021
418	*	Proto Labs, Inc	42,678
492		Quanex Building Products Corp	8,895
2,753		Quanta Services, Inc	104,063
551		Raven Industries, Inc	18,436
4,959		Raytheon Co	972,906
477	*	RBC Bearings, Inc	79,139
884		Regal-Beloit Corp	64,399
2,049	*	Resideo Technologies, Inc	29,403
562		REV Group, Inc	6,424
1,622	*	Rexnord Corp	43,875
2,155		Rockwell Automation, Inc	355,144
1,870		Roper Industries, Inc	666,842
461		Rush Enterprises, Inc (Class A)	17,785
96		Rush Enterprises, Inc (Class B)	3,833
2,806	*	Sensata Technologies Holding plc	140,468
965		Simpson Manufacturing Co, Inc	66,942
641	*	SiteOne Landscape Supply, Inc	47,447
1,023		Snap-On, Inc	160,140
1,891		Spirit Aerosystems Holdings, Inc (Class A)	155,516
647	*	SPX Corp	25,886
646	*	SPX FLOW, Inc	25,491
195		Standex International Corp	14,223
2,683		Stanley Black & Decker, Inc	387,452
394	*	Sterling Construction Co, Inc	5,181
2,418	*,e	Sunrun, Inc	40,393
642	*	Teledyne Technologies, Inc	206,718
268		Tennant Co	18,948
1,185		Terex Corp	30,774
427	*	Textainer Group Holdings Ltd	4,232
4,224		Textron, Inc	206,807
509	*	Thermon Group Holdings	11,697
1,188		Timken Co	51,690
784		Titan International, Inc	2,117
282	*	Titan Machinery, Inc	4,044
1,953		Toro Co	143,155
776	*	TPI Composites, Inc	14,550
872		TransDigm Group, Inc	454,024
1,137	*	Trex Co, Inc	103,387
716	*	Trimas Corp	21,945
1,884		Trinity Industries, Inc	37,077
1,184		Triton International Ltd	40,067
753		Triumph Group, Inc	17,229
585	*	Tutor Perini Corp	8,383
142	*	Twin Disc, Inc	1,504
1,363	*	United Rentals, Inc	169,884
14,640		United Technologies Corp	1,998,653
2,797	*	Univar, Inc	58,066
1,265		Universal Forest Products, Inc	50,448
345		Valmont Industries, Inc	47,762
156	*	Vectrus, Inc	6,341
155	*	Veritiv Corp	2,802
253	*	Vicor Corp	7,469
557	*,e	Vivint Solar, Inc	3,643
795		W.W. Grainger, Inc	236,234
918		Wabash National Corp	13,320
980	*	WABCO Holdings, Inc	131,075
3,206		Wabtec Corp	230,383
644		Watsco, Inc	108,952
522		Watts Water Technologies, Inc (Class A)	48,927
2,009	*	Welbilt, Inc	33,872
849	*	Wesco Aircraft Holdings, Inc	9,348
1,042	*	WESCO International, Inc	49,776
71	*	Willis Lease Finance Corp	3,932
524	*	Willscot Corp	8,164

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,032		Woodward Governor Co	$111,281
3,335		Xylem, Inc	265,533

		TOTAL CAPITAL GOODS	37,309,290

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
1,317		ABM Industries, Inc	47,833
731	*	Acacia Research (Acacia Technologies)	1,959
1,696		ACCO Brands Corp	16,739
1,679	e	ADT, Inc	10,527
1,378	*	Advanced Disposal Services, Inc	44,881
110		Barrett Business Services, Inc	9,770
109		BG Staffing, Inc	2,083
1,020		Brady Corp (Class A)	54,111
329	*	BrightView Holdings, Inc	5,642
805		Brink’s Co	66,775
801	*	Casella Waste Systems, Inc (Class A)	34,395
778	*	CBIZ, Inc	18,283
433	*	Ceco Environmental Corp	3,024
390	*	Cimpress NV	51,418
1,516		Cintas Corp	406,440
819	*	Clean Harbors, Inc	63,227
3,641	*	Copart, Inc	292,482
644	*	CoStar Group, Inc	382,021
1,794		Covanta Holding Corp	31,018
128		CRA International, Inc	5,372
754		Deluxe Corp	37,067
394		Ennis, Inc	7,963
2,227		Equifax, Inc	313,272
944		Exponent, Inc	65,986
178	*	Forrester Research, Inc	5,721
148	*	Franklin Covey Co	5,180
640	*	FTI Consulting, Inc	67,834
191	*	GP Strategies Corp	2,452
1,153	e	Healthcare Services Group	28,006
286		Heidrick & Struggles International, Inc	7,808
247	*	Heritage-Crystal Clean, Inc	6,545
928		Herman Miller, Inc	42,771
682		HNI Corp	24,211
334	*	Huron Consulting Group, Inc	20,488
2,455	*	IAA, Inc	102,447
282		ICF International, Inc	23,821
7,257	*	IHS Markit Ltd	485,348
708	*	Innerworkings, Inc	3,136
734		Insperity, Inc	72,387
961		Interface, Inc	13,877
2,455		KAR Auction Services, Inc	60,270
481		Kelly Services, Inc (Class A)	11,650
366		Kforce, Inc	13,848
577		Kimball International, Inc (Class B)	11,136
752		Knoll, Inc	19,063
1,048		Korn/Ferry International	40,495
1,129		Manpower, Inc	95,107
491		Matthews International Corp (Class A)	17,376
379		McGrath RentCorp	26,375
259	*	Mistras Group, Inc	4,248
682		Mobile Mini, Inc	25,139
663		MSA Safety, Inc	72,340
729		Navigant Consulting, Inc	20,376
6,597		Nielsen NV	140,186
160	*	NL Industries, Inc	602
781	*	On Assignment, Inc	49,094
2,896		Pitney Bowes, Inc	13,235
482		Quad Graphics, Inc	5,066
3,863		Republic Services, Inc	334,343
514		Resources Connection, Inc	8,733
2,179		Robert Half International, Inc	121,283
2,670		Rollins, Inc	90,967

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,220		RR Donnelley & Sons Co	$4,599
269	*	SP Plus Corp	9,953
1,350		Steelcase, Inc (Class A)	24,840
1,556	*,e	Stericycle, Inc	79,247
187		Systemax, Inc	4,116
449	*	Team, Inc	8,104
1,049		Tetra Tech, Inc	91,011
3,332		TransUnion	270,259
932	*	TriNet Group, Inc	57,961
645	*	TrueBlue, Inc	13,609
237		Unifirst Corp	46,243
964	*,e	Upwork, Inc	12,826
338		US Ecology, Inc	21,612
2,936		Verisk Analytics, Inc	464,299
440		Viad Corp	29,546
134		VSE Corp	4,568
7,710		Waste Management, Inc	886,650
116	*	Willdan Group, Inc	4,069

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,098,764

CONSUMER DURABLES & APPAREL - 1.4%
936		Acushnet Holdings Corp	24,710
840	*	American Outdoor Brands Corp	4,914
194		Bassett Furniture Industries, Inc	2,968
565	*	Beazer Homes USA, Inc	8,418
1,673		Brunswick Corp	87,197
1,433		Callaway Golf Co	27,814
2,340	*	Capri Holdings Ltd	77,594
750		Carter’s, Inc	68,407
132	*	Cavco Industries, Inc	25,356
772	*	Century Communities, Inc	23,646
307		Clarus Corp	3,600
604		Columbia Sportswear Co	58,522
1,159	*	CROCS, Inc	32,174
167		Culp, Inc	2,722
608	*	Deckers Outdoor Corp	89,595
6,017		DR Horton, Inc	317,156
167		Escalade, Inc	1,819
327		Ethan Allen Interiors, Inc	6,246
122		Flexsteel Industries, Inc	1,808
730	*	Fossil Group, Inc	9,132
2,568		Garmin Ltd	217,484
682	*	G-III Apparel Group Ltd	17,575
1,762	*,e	GoPro, Inc	9,136
578	*	Green Brick Partners, Inc	6,185
132		Hamilton Beach Brands Holding Co	2,134
6,499		Hanesbrands, Inc	99,565
2,054		Hasbro, Inc	243,789
411	*	Helen of Troy Ltd	64,798
173		Hooker Furniture Corp	3,709
379	*	Installed Building Products, Inc	21,732
443	*,e	iRobot Corp	27,320
75		Johnson Outdoors, Inc	4,392
2,009		KB Home	68,306
811		Kontoor Brands, Inc	28,466
696		La-Z-Boy, Inc	23,379
2,404		Leggett & Platt, Inc	98,420
224		Lennar Corp (B Shares)	9,939
4,977		Lennar Corp (Class A)	277,965
353	*,e	LGI Homes, Inc	29,412
163		Lifetime Brands, Inc	1,442
95	*,e	Lovesac Co	1,774
2,090	*	Lululemon Athletica, Inc	402,388
385	*	M/I Homes, Inc	14,495
287	*	Malibu Boats, Inc	8,805
156		Marine Products Corp	2,209
295	*	MasterCraft Boat Holdings, Inc	4,403

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,326	*,e	Mattel, Inc	$72,053
1,006		MDC Holdings, Inc	43,359
640	*	Meritage Homes Corp	45,024
998	*	Mohawk Industries, Inc	123,822
227		Movado Group, Inc	5,643
66		Nacco Industries, Inc (Class A)	4,218
7,369		Newell Rubbermaid, Inc	137,948
22,236		Nike, Inc (Class B)	2,088,405
56	*	NVR, Inc	208,172
276		Oxford Industries, Inc	19,789
973		Polaris Industries, Inc	85,634
4,730		Pulte Homes, Inc	172,881
1,147	*,e	Purple Innovation, Inc	8,637
1,215		PVH Corp	107,199
885		Ralph Lauren Corp	84,491
508		Rocky Brands, Inc	16,881
1,563	*,e	Roku, Inc	159,051
2,609	*	Skechers U.S.A., Inc (Class A)	97,446
1,273		Skyline Corp	38,305
1,224	*	Sonos, Inc	16,414
1,383		Steven Madden Ltd	49,498
272		Sturm Ruger & Co, Inc	11,359
133		Superior Uniform Group, Inc	2,144
4,883		Tapestry, Inc	127,202
2,087	*	Taylor Morrison Home Corp	54,137
988	*	Tempur Sealy International, Inc	76,274
2,373		Toll Brothers, Inc	97,412
563	*	TopBuild Corp	54,290
2,459	*	TRI Pointe Homes, Inc	36,983
917		Tupperware Corp	14,553
3,682	*	Under Armour, Inc (Class A)	73,419
3,626	*	Under Armour, Inc (Class C)	65,739
226	*	Unifi, Inc	4,954
217	*	Universal Electronics, Inc	11,045
320	*	Vera Bradley, Inc	3,232
5,623		VF Corp	500,391
1,021	*	Vista Outdoor, Inc	6,320
1,133		Whirlpool Corp	179,422
576	*	William Lyon Homes, Inc	11,727
1,465		Wolverine World Wide, Inc	41,401
895	*,e	YETI Holdings, Inc	25,060
423	*,e	Zagg, Inc	2,652

		TOTAL CONSUMER DURABLES & APPAREL	7,547,606

CONSUMER SERVICES - 2.4%
965	*	Adtalem Global Education, Inc	36,757
239	*	American Public Education, Inc	5,339
4,424		ARAMARK Holdings Corp	192,798
1,019		BBX Capital Corp	4,759
17	*	Biglari Holdings, Inc (B Shares)	1,853
356		BJ’s Restaurants, Inc	13,827
1,539		Bloomin’ Brands, Inc	29,133
141	e	Bluegreen Vacations Corp	1,314
1,270		Boyd Gaming Corp	30,416
1,085	*	Bright Horizons Family Solutions	165,462
763	e	Brinker International, Inc	32,557
9,591	*	Caesars Entertainment Corp	111,831
1,137	*	Career Education Corp	18,067
7,123		Carnival Corp	311,346
234		Carriage Services, Inc	4,783
507	*	Carrols Restaurant Group, Inc	4,203
348	*	Century Casinos, Inc	2,690
702	e	Cheesecake Factory	29,259
1,956	*	Chegg, Inc	58,582
453	*	Chipotle Mexican Grill, Inc (Class A)	380,733
695		Choice Hotels International, Inc	61,827
630		Churchill Downs, Inc	77,777

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

247	*	Chuy’s Holdings, Inc	$6,116
386	e	Cracker Barrel Old Country Store, Inc	62,783
2,146		Darden Restaurants, Inc	253,700
657		Dave & Buster’s Entertainment, Inc	25,590
519	*	Del Taco Restaurants, Inc	5,307
1,168	*	Denny’s Corp	26,590
266		Dine Brands Global Inc.	20,179
748		Domino’s Pizza, Inc	182,953
948	*	Drive Shack, Inc	4,086
1,628		Dunkin Brands Group, Inc	129,198
302	*	El Pollo Loco Holdings, Inc	3,310
1,053	*,e	Eldorado Resorts, Inc	41,983
38	*,e	Empire Resorts, Inc	366
3,065		Extended Stay America, Inc	44,872
402	*	Fiesta Restaurant Group, Inc	4,189
1,596	*	frontdoor, Inc	77,518
149	*	Golden Entertainment, Inc	1,980
73		Graham Holdings Co	48,432
902	*	Grand Canyon Education, Inc	88,576
3,944		H&R Block, Inc	93,157
326	*	Habit Restaurants, Inc	2,849
1,521	*	Hilton Grand Vacations, Inc	48,672
5,185		Hilton Worldwide Holdings, Inc	482,775
1,746	*	Houghton Mifflin Harcourt Co	9,306
738		Hyatt Hotels Corp	54,368
1,684	e	International Game Technology plc	23,930
389		International Speedway Corp (Class A)	17,509
211	*	J Alexander’s Holdings, Inc	2,473
490		Jack in the Box, Inc	44,649
521	*	K12, Inc	13,754
6,157		Las Vegas Sands Corp	355,628
1,806	*	Laureate Education, Inc	29,934
322	*	Lindblad Expeditions Holdings, Inc	5,397
4,916		Marriott International, Inc (Class A)	611,403
777		Marriott Vacations Worldwide Corp	80,505
13,864		McDonald’s Corp	2,976,740
8,887		MGM Resorts International	246,348
173	*	Monarch Casino & Resort, Inc	7,212
49		Nathan’s Famous, Inc	3,521
279	*,e	Noodles & Co	1,579
3,958	*	Norwegian Cruise Line Holdings Ltd	204,906
1,026	*,e	OneSpaWorld Holdings Ltd	15,934
422	e	Papa John’s International, Inc	22,092
2,326	*	Penn National Gaming, Inc	43,322
1,549	*	Planet Fitness, Inc	89,641
148	*	PlayAGS, Inc	1,521
320	*	Potbelly Corp	1,395
142		RCI Hospitality Holdings, Inc	2,937
238	*	Red Lion Hotels Corp	1,542
204	*	Red Robin Gourmet Burgers, Inc	6,785
1,049		Red Rock Resorts, Inc	21,300
607	*	Regis Corp	12,274
3,040		Royal Caribbean Cruises Ltd	329,323
473		Ruth’s Chris Steak House, Inc	9,656
843	*	Scientific Games Corp (Class A)	17,155
1,062	*	SeaWorld Entertainment, Inc	27,952
373	*	Select Interior Concepts Inc	4,838
3,136		Service Corp International	149,932
2,355	*	ServiceMaster Global Holdings, Inc	131,644
496	*	Shake Shack, Inc	48,628
1,370		Six Flags Entertainment Corp	69,582
602	*	Sotheby’s (Class A)	34,302
21,604		Starbucks Corp	1,910,226
403		Strategic Education, Inc	54,760
1,286		Texas Roadhouse, Inc (Class A)	67,541
368	e	Twin River Worldwide Holdings Inc	8,401
720		Vail Resorts, Inc	163,843

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,954		Wendy’s	$59,021
454		Wingstop, Inc	39,625
619	*	WW International Inc	23,411
1,610		Wyndham Destinations, Inc	74,092
1,610		Wyndham Hotels & Resorts, Inc	83,301
1,791		Wynn Resorts Ltd	194,718
6,667		Yum China Holdings, Inc	302,882
5,571		Yum! Brands, Inc	631,919

		TOTAL CONSUMER SERVICES	12,575,151

DIVERSIFIED FINANCIALS - 3.6%
887		Affiliated Managers Group, Inc	73,931
430		AG Mortgage Investment Trust	6,515
10,367		AGNC Investment Corp	166,805
7,199		Ally Financial, Inc	238,719
12,389		American Express Co	1,465,371
2,369		Ameriprise Financial, Inc	348,480
25,755		Annaly Capital Management, Inc	226,644
1,539		Anworth Mortgage Asset Corp	5,079
2,943		Apollo Commercial Real Estate Finance, Inc	56,417
406		Ares Commercial Real Estate Corp	6,183
1,133		Ares Management Corp	30,376
359	e	Arlington Asset Investment Corp (Class A)	1,971
566	*	ARMOUR Residential REIT, Inc	9,481
693		Artisan Partners Asset Management, Inc	19,570
253	*	Assetmark Financial Holdings, Inc	6,591
86		Associated Capital Group, Inc	3,061
5,203		AXA Equitable Holdings, Inc	115,299
212		B. Riley Financial, Inc	5,007
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	9,192
15,095		Bank of New York Mellon Corp	682,445
4,169		BGC Partners, Inc (Class A)	22,930
2,134		BlackRock, Inc	950,996
2,460		Blackstone Mortgage Trust, Inc	88,191
637	*	Blucora, Inc	13,785
866		Brightsphere Investment Group, Inc	8,582
1,084	*	Cannae Holdings, Inc	29,777
8,526		Capital One Financial Corp	775,695
1,473		Capstead Mortgage Corp	10,827
2,009		CBOE Global Markets, Inc	230,854
21,416		Charles Schwab Corp	895,831
189		Cherry Hill Mortgage Investment Corp	2,476
4,001		Chimera Investment Corp	78,260
6,348		CME Group, Inc	1,341,586
321		Cohen & Steers, Inc	17,633
1,289		Colony Credit Real Estate, Inc	18,639
387	*	Cowen Group, Inc	5,956
208	*	Credit Acceptance Corp	95,952
153	*	Curo Group Holdings Corp	2,032
49		Diamond Hill Investment Group, Inc	6,768
5,724		Discover Financial Services	464,159
397	*	Donnelley Financial Solutions, Inc	4,891
258		Dynex Capital, Inc	3,813
4,309		E*TRADE Financial Corp	188,260
2,009		Eaton Vance Corp	90,264
241	*	Elevate Credit, Inc	1,015
548		Ellington Financial Inc	9,902
375	*,e	Encore Capital Group, Inc	12,497
522	*	Enova International, Inc	10,832
638		Evercore Partners, Inc (Class A)	51,104
422		Exantas Capital Corp	4,798
796	*	Ezcorp, Inc (Class A)	5,138
688		Factset Research Systems, Inc	167,163
1,485		Federated Investors, Inc (Class B)	48,129
2,135		FGL Holdings	17,037
737		FirstCash, Inc	67,561
730	*	Focus Financial Partners, Inc	17,374

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,985		Franklin Resources, Inc	$143,867
546	e	Gain Capital Holdings, Inc	2,883
93		GAMCO Investors, Inc (Class A)	1,818
5,836		Goldman Sachs Group, Inc	1,209,394
662		Granite Point Mortgage Trust, Inc	12,406
251		Great Ajax Corp	3,891
905	*	Green Dot Corp	22,851
424		Greenhill & Co, Inc	5,563
218		Hamilton Lane, Inc	12,417
630		Houlihan Lokey, Inc	28,413
1,406		Interactive Brokers Group, Inc (Class A)	75,615
10,042		IntercontinentalExchange Group, Inc	926,575
241	*	INTL FCStone, Inc	9,895
6,556		Invesco Ltd	111,059
2,779		Invesco Mortgage Capital, Inc	42,547
2,886		Janus Henderson Group plc	64,820
5,119		Jefferies Financial Group, Inc	94,190
168		KKR Real Estate Finance Trust, Inc	3,281
1,097		Ladder Capital Corp	18,945
1,533		Ladenburg Thalmann Financial Services, Inc	3,633
1,898		Lazard Ltd (Class A)	66,430
1,355		Legg Mason, Inc	51,747
1,011	*	LendingClub Corp	13,224
1,625		LPL Financial Holdings, Inc	133,088
642		MarketAxess Holdings, Inc	210,255
144		Marlin Business Services Corp	3,627
9,365		MFA Mortgage Investments, Inc	68,926
609		Moelis & Co	20,006
2,992		Moody’s Corp	612,851
21,688		Morgan Stanley	925,427
355		Morningstar, Inc	51,880
1,489		MSCI, Inc (Class A)	324,230
2,154		NASDAQ OMX Group, Inc	214,000
4,428		Navient Corp	56,678
312		Nelnet, Inc (Class A)	19,843
7,422		New Residential Investment Corp	116,377
4,332		New York Mortgage Trust, Inc	26,382
483	*,†	NewStar Financial, Inc	117
3,538		Northern Trust Corp	330,166
750	*	On Deck Capital, Inc	2,520
1,264		OneMain Holdings, Inc	46,364
147		Oppenheimer Holdings, Inc	4,419
511		Orchid Island Capital, Inc	2,938
1,030		PennyMac Mortgage Investment Trust	22,897
324		Pico Holdings, Inc	3,269
229		Piper Jaffray Cos	17,285
271		PJT Partners, Inc	11,030
719	*	PRA Group, Inc	24,295
257		Pzena Investment Management, Inc (Class A)	2,292
2,252		Raymond James Financial, Inc	185,700
259		Ready Capital Corp	4,123
1,174		Redwood Trust, Inc	19,265
143	*	Regional Management Corp	4,027
4,427		S&P Global, Inc	1,084,526
296	*	Safeguard Scientifics, Inc	3,357
1,924		Santander Consumer USA Holdings, Inc	49,081
375		Sculptor Capital Management, Inc	7,305
2,522		SEI Investments Co	149,441
111		Silvercrest Asset Management Group, Inc	1,365
8,180		SLM Corp	72,189
5,018		Starwood Property Trust, Inc	121,536
6,626		State Street Corp	392,193
1,286		Stifel Financial Corp	73,791
12,194		Synchrony Financial	415,693
4,181		T Rowe Price Group, Inc	477,679
4,825		TD Ameritrade Holding Corp	225,328
867		TPG RE Finance Trust, Inc	17,201

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,626		Two Harbors Investment Corp	$60,739
1,248	e	Virtu Financial, Inc	20,417
103		Virtus Investment Partners, Inc	11,389
2,789		Voya Financial, Inc	151,833
1,255	e	Waddell & Reed Financial, Inc (Class A)	21,561
614		Western Asset Mortgage Capital Corp	5,925
125		Westwood Holdings Group, Inc	3,459
1,867		WisdomTree Investments, Inc	9,755
90	*	World Acceptance Corp	11,476

		TOTAL DIVERSIFIED FINANCIALS	19,014,824

ENERGY - 4.2%
12,782	*	Abraxas Petroleum Corp	6,487
169		Amplify Energy Corp	1,043
3,992	e	Antero Midstream Corp	29,541
4,322	*	Antero Resources Corp	13,052
6,619		Apache Corp	169,446
1,605	*	Apergy Corp	43,415
338	e	Arch Coal, Inc	25,080
2,039		Archrock, Inc	20,329
454	*	Ardmore Shipping Corp	3,037
11,798		Baker Hughes a GE Co	273,714
196		Berry Petroleum Co LLC	1,835
314	*	Bonanza Creek Energy, Inc	7,030
1,022	*	C&J Energy Services, Inc	10,966
7,897		Cabot Oil & Gas Corp	138,750
845	*	Cactus, Inc	24,454
747	*,e	California Resources Corp	7,619
4,694	*,e	Callon Petroleum Co	20,372
2,694	*	Carrizo Oil & Gas, Inc	23,128
2,955	*	Centennial Resource Development, Inc	13,342
12,170	*	Chaparral Energy Inc	16,308
4,052	*	Cheniere Energy, Inc	255,519
26,504	*,e	Chesapeake Energy Corp	37,371
34,467		Chevron Corp	4,087,786
1,704		Cimarex Energy Co	81,690
1,943	*	Clean Energy Fuels Corp	4,012
3,564	*	CNX Resources Corp	25,875
3,522		Concho Resources, Inc	239,144
19,876		ConocoPhillips	1,132,534
445	*	CONSOL Energy, Inc	6,955
1,365	*	Continental Resources, Inc	42,028
333	*	Contura Energy Inc	9,311
485	*,e	Covia Holdings Corp	980
583		CVR Energy, Inc	25,669
1,312		Delek US Holdings, Inc	47,626
9,900	*,e	Denbury Resources, Inc	11,781
7,329		Devon Energy Corp	176,336
1,283		DHT Holdings, Inc	7,890
994	*,e	Diamond Offshore Drilling, Inc	5,527
2,909		Diamondback Energy, Inc	261,548
333	e	DMC Global, Inc	14,645
424	*	Dorian LPG Ltd	4,393
582	*	Dril-Quip, Inc	29,205
153	*	Earthstone Energy, Inc	497
1,385	*,e	Energy Fuels, Inc	2,673
10,147		EOG Resources, Inc	753,110
4,284		EQT Corp	45,582
4,125		Equitrans Midstream Corp	60,019
272	*	Era Group, Inc	2,872
468		Evolution Petroleum Corp	2,733
499	*	Exterran Corp	6,517
1,888	*,e	Extraction Oil & Gas, Inc	5,551
76,571	d	Exxon Mobil Corp	5,406,678
3,834	*	Forum Energy Technologies, Inc	5,943
790	*	Frank’s International NV	3,752
348	*	FTS International, Inc	779

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

635		GasLog Ltd	$8,160
1,502		Golar LNG Ltd	19,511
1,162	*	Goodrich Petroleum Corp	12,352
569		Green Plains Renewable Energy, Inc	6,029
2,531	*	Gulfport Energy Corp	6,859
223		Hallador Energy Co	807
15,738		Halliburton Co	296,661
2,257	*	Helix Energy Solutions Group, Inc	18,191
2,085		Helmerich & Payne, Inc	83,546
4,756		Hess Corp	287,643
7,030	*	HighPoint Resources Corp	11,178
2,656		HollyFrontier Corp	142,468
4,277	*	Independence Contract Drilling, Inc	5,132
461	*	International Seaways, Inc	8,879
13	*	Isramco, Inc	1,595
1,246	*,e	Jagged Peak Energy, Inc	9,046
488	*	Keane Group, Inc	2,957
35,402		Kinder Morgan, Inc	729,635
312	*	KLX Energy Services Holdings, Inc	2,697
6,823		Kosmos Energy Ltd	42,575
7,282	*	Laredo Petroleum Holdings, Inc	17,550
1,013	e	Liberty Oilfield Services, Inc	10,971
1,787	*	Magnolia Oil & Gas Corp	19,836
67		Mammoth Energy Services, Inc	166
14,625		Marathon Oil Corp	179,449
11,742		Marathon Petroleum Corp	713,326
1,401	*	Matador Resources Co	23,159
383	*	Matrix Service Co	6,565
672	*,e	Montage Resources Corp	2,540
3,127		Murphy Oil Corp	69,138
12,980		Nabors Industries Ltd	24,273
918	*,e	National Energy Services Reunited Corp	6,132
6,945		National Oilwell Varco, Inc	147,234
180	*	Natural Gas Services Group, Inc	2,306
164	*	NCS Multistage Holdings, Inc	328
1,448	*	Newpark Resources, Inc	11,034
132	*	Nine Energy Service, Inc	814
4,315	*	Noble Corp plc	5,480
8,473		Noble Energy, Inc	190,304
5,765	e	Nordic American Tanker Shipping	12,452
6,914	*,e	Northern Oil And Gas, Inc	13,551
4,419	*	Oasis Petroleum, Inc	15,290
15,888		Occidental Petroleum Corp	706,539
1,532	*	Oceaneering International, Inc	20,759
784	*	Oil States International, Inc	10,427
7,278		ONEOK, Inc	536,316
546	*	Overseas Shipholding Group, Inc	955
615	*,e	Pacific Drilling SA	2,405
355		Panhandle Oil and Gas, Inc (Class A)	4,963
482	*	Par Pacific Holdings, Inc	11,019
4,180		Parsley Energy, Inc	70,224
3,250		Patterson-UTI Energy, Inc	27,787
2,058		PBF Energy, Inc	55,957
1,032	*	PDC Energy, Inc	28,638
1,293		Peabody Energy Corp	19,033
217	*	Penn Virginia Corp	6,308
8,198		Phillips 66	839,475
3,041		Pioneer Natural Resources Co	382,467
1,178	*	ProPetro Holding Corp	10,708
3,764		Questar Market Resources, Inc	13,927
3,580	e	Range Resources Corp	13,676
641	*	Renewable Energy Group, Inc	9,618
92	*	Rex American Resources Corp	7,022
1,104	*	RigNet, Inc	8,556
994	*	Ring Energy, Inc	1,630
3,664	*,e	Rosehill Resources, Inc	7,145
901	e	RPC, Inc	5,055

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

537	*	SandRidge Energy, Inc	$2,524
24,552		Schlumberger Ltd	838,942
1,212		Scorpio Tankers, Inc	36,069
308	*	SEACOR Holdings, Inc	14,498
303	*	SEACOR Marine Holdings, Inc	3,809
4,200	*,e	Seadrill Ltd	8,820
988	*	Select Energy Services, Inc	8,556
1,275		SemGroup Corp	20,833
946		Ship Finance International Ltd	13,282
148	*	SilverBow Resources, Inc	1,434
1,739		SM Energy Co	16,851
338	*,e	Smart Sand, Inc	957
678	e	Solaris Oilfield Infrastructure, Inc	9,099
10,291	*,e	Southwestern Energy Co	19,862
4,016	*	SRC Energy, Inc	18,715
300	*	Talos Energy, Inc	6,099
4,054		Targa Resources Investments, Inc	162,849
818	e	Teekay Corp	3,272
1,777		Teekay Tankers Ltd (Class A)	2,310
2,673	*,e	Tellurian, Inc	22,226
1,816	*	Tetra Technologies, Inc	3,650
384	*	Tidewater, Inc	5,802
9,049	*	Transocean Ltd (NYSE)	40,449
799	*	Unit Corp	2,701
2,051	*,e	Uranium Energy Corp	2,000
1,275	e	US Silica Holdings, Inc	12,189
7,601		Valero Energy Corp	647,909
1,529	*	W&T Offshore, Inc	6,682
3,409	*,e	Whiting Petroleum Corp	27,374
21,790		Williams Cos, Inc	524,267
1,068		World Fuel Services Corp	42,656
7,431	*	WPX Energy, Inc	78,694

		TOTAL ENERGY	22,227,287

FOOD & STAPLES RETAILING - 1.4%
418		Andersons, Inc	9,376
618		Casey’s General Stores, Inc	99,597
300	*	Chefs’ Warehouse Holdings, Inc	12,096
7,935		Costco Wholesale Corp	2,286,153
213		Ingles Markets, Inc (Class A)	8,277
14,229		Kroger Co	366,824
1,271	*	Natural Grocers by Vitamin C	12,697
1,926	*	Performance Food Group Co	88,615
385		Pricesmart, Inc	27,373
862	*,e	Rite Aid Corp	5,991
584		Spartan Stores, Inc	6,909
2,100	*	Sprouts Farmers Market, Inc	40,614
8,648		Sysco Corp	686,651
784	*	United Natural Foods, Inc	9,032
3,868	*	US Foods Holding Corp	158,975
127		Village Super Market (Class A)	3,359
13,681		Walgreens Boots Alliance, Inc	756,696
25,370		Walmart, Inc	3,010,911
148		Weis Markets, Inc	5,645

		TOTAL FOOD & STAPLES RETAILING	7,595,791

FOOD, BEVERAGE & TOBACCO - 3.5%
1,894	*,e	22nd Century Group, Inc	4,280
99		Alico, Inc	3,368
33,885		Altria Group, Inc	1,385,897
10,119		Archer Daniels Midland Co	415,587
1,522	e	B&G Foods, Inc (Class A)	28,781
269	*,e	Beyond Meat, Inc	39,979
137	*	Boston Beer Co, Inc (Class A)	49,879
896		Brown-Forman Corp (Class A)	53,536
3,290		Brown-Forman Corp (Class B)	206,546

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,572		Bunge Ltd	$145,627
247		Calavo Growers, Inc	23,509
486		Cal-Maine Foods, Inc	19,418
3,182	e	Campbell Soup Co	149,299
72		Coca-Cola Bottling Co Consolidated	21,879
69,338		Coca-Cola Co	3,774,761
8,365		ConAgra Brands, Inc	256,638
2,884		Constellation Brands, Inc (Class A)	597,796
190	*	Craft Brewers Alliance, Inc	1,556
3,311	*	Darling International, Inc	63,339
1,357	e	Dean Foods Co	1,574
200	*	Farmer Bros Co	2,590
3,751		Flowers Foods, Inc	86,761
499		Fresh Del Monte Produce, Inc	17,021
696	*	Freshpet, Inc	34,640
10,619		General Mills, Inc	585,319
1,593	*	Hain Celestial Group, Inc	34,210
2,590		Hershey Co	401,424
4,973		Hormel Foods Corp	217,469
2,702	*	Hostess Brands, Inc	37,787
1,227		Ingredion, Inc	100,295
277		J&J Snack Foods Corp	53,184
1,901		J.M. Smucker Co	209,148
131		John B. Sanfilippo & Son, Inc	12,655
4,200		Kellogg Co	270,270
3,493		Keurig Dr Pepper, Inc	95,429
11,058		Kraft Heinz Co	308,905
2,706		Lamb Weston Holdings, Inc	196,780
364		Lancaster Colony Corp	50,469
422	*	Landec Corp	4,587
187		Limoneira Co	3,433
2,188		McCormick & Co, Inc	341,984
203		MGP Ingredients, Inc	10,085
3,002		Molson Coors Brewing Co (Class B)	172,615
25,686		Mondelez International, Inc	1,420,950
6,977	*	Monster Beverage Corp	405,085
183	e	National Beverage Corp	8,118
1,827	*,e	New Age Beverages Corp	5,043
25,362		PepsiCo, Inc	3,477,130
27,989		Philip Morris International, Inc	2,125,205
908	*	Pilgrim’s Pride Corp	29,097
1,211	*	Post Holdings, Inc	128,172
404	*	Primo Water Corp	4,961
601	*,e	Pyxus International, Inc	7,861
317		Sanderson Farms, Inc	47,972
4		Seaboard Corp	17,500
134	*	Seneca Foods Corp	4,178
1,484	*	Simply Good Foods Co	43,021
390	e	Tootsie Roll Industries, Inc	14,485
1,099	*	TreeHouse Foods, Inc	60,940
78	e	Turning Point Brands, Inc	1,799
5,131		Tyson Foods, Inc (Class A)	441,984
619		Universal Corp	33,927
1,687		Vector Group Ltd	20,096

		TOTAL FOOD, BEVERAGE & TOBACCO	18,787,833

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
31,116		Abbott Laboratories	2,603,476
785	*	Abiomed, Inc	139,644
1,914	*	Acadia Healthcare Co, Inc	59,487
1,245	*	Accuray, Inc	3,449
119	*	Addus HomeCare Corp	9,434
1,384	*	Align Technology, Inc	250,393
2,817	*	Allscripts Healthcare Solutions, Inc	30,931
1,966	*	Alphatec Holdings Inc	9,869
577	*	Amedisys, Inc	75,593
137	*	American Renal Associates Holdings, Inc	866

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,763		AmerisourceBergen Corp	$227,478
1,023	*	AMN Healthcare Services, Inc	58,884
563	*	Angiodynamics, Inc	10,370
2,249	*	Antares Pharma, Inc	7,523
4,635		Anthem, Inc	1,112,864
398	*,e	Apollo Medical Holdings, Inc	7,013
1,361	*	Apyx Medical Corp	9,214
480	*	AtriCure, Inc	11,971
27		Atrion Corp	21,038
725	*	Avanos Medical, Inc	27,159
560	*	AxoGen, Inc	6,989
439	*,e	Axonics Modulation Technologies, Inc	11,818
8,732		Baxter International, Inc	763,788
4,839		Becton Dickinson & Co	1,224,073
679	*	BioTelemetry, Inc	27,656
25,024	*	Boston Scientific Corp	1,018,227
2,873	*	Brookdale Senior Living, Inc	21,777
785		Cantel Medical Corp	58,718
5,431		Cardinal Health, Inc	256,289
501	*	Cardiovascular Systems, Inc	23,808
977	*	Castlight Health, Inc	1,378
7,358	*	Centene Corp	318,307
5,729		Cerner Corp	390,546
1,570	*	Cerus Corp	8,093
873	*	Change Healthcare, Inc	10,546
292		Chemed Corp	121,930
6,719		Cigna Corp	1,019,877
168		Computer Programs & Systems, Inc	3,798
2,084	*,e	ConforMIS, Inc	3,876
422		Conmed Corp	40,575
861		Cooper Cos, Inc	255,717
2,615	*	Corindus Vascular Robotics, Inc	11,192
163	*	Corvel Corp	12,339
1,718	*	Covetrus, Inc	20,427
544	*	Cross Country Healthcare, Inc	5,603
480	*	CryoLife, Inc	13,032
407	*,e	CryoPort, Inc	6,657
202	*	Cutera, Inc	5,904
23,358		CVS Health Corp	1,473,189
466	*,e	CytoSorbents Corp	2,344
11,460		Danaher Corp	1,655,168
2,220	*	DaVita, Inc	126,695
3,982		Dentsply Sirona, Inc	212,280
1,603	*	DexCom, Inc	239,232
1,292	*	Diplomat Pharmacy, Inc	6,331
3,744	*	Edwards Lifesciences Corp	823,343
4,625	*,e	ElectroCore LLC	10,129
1,608		Encompass Health Corp	101,754
1,049		Ensign Group, Inc	49,754
623	*	Enzo Biochem, Inc	2,243
1,209	*	Evolent Health, Inc	8,693
995	*	Genesis Health Care, Inc	1,104
665	*	GenMark Diagnostics, Inc	4,030
627	*,e	Glaukos Corp	39,194
1,419	*	Globus Medical, Inc	72,539
607	*	Guardant Health, Inc	38,745
886	*	Haemonetics Corp	111,760
636	*	Hanger Orthopedic Group, Inc	12,962
4,778		HCA Healthcare, Inc	575,367
150	*	Health Catalyst, Inc	4,746
1,277	*	HealthEquity, Inc	72,974
399		HealthStream, Inc	10,330
2,677	*	Henry Schein, Inc	169,990
99	*,e	Heska Corp	7,016
1,196		Hill-Rom Holdings, Inc	125,855
1,770	*	HMS Holdings Corp	61,003
4,675	*	Hologic, Inc	236,041
2,402		Humana, Inc	614,119

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

362	*	ICU Medical, Inc	$57,775
1,514	*	IDEXX Laboratories, Inc	411,702
263	*	Inogen, Inc	12,600
978	*,e	Inovalon Holdings, Inc	16,029
401	*	Inspire Medical Systems, Inc	24,469
1,070	*	Insulet Corp	176,475
572	*	Integer Holding Corp	43,220
1,162	*	Integra LifeSciences Holdings Corp	69,801
100	*	IntriCon Corp	1,944
2,067	*	Intuitive Surgical, Inc	1,116,035
2,116		Invacare Corp	15,870
383	*	iRhythm Technologies, Inc	28,384
1,743	*	Laboratory Corp of America Holdings	292,824
754	*	Lantheus Holdings, Inc	18,899
236		LeMaitre Vascular, Inc	8,066
490	*	LHC Group, Inc	55,644
970	*	LivaNova plc	71,576
264	*,e	Livongo Health, Inc	4,604
426	*	Magellan Health Services, Inc	26,455
849	*	Masimo Corp	126,323
3,381		McKesson Corp	462,047
1,067	*	Medidata Solutions, Inc	97,631
1,988	*	MEDNAX, Inc	44,969
24,248		Medtronic plc	2,633,818
646		Meridian Bioscience, Inc	6,131
985	*	Merit Medical Systems, Inc	30,003
49	e	Mesa Laboratories, Inc	11,651
1,120	*	Molina Healthcare, Inc	122,886
173		National Healthcare Corp	14,160
208		National Research Corp	12,012
500	*	Natus Medical, Inc	15,920
1,021	*	Neogen Corp	69,540
771	*	Neuronetics, Inc	6,407
613	*	Nevro Corp	52,700
818	*	NextGen Healthcare, Inc	12,818
1,622	*	Novocure Ltd	121,293
1,047	*	NuVasive, Inc	66,359
758	*	Omnicell, Inc	54,781
545	*,e	OptimizeRx Corp	7,892
1,877	*	Option Care Health, Inc	6,006
873	*	OraSure Technologies, Inc	6,521
267	*	Orthofix International NV	14,156
112	*	OrthoPediatrics Corp	3,949
4,900		Owens & Minor, Inc	28,469
1,530	e	Patterson Cos, Inc	27,265
597	*,e	Penumbra, Inc	80,291
578	*,e	PetIQ, Inc	15,756
1,204	*	Premier, Inc	34,820
199	*	Providence Service Corp	11,833
200	*,e	Pulse Biosciences, Inc	3,088
2,406		Quest Diagnostics, Inc	257,514
665	*	Quidel Corp	40,798
1,555	*	R1 RCM, Inc	13,886
576	*	RadNet, Inc	8,271
2,601		Resmed, Inc	351,421
726	*,e	Rockwell Medical, Inc	2,004
837	*	RTI Biologics, Inc	2,385
250	*	SeaSpine Holdings Corp	3,053
1,678	*	Select Medical Holdings Corp	27,804
1,097	*,e	Senseonics Holdings, Inc	1,084
147	*,e	Shockwave Medical Inc	4,400
141	*	SI-BONE, Inc	2,491
1,519	*	Sientra, Inc	9,843
206	*	Silk Road Medical Inc	6,701
166		Simulations Plus, Inc	5,760
646	*	Staar Surgical Co	16,654
1,527		STERIS plc	220,636
6,185		Stryker Corp	1,337,816

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

328	*,e	Surgery Partners, Inc	$2,422
300	*	SurModics, Inc	13,722
280	*,e	Tabula Rasa HealthCare, Inc	15,383
280	*	Tactile Systems Technology, Inc	11,850
1,107	*	Tandem Diabetes Care, Inc	65,291
1,254	*,e	Teladoc, Inc	84,921
818		Teleflex, Inc	277,916
1,657	*	Tenet Healthcare Corp	36,653
668	*,e	Tivity Health, Inc	11,109
9,142	*	TransEnterix, Inc	5,666
378	*	Triple-S Management Corp (Class B)	5,065
17,059		UnitedHealth Group, Inc	3,707,262
1,522		Universal Health Services, Inc (Class B)	226,398
187		US Physical Therapy, Inc	24,413
49		Utah Medical Products, Inc	4,696
587	*	Varex Imaging Corp	16,753
1,596	*	Varian Medical Systems, Inc	190,068
2,283	*	Veeva Systems, Inc	348,591
2,186	*	ViewRay, Inc	6,339
433	*,e	Vocera Communications, Inc	10,673
945	*	WellCare Health Plans, Inc	244,916
1,346		West Pharmaceutical Services, Inc	190,890
2,118	*	Wright Medical Group NV	43,694
3,694		Zimmer Biomet Holdings, Inc	507,075
762	e	Zynex Inc	7,247

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	32,233,927

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
160	*	Central Garden & Pet Co	4,677
580	*	Central Garden and Pet Co (Class A)	16,080
4,520		Church & Dwight Co, Inc	340,085
2,289		Clorox Co	347,630
15,115		Colgate-Palmolive Co	1,111,104
5,109		Coty, Inc	53,696
893	*	Edgewell Personal Care Co	29,013
326	*	elf Beauty, Inc	5,708
957		Energizer Holdings, Inc	41,706
3,911		Estee Lauder Cos (Class A)	778,093
1,810	*	Herbalife Ltd	68,527
253		Inter Parfums, Inc	17,702
6,180		Kimberly-Clark Corp	877,869
160		Medifast, Inc	16,581
140	*	Nature’s Sunshine Products, Inc	1,161
992		Nu Skin Enterprises, Inc (Class A)	42,190
80		Oil-Dri Corp of America	2,725
44,692		Procter & Gamble Co	5,558,791
185	*,e	Revlon, Inc (Class A)	4,346
808	h	Spectrum Brands Holdings, Inc	42,596
180	*	USANA Health Sciences, Inc	12,310
266		WD-40 Co	48,822

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,421,412

INSURANCE - 4.2%
13,377		Aflac, Inc	699,885
257	*	Alleghany Corp	205,024
5,930		Allstate Corp	644,472
699	*	AMBAC Financial Group, Inc	13,665
1,557		American Equity Investment Life Holding Co	37,679
1,392		American Financial Group, Inc	150,127
15,426		American International Group, Inc	859,228
234		American National Insurance Co	28,953
299		Amerisafe, Inc	19,767
4,257		Aon plc	824,027
6,987	*	Arch Capital Group Ltd	293,314
509		Argo Group International Holdings Ltd	35,752
3,256		Arthur J. Gallagher & Co	291,640
1,164		Assurant, Inc	146,454

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,876		Assured Guaranty Ltd	$83,407
2,832	*	Athene Holding Ltd	119,114
1,578		Axis Capital Holdings Ltd	105,284
35,360	*	Berkshire Hathaway, Inc (Class B)	7,355,587
2,357	*	Brighthouse Financial, Inc	95,388
4,413		Brown & Brown, Inc	159,133
8,206		Chubb Ltd	1,324,777
2,719		Cincinnati Financial Corp	317,226
712	*,e	Citizens, Inc (Class A)	4,891
747		CNA Financial Corp	36,790
2,753		Conseco, Inc	43,580
143		Donegal Group, Inc (Class A)	2,096
494	*	eHealth, Inc	32,994
488		Employers Holdings, Inc	21,267
247	*	Enstar Group Ltd	46,910
436		Erie Indemnity Co (Class A)	80,943
706		Everest Re Group Ltd	187,860
150		FBL Financial Group, Inc (Class A)	8,927
201		FedNat Holding Co	2,812
1,977		First American Financial Corp	116,663
4,735		FNF Group	210,281
11,297	*	Genworth Financial, Inc (Class A)	49,707
104		Global Indemnity Ltd	2,597
1,976		Globe Life, Inc	189,222
161	e	Goosehead Insurance, Inc	7,945
463	*	Greenlight Capital Re Ltd (Class A)	4,862
198	*	Hallmark Financial Services	3,788
792		Hanover Insurance Group, Inc	107,348
6,514		Hartford Financial Services Group, Inc	394,814
121		HCI Group, Inc	5,087
161	*,e	Health Insurance Innovations, Inc	4,014
362		Heritage Insurance Holdings, Inc	5,412
637		Horace Mann Educators Corp	29,512
90		Independence Holding Co	3,473
23		Investors Title Co	3,682
648		James River Group Holdings Ltd	33,204
1,193		Kemper Corp	92,994
347		Kinsale Capital Group, Inc	35,849
3,740		Lincoln National Corp	225,597
4,645		Loews Corp	239,125
254	*	Markel Corp	300,203
9,227		Marsh & McLennan Cos, Inc	923,161
2,003	*	MBIA, Inc	18,488
429		Mercury General Corp	23,973
14,407		Metlife, Inc	679,434
1,362		National General Holdings Corp	31,353
35		National Western Life Group, Inc	9,393
158	*	NI Holdings, Inc	2,708
5,185		Old Republic International Corp	122,210
727		Primerica, Inc	92,496
5,023		Principal Financial Group	287,014
820		ProAssurance Corp	33,021
10,610		Progressive Corp	819,623
144		Protective Insurance Corp	2,513
7,320		Prudential Financial, Inc	658,434
1,153		Reinsurance Group of America, Inc (Class A)	184,342
771		RenaissanceRe Holdings Ltd	149,150
600		RLI Corp	55,746
227		Safety Insurance Group, Inc	23,002
1,030		Selective Insurance Group, Inc	77,446
243		State Auto Financial Corp	7,871
351		Stewart Information Services Corp	13,615
1,153	*	Third Point Reinsurance Ltd	11,518
433		Tiptree Financial, Inc	3,152
4,798		Travelers Cos, Inc	713,415
342	*,e	Trupanion, Inc	8,694
338		United Fire & Casualty Co	15,879
255		United Insurance Holdings Corp	3,567

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

503		Universal Insurance Holdings, Inc	$15,085
3,600		UnumProvident Corp	106,992
2,544		W.R. Berkley Corp	183,753
56		White Mountains Insurance Group Ltd	60,480
2,299		Willis Towers Watson plc	443,638

		TOTAL INSURANCE	22,125,518

MATERIALS - 2.9%
324	e	Advanced Emissions Solutions, Inc	4,808
461	*	AdvanSix, Inc	11,857
3,924		Air Products & Chemicals, Inc	870,579
6,324	*,e	AK Steel Holding Corp	14,356
1,889	e	Albemarle Corp	131,323
3,306	*	Alcoa Corp	66,351
2,222	*	Allegheny Technologies, Inc	44,996
429		American Vanguard Corp	6,735
2,424	*,e	Amyris, Inc	11,538
1,254		Aptargroup, Inc	148,536
271		Ardagh Group S.A.	4,249
1,151		Ashland Global Holdings, Inc	88,685
1,514		Avery Dennison Corp	171,945
3,978	*	Axalta Coating Systems Ltd	119,937
485		Balchem Corp	48,107
5,898		Ball Corp	429,433
2,289	*	Berry Global Group, Inc	89,889
597		Boise Cascade Co	19,456
953		Cabot Corp	43,190
723		Carpenter Technology Corp	37,350
2,318		Celanese Corp (Series A)	283,468
831	*	Century Aluminum Co	5,514
3,995		CF Industries Holdings, Inc	196,554
111		Chase Corp	12,142
2,911		Chemours Co	43,490
261	*	Clearwater Paper Corp	5,512
4,904	e	Cleveland-Cliffs, Inc	35,407
6,019	*	Coeur Mining, Inc	28,951
1,801		Commercial Metals Co	31,301
532		Compass Minerals International, Inc	30,053
13,770		Corteva, Inc	385,560
2,327	*	Crown Holdings, Inc	153,722
976		Domtar Corp	34,951
13,462		Dow, Inc	641,464
13,412		DuPont de Nemours, Inc	956,410
926		Eagle Materials, Inc	83,349
2,397		Eastman Chemical Co	176,971
4,548		Ecolab, Inc	900,686
3,394	*	Element Solutions, Inc	34,551
1,255	*	Ferro Corp	14,884
1,000	*,†	Ferroglobe plc	0
835	*	Flotek Industries, Inc	1,837
2,478		FMC Corp	217,271
325	*,e	Forterra, Inc	2,350
25,598		Freeport-McMoRan Copper & Gold, Inc (Class B)	244,973
400		FutureFuel Corp	4,776
1,119	*	GCP Applied Technologies, Inc	21,541
816	*	Gold Resource Corp	2,489
4,828		Graphic Packaging Holding Co	71,213
395		Greif, Inc (Class A)	14,967
87		Greif, Inc (Class B)	3,964
784		H.B. Fuller Co	36,503
142		Hawkins, Inc	6,035
193		Haynes International, Inc	6,917
7,106		Hecla Mining Co	12,507
3,508		Huntsman Corp	81,596
823	*	Ingevity Corp	69,823
294		Innophos Holdings, Inc	9,543
373		Innospec, Inc	33,249

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,890	e	International Flavors & Fragrances, Inc	$231,884
7,037		International Paper Co	294,287
1,493	*	Intrepid Potash, Inc	4,882
261		Kaiser Aluminum Corp	25,831
315	*	Koppers Holdings, Inc	9,201
468	*	Kraton Polymers LLC	15,112
357		Kronos Worldwide, Inc	4,416
9,785		Linde plc	1,895,550
2,532	*	Livent Corp	16,939
2,555		Louisiana-Pacific Corp	62,802
406	*	LSB Industries, Inc	2,103
4,750		LyondellBasell Industries AF S.C.A	424,983
8,475	*	Marrone Bio Innovations, Inc	11,950
1,122		Martin Marietta Materials, Inc	307,540
300		Materion Corp	18,408
741		Minerals Technologies, Inc	39,340
6,456		Mosaic Co	132,348
371		Myers Industries, Inc	6,548
257		Neenah Paper, Inc	16,736
121		NewMarket Corp	57,123
14,705		Newmont Mining Corp	557,614
6,492	*	Novagold Resources Inc	39,406
5,438		Nucor Corp	276,849
3,054		Olin Corp	57,171
163		Olympic Steel, Inc	2,347
694	*	Omnova Solutions, Inc	6,989
1,050	*	Orion Engineered Carbons SA	17,546
2,868		Owens-Illinois, Inc	29,454
1,735		Packaging Corp of America	184,084
658		PH Glatfelter Co	10,127
1,269		PolyOne Corp	41,433
4,238		PPG Industries, Inc	502,245
462	*	PQ Group Holdings, Inc	7,364
201		Quaker Chemical Corp	31,786
1,995	*,e	Ramaco Resources, Inc	7,451
877		Rayonier Advanced Materials, Inc	3,797
1,275		Reliance Steel & Aluminum Co	127,067
1,100		Royal Gold, Inc	135,531
2,444		RPM International, Inc	168,172
272	*	Ryerson Holding Corp	2,320
421		Schnitzer Steel Industries, Inc (Class A)	8,698
855		Schweitzer-Mauduit International, Inc	32,011
716		Scotts Miracle-Gro Co (Class A)	72,903
2,697		Sealed Air Corp	111,952
907		Sensient Technologies Corp	62,266
1,484		Sherwin-Williams Co	816,007
1,660		Silgan Holdings, Inc	49,858
1,952		Sonoco Products Co	113,626
1,781		Southern Copper Corp (NY)	60,786
3,643		Steel Dynamics, Inc	108,561
466		Stepan Co	45,230
1,996	*	Summit Materials, Inc	44,311
1,010	*	SunCoke Energy, Inc	5,696
146		Synalloy Corp	2,329
717	*	TimkenSteel Corp	4,510
322	*	Trecora Resources	2,904
394		Tredegar Corp	7,691
733		Trinseo S.A.	31,482
1,458		Tronox Holdings plc	12,101
97	*	UFP Technologies, Inc	3,744
30		United States Lime & Minerals, Inc	2,295
3,129	e	United States Steel Corp	36,140
238	*	US Concrete, Inc	13,157
592		Valhi, Inc	1,125
3,859		Valvoline, Inc	85,014
1,196	*	Verso Corp	14,806
2,303		Vulcan Materials Co	348,306
1,163		Warrior Met Coal, Inc	22,702

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

559		Westlake Chemical Corp	$36,626
4,647		WestRock Co	169,383
702	*	Worthington Industries, Inc	25,307
1,011		WR Grace and Co	67,494

		TOTAL MATERIALS	15,465,571

MEDIA & ENTERTAINMENT - 7.3%
13,644		Activision Blizzard, Inc	722,040
5,409	*	Alphabet, Inc (Class A)	6,605,146
5,491	*	Alphabet, Inc (Class C)	6,693,529
5,822	*	Altice USA, Inc	166,975
855	e	AMC Entertainment Holdings, Inc	9,149
741	*	AMC Networks, Inc	36,428
698	*,e	Boston Omaha Corp	13,841
72		Cable One, Inc	90,338
339	*,e	Cardlytics, Inc	11,363
253	*	Care.com, Inc	2,644
1,307	*	Cargurus, Inc	40,452
1,131	*	Cars.com, Inc	10,156
5,858		CBS Corp (Class B)	236,487
1,847	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	8,302
2,871	*	Charter Communications, Inc	1,183,197
2,021		Cinemark Holdings, Inc	78,091
566	*	Clear Channel	1,426
81,372		Comcast Corp (Class A)	3,668,250
17	*,e	Daily Journal Corp	4,209
2,011	*	DHI Group, Inc	7,742
2,851	*,e	Discovery, Inc (Class A)	75,922
6,690	*	Discovery, Inc (Class C)	164,708
4,152	*	DISH Network Corp (Class A)	141,459
5,229	*	Electronic Arts, Inc	511,501
235		Emerald Expositions Events, Inc	2,287
2,184		Entercom Communications Corp (Class A)	7,295
1,005		Entravision Communications Corp (Class A)	3,196
454	*,e	Eros International plc	867
641	*	Eventbrite Inc	11,352
916		EW Scripps Co (Class A)	12,164
43,135	*	Facebook, Inc	7,681,481
1,809	*	Fluent, Inc	4,948
6,424		Fox Corp (Class A)	202,581
2,830		Fox Corp (Class B)	89,258
1,767		Gannett Co, Inc	18,978
1,815	*	GCI Liberty, Inc	112,657
1,606	*	Glu Mobile, Inc	8,014
1,876	*	Gray Television, Inc	30,616
341	*	Grocery Outlet Holding Corp	11,826
248	*	Hemisphere Media Group, Inc	3,031
1,354	*	IAC/InterActiveCorp	295,131
902	*	Imax Corp	19,799
7,004		Interpublic Group of Cos, Inc	151,006
693		John Wiley & Sons, Inc (Class A)	30,450
170	*	Liberty Braves Group (Class A)	4,731
525	*	Liberty Braves Group (Class C)	14,569
542	*	Liberty Broadband Corp (Class A)	56,650
1,881	*	Liberty Broadband Corp (Class C)	196,884
681	*	Liberty Latin America Ltd (Class A)	11,625
1,811	*	Liberty Latin America Ltd (Class C)	30,959
398	*	Liberty Media Group (Class A)	15,757
3,565	*	Liberty Media Group (Class C)	148,268
1,775	*	Liberty SiriusXM Group (Class A)	73,787
2,800	*	Liberty SiriusXM Group (Class C)	117,488
1,108	*	Liberty TripAdvisor Holdings, Inc	10,426
786		Lions Gate Entertainment Corp (Class A)	7,271
1,548		Lions Gate Entertainment Corp (Class B)	13,530
2,286	*	Live Nation, Inc	151,653
439	*	LiveXLive Media, Inc	880
200	*	Loral Space & Communications, Inc	8,280

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

336	*	Madison Square Garden Co	$88,543
294		Marcus Corp	10,881
1,051	e	Match Group, Inc	75,083
1,000	*	MDC Partners, Inc	2,820
1,034	*	Meet Group, Inc	3,386
597		Meredith Corp	21,886
934	*,e	MSG Networks, Inc	15,149
970		National CineMedia, Inc	7,954
7,582	*	NetFlix, Inc	2,029,095
804	e	New Media Investment Group, Inc	7,083
2,867		New York Times Co (Class A)	81,652
6,379		News Corp (Class A)	88,796
1,884		News Corp (Class B)	26,932
706		Nexstar Broadcasting Group, Inc (Class A)	72,231
3,956		Omnicom Group, Inc	309,755
1,085	*	QuinStreet, Inc	13,660
444	*	Reading International, Inc	5,310
279	*	Rosetta Stone, Inc	4,855
51		Saga Communications, Inc	1,517
438		Scholastic Corp	16,539
1,071		Sinclair Broadcast Group, Inc (Class A)	45,775
25,109	e	Sirius XM Holdings, Inc	157,057
2,090	*	Spotify Technology S.A.	238,260
2,057	*	Take-Two Interactive Software, Inc	257,824
317	*	TechTarget, Inc	7,140
4,451		TEGNA, Inc	69,124
511	*	Travelzoo, Inc	5,463
414		Tribune Publishing Co	3,552
1,758	*	TripAdvisor, Inc	67,999
963	*	TrueCar, Inc	3,274
13,717	*	Twitter, Inc	565,140
150	e	Viacom, Inc (Class A)	3,939
6,363		Viacom, Inc (Class B)	152,903
31,548		Walt Disney Co	4,111,335
341	*	WideOpenWest, Inc	2,101
894	e	World Wrestling Entertainment, Inc (Class A)	63,608
1,209	*	Yelp, Inc	42,013
1,170	*	Zillow Group, Inc (Class A)	34,568
2,300	*,e	Zillow Group, Inc (Class C)	68,586
14,756	*	Zynga, Inc	85,880

		TOTAL MEDIA & ENTERTAINMENT	38,911,718

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
26,670		AbbVie, Inc	2,019,452
2,140	*	Abeona Therapeutics, Inc	4,836
2,077	*	Acadia Pharmaceuticals, Inc	74,751
406	*,e	Accelerate Diagnostics, Inc	7,539
843	*	Acceleron Pharma, Inc	33,307
1,942	*,e	Acer Therapeutics Inc	6,195
4,752	*	Achillion Pharmaceuticals, Inc	17,107
319	*,e	Aclaris Therapeutics, Inc	345
662	*	Acorda Therapeutics, Inc	1,900
1,628	*,e	Adamas Pharmaceuticals, Inc	8,327
295	*	Adaptive Biotechnologies Corp	9,115
883	*	Adverum Biotechnologies, Inc	4,812
1,425	*	Aeglea BioTherapeutics, Inc	10,958
702	*	Aerie Pharmaceuticals, Inc	13,492
1,104	*,e	Agenus, Inc	2,848
2,172	*,e	AgeX Therapeutics, Inc	4,257
5,650		Agilent Technologies, Inc	432,959
823	*,e	Agios Pharmaceuticals, Inc	26,665
554	*,e	Aimmune Therapeutics, Inc	11,601
239	*,e	Akcea Therapeutics, Inc	3,678
2,885	*	Akebia Therapeutics, Inc	11,309
1,391	*	Akorn, Inc	5,286
147	*	Albireo Pharma, Inc	2,940
1,801	*	Alder Biopharmaceuticals, Inc	33,967
355	*	Aldeyra Therapeutics, Inc	1,871

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

536	*	Alector, Inc	$7,729
3,746	*	Alexion Pharmaceuticals, Inc	366,883
2,871	*	Alkermes plc	56,013
530	*,e	Allakos, Inc	41,674
5,908		Allergan plc	994,257
897	*,e	Allogene Therapeutics, Inc	24,448
1,930	*	Alnylam Pharmaceuticals, Inc	155,211
533	*,e	AMAG Pharmaceuticals, Inc	6,156
10,813		Amgen, Inc	2,092,424
4,081	*	Amicus Therapeutics, Inc	32,730
2,013	*	Amneal Pharmaceuticals, Inc	5,838
552	*	Amphastar Pharmaceuticals, Inc	10,946
305	*	AnaptysBio, Inc	10,672
2,425	*,e	Anavex Life Sciences Corp	7,663
121	*	ANI Pharmaceuticals, Inc	8,818
216	*	Anika Therapeutics, Inc	11,856
1,139	*	Apellis Pharmaceuticals, Inc	27,439
626	*,†	Aratana Therapeutics, Inc	36
524	*	Arcus Biosciences, Inc	4,768
3,838	*	Ardelyx, Inc	18,039
884	*	Arena Pharmaceuticals, Inc	40,461
1,796	*	Arqule, Inc	12,877
1,993	*,e	Arrowhead Research Corp	56,163
357	*	Arvinas, Inc	7,693
216	*	Assembly Biosciences, Inc	2,123
928	*	Assertio Therapeutics, Inc	1,188
719	*	Atara Biotherapeutics, Inc	10,152
673	*	Athenex, Inc	8,187
1,583	*,e	Athersys, Inc	2,105
771	*	Audentes Therapeutics, Inc	21,657
4,175	*	Avantor, Inc	61,372
813	*	Avid Bioservices, Inc	4,309
621	*	Avrobio, Inc	8,769
427	*,e	Axsome Therapeutics, Inc	8,642
1,257	*	BioCryst Pharmaceuticals, Inc	3,601
1,476	*	BioDelivery Sciences International, Inc	6,214
3,289	*	Biogen Idec, Inc	765,745
710	*	Biohaven Pharmaceutical Holding Co Ltd	29,621
3,009	*	BioMarin Pharmaceutical, Inc	202,807
379	*	Bio-Rad Laboratories, Inc (Class A)	126,108
89	*	Biospecifics Technologies Corp	4,763
657		Bio-Techne Corp	128,555
763	*	Bioxcel Therapeutics Inc	5,372
961	*	Bluebird Bio, Inc	88,239
859	*	Blueprint Medicines Corp	63,111
397	*,e	Bridgebio Pharma, Inc	8,524
29,617		Bristol-Myers Squibb Co	1,501,878
1,641		Bruker BioSciences Corp	72,089
470	*	Calithera Biosciences, Inc	1,452
127	*,e	Calyxt, Inc	716
768	*	Cambrex Corp	45,696
425	*,e	Cara Therapeutics, Inc	7,769
744	*	CareDx, Inc	16,822
807	*,e	CASI Pharmaceuticals, Inc	2,695
2,649	*	Catalent, Inc	126,251
3,379	*,e	Catalyst Pharmaceuticals, Inc	17,942
102	*	Celcuity, Inc	1,732
12,662	*	Celgene Corp	1,257,337
776	*,e	Cellular Biomedicine Group, Inc	11,531
1,113	*	CEL-SCI Corp	9,950
1,640	*,e	Cerecor Inc	5,396
837	*	Charles River Laboratories International, Inc	110,794
2,254	*	Checkpoint Therapeutics Inc	5,612
402	*	ChemoCentryx, Inc	2,726
1,052	*	Chiasma, Inc	5,207
913	*	Chimerix, Inc	2,146
3,917	*,e	ChromaDex Corp	15,413
747	*,e	Clovis Oncology, Inc	2,936

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

646	*	Codexis, Inc	$8,860
1,388	*	Coherus Biosciences, Inc	28,121
351	*	Collegium Pharmaceutical, Inc	4,029
271	*	Concert Pharmaceuticals, Inc	1,593
885	*,e	Constellation Pharmaceuticals, Inc	5,717
708	*,e	Corbus Pharmaceuticals Holdings, Inc	3,448
1,401	*	Corcept Therapeutics, Inc	19,803
478	*,†,e	Corium International, Inc	86
1,038	*,e	CorMedix Inc	6,622
107	*,e	Crinetics Pharmaceuticals, Inc	1,609
320	*	Cue Biopharma, Inc	2,698
208	*	Cyclerion Therapeutics, Inc	2,521
949	*	Cymabay Therapeutics, Inc	4,859
639	*	Cytokinetics, Inc	7,272
459	*	CytomX Therapeutics, Inc	3,387
610	*	Deciphera Pharmaceuticals, Inc	20,703
957	*,e	Denali Therapeutics, Inc	14,661
587	*,e	Dermira, Inc	3,751
716	*	Dicerna Pharmaceuticals, Inc	10,282
520	*,e	Dova Pharmaceuticals, Inc	14,534
3,228	*,e	Dynavax Technologies Corp	11,540
122	*	Eagle Pharmaceuticals, Inc	6,902
736	*,e	Editas Medicine, Inc	16,737
279	*,e	Eidos Therapeutics, Inc	10,036
6,576	*	Elanco Animal Health, Inc	174,856
15,454		Eli Lilly & Co	1,728,221
1,184	*,e	Eloxx Pharmaceuticals, Inc	5,352
709	*	Emergent Biosolutions, Inc	37,067
232	*	Enanta Pharmaceuticals, Inc	13,939
3,476	*	Endo International plc	11,158
1,795	*	Epizyme, Inc	18,515
623	*	Esperion Thereapeutics, Inc	22,839
231	*,e	Evelo Biosciences, Inc	1,409
159	*,e	Evolus, Inc	2,484
2,262	*	Exact Sciences Corp	204,417
5,221	*	Exelixis, Inc	92,333
5,064	*,e	EyePoint Pharmaceuticals Inc	9,166
835	*	Fate Therapeutics, Inc	12,968
1,241	*	FibroGen, Inc	45,892
428	*	Five Prime Therapeutics, Inc	1,658
438	*,e	Flexion Therapeutics, Inc	6,003
1,214	*	Fluidigm Corp	5,621
137	*	Forty Seven, Inc	880
626	*	G1 Therapeutics, Inc	14,260
522	*	Genomic Health, Inc	35,402
7,757	*,e	Geron Corp	10,317
22,976		Gilead Sciences, Inc	1,456,219
1,063	*	Global Blood Therapeutics, Inc	51,577
541	*	GlycoMimetics, Inc	2,332
1,085	*	Gossamer Bio, Inc	18,217
815	*,e	Gritstone Oncology, Inc	7,038
2,005	*	Halozyme Therapeutics, Inc	31,098
643	*	Harpoon Therapeutics, Inc	8,783
1,027	*	Heron Therapeutics, Inc	18,999
188	*	Homology Medicines, Inc	3,403
3,095	*	Horizon Pharma plc	84,277
2,628	*	Illumina, Inc	799,490
6,462	*	Immunogen, Inc	15,638
3,050	*,e	Immunomedics, Inc	40,443
3,064	*	Incyte Corp	227,441
1,186	*	Innoviva, Inc	12,500
1,045	*,e	Inovio Pharmaceuticals, Inc	2,142
1,335	*	Insmed, Inc	23,549
1,074	*,e	Intellia Therapeutics, Inc	14,338
353	*,e	Intercept Pharmaceuticals, Inc	23,425
388	*	Intersect ENT, Inc	6,600
527	*	Intra-Cellular Therapies, Inc	3,937
861	*,e	Intrexon Corp	4,925

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,569	*,e	Invitae Corp	$30,235
2,281	*	Ionis Pharmaceuticals, Inc	136,655
2,163	*	Iovance Biotherapeutics, Inc	39,367
3,180	*	IQVIA Holdings, Inc	475,028
2,083	*	Ironwood Pharmaceuticals, Inc	17,883
1,055	*	Jazz Pharmaceuticals plc	135,188
47,985		Johnson & Johnson	6,208,299
3,171	*	Jounce Therapeutics, Inc	10,559
1,126	*,e	Kadmon Holdings, Inc	2,838
1,521	*,e	Kala Pharmaceuticals, Inc	5,787
390	*	KalVista Pharmaceuticals Inc	4,524
1,858	*,e	Karyopharm Therapeutics, Inc	17,874
1,049	*	Kezar Life Sciences, Inc	3,441
337	*	Kindred Biosciences, Inc	2,308
99	*	Kiniksa Pharmaceuticals Ltd	842
702	*	Kodiak Sciences, Inc	10,095
199	*	Krystal Biotech Inc	6,910
217	*	Kura Oncology, Inc	3,292
1,211	*,e	La Jolla Pharmaceutical Co	10,657
429	*,e	Lannett Co, Inc	4,805
657	*,e	Lexicon Pharmaceuticals, Inc	1,978
305	*	Ligand Pharmaceuticals, Inc (Class B)	30,360
8,759	*,e	Lineage Cell Therapeutics, Inc	8,584
674	*	LogicBio Therapeutics, Inc	7,286
628		Luminex Corp	12,968
515	*	MacroGenics, Inc	6,571
93	*	Madrigal Pharmaceuticals, Inc	8,018
999	*	Magenta Therapeutics, Inc	10,250
6,978	*	Mallinckrodt plc	16,817
2,279	*,e	MannKind Corp	2,849
2,772	*,e	Marinus Pharmaceuticals, Inc	4,269
1,388	*	Medicines Co	69,400
458	*,e	MediciNova, Inc	3,643
535	*	Medpace Holdings, Inc	44,961
206	*	MeiraGTx Holdings plc	3,286
98	*	Menlo Therapeutics, Inc	439
46,467		Merck & Co, Inc	3,911,592
2,722	*	Mersana Therapeutics, Inc	4,301
425	*	Mettler-Toledo International, Inc	299,370
553	*	Minerva Neurosciences, Inc	4,286
495	*	Mirati Therapeutics, Inc	38,565
3,647	*,e	Moderna, Inc	58,060
1,020	*	Molecular Templates, Inc	6,722
2,222	*	Momenta Pharmaceuticals, Inc	28,797
2,333	*,e	Mustang Bio, Inc	7,606
9,534	*	Mylan NV	188,583
783	*	MyoKardia, Inc	40,833
1,569	*	Myriad Genetics, Inc	44,920
771	*	NanoString Technologies, Inc	16,646
984	*	Natera, Inc	32,275
3,021	*	Nektar Therapeutics	55,028
1,622	*	NeoGenomics, Inc	31,013
1,725	*	Neon Therapeutics, Inc	2,967
1,620	*	Neurocrine Biosciences, Inc	145,978
538	*,e	Novavax, Inc	2,701
362	*,e	Ocular Therapeutix, Inc	1,100
107	*	Odonate Therapeutics, Inc	2,785
652	*,e	Omeros Corp	10,647
2,006	*	Oncocyte Corp	4,213
5,196	*,e	Opko Health, Inc	10,860
258	*,e	Optinose, Inc	1,806
3,121	*	Pacific Biosciences of California, Inc	16,104
609	*	Pacira Pharmaceuticals, Inc	23,185
14,286	*,e	Palatin Technologies, Inc	12,983
2,502	*,e	Paratek Pharmaceuticals, Inc	10,809
2,346	*	PDL BioPharma, Inc	5,067
1,920		PerkinElmer, Inc	163,526
2,143		Perrigo Co plc	119,772

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

527	*	Pfenex, Inc	$4,448
100,383		Pfizer, Inc	3,606,761
293		Phibro Animal Health Corp	6,250
529	*	Pieris Pharmaceuticals, Inc	1,804
140	*,e	PolarityTE, Inc	452
1,084	*	Portola Pharmaceuticals, Inc	29,073
1,084	*	PRA Health Sciences, Inc	107,565
817	*	Prestige Consumer Healthcare, Inc.	28,342
95	*	Principia Biopharma, Inc	2,683
1,110	*	Progenics Pharmaceuticals, Inc	5,611
594	*	Prothena Corp plc	4,657
1,091	*	PTC Therapeutics, Inc	36,898
453	*	Puma Biotechnology, Inc	4,877
3,971	*	QIAGEN NV	130,924
141	*	Quanterix Corp	3,096
742	*	Ra Pharmaceuticals, Inc	17,548
582	*	Radius Health, Inc	14,986
350	*	Reata Pharmaceuticals, Inc	28,102
1,460	*	Recro Pharma, Inc	16,177
1,413	*	Regeneron Pharmaceuticals, Inc	391,966
641	*	REGENXBIO, Inc	22,820
918	*	Repligen Corp	70,401
560	*	Replimune Group, Inc	7,784
802	*,e	resTORbio, Inc	7,090
594	*	Retrophin, Inc	6,884
352	*	Revance Therapeutics, Inc	4,576
147	*	Rhythm Pharmaceuticals, Inc	3,174
1,863	*	Rigel Pharmaceuticals, Inc	3,484
856	*,e	Rocket Pharmaceuticals, Inc	9,972
1,149	*,e	Rubius Therapeutics, Inc	9,020
944	*	Sage Therapeutics, Inc	132,434
1,935	*	Sangamo Biosciences, Inc	17,512
1,249	*	Sarepta Therapeutics, Inc	94,075
640	*	Scholar Rock Holding Corp	5,728
2,062	*	Seattle Genetics, Inc	176,095
3,177	*,e	Seres Therapeutics, Inc	12,740
842	*	SIGA Technologies, Inc	4,311
625	*,e	Solid Biosciences, Inc	6,463
5,304	*,e	Sorrento Therapeutics, Inc	11,351
615	*	Spark Therapeutics, Inc	59,643
1,594	*	Spectrum Pharmaceuticals, Inc	13,222
593	*	Spero Therapeutics, Inc	6,286
334	*	Stemline Therapeutics, Inc	3,477
725	*	Supernus Pharmaceuticals, Inc	19,923
1,100	*	Syndax Pharmaceuticals, Inc	8,217
1,109	*	Syneos Health, Inc	59,010
1,588	*	Synlogic, Inc	3,637
1,268	*	Syros Pharmaceuticals, Inc	13,162
1,920	*,e	TG Therapeutics, Inc	10,781
2,459	*,e	TherapeuticsMD, Inc	8,926
661	*	Theravance Biopharma, Inc	12,876
7,194		Thermo Fisher Scientific, Inc	2,095,396
1,395	*	Tocagen, Inc	924
508	*	Translate Bio, Inc	5,034
650	*	Tricida, Inc	20,066
373	*	Twist Bioscience Corp	8,907
4,055	*,e	Tyme Technologies, Inc	4,825
996	*	Ultragenyx Pharmaceutical, Inc	42,609
696	*	United Therapeutics Corp	55,506
415	*,e	UNITY Biotechnology, Inc	2,532
496	*,e	UroGen Pharma Ltd	11,820
677	*	Vanda Pharmaceuticals, Inc	8,991
818	*	Veracyte, Inc	19,632
597	*	Vericel Corp	9,039
843	*	Verrica Pharmaceuticals, Inc	12,443
4,621	*	Vertex Pharmaceuticals, Inc	782,890
1,907	*,e	Viking Therapeutics, Inc	13,120
593	*	Voyager Therapeutics, Inc	10,206

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,219	*	Waters Corp	$272,117
504	*,e	WaVe Life Sciences Pte Ltd	10,347
748	*	X4 Pharmaceuticals, Inc	9,507
743	*	Xencor, Inc	25,061
740	*	Xeris Pharmaceuticals, Inc	7,274
117	*	Y-mAbs Therapeutics, Inc	3,049
2,318	*,e	ZIOPHARM Oncology, Inc	9,921
8,602		Zoetis, Inc	1,071,723
629	*,e	Zogenix, Inc	25,185
638	*,e	Zynerba Pharmaceuticals, Inc	4,823

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	39,528,071

REAL ESTATE - 4.3%
1,300		Acadia Realty Trust	37,154
848		Agree Realty Corp	62,031
1,021		Alexander & Baldwin, Inc	25,025
57		Alexander’s, Inc	19,859
1,932		Alexandria Real Estate Equities, Inc	297,605
196	*,e	Altisource Portfolio Solutions S.A.	3,963
714		American Assets Trust, Inc	33,372
2,413		American Campus Communities, Inc	116,017
1,878		American Finance Trust, Inc	26,217
4,773		American Homes 4 Rent	123,573
7,900		American Tower Corp	1,746,927
3,797		Americold Realty Trust	140,755
2,760		Apartment Investment & Management Co	143,906
4,063		Apple Hospitality REIT, Inc	67,365
694		Armada Hoffler Properties, Inc	12,554
1,645		Ashford Hospitality Trust, Inc	5,445
2,519		AvalonBay Communities, Inc	542,416
379		Bluerock Residential Growth REIT, Inc	4,461
2,732		Boston Properties, Inc	354,231
403		BraeMar Hotels & Resorts, Inc	3,784
2,649		Brandywine Realty Trust	40,132
5,555		Brixmor Property Group, Inc	112,711
1,663		Brookfield Property REIT, Inc	33,909
1,146		Brt Realty Trust	16,709
1,599		Camden Property Trust	177,505
1,679		CareTrust REIT, Inc	39,465
568		CatchMark Timber Trust, Inc	6,061
2,955		CBL & Associates Properties, Inc	3,812
6,225	*	CBRE Group, Inc	329,987
5,095		Cedar Realty Trust, Inc	15,285
572		Chatham Lodging Trust	10,382
262		CIM Commercial Trust Corp	4,061
471		City Office REIT, Inc	6,778
248		Clipper Realty, Inc	2,527
8,422		Colony Capital, Inc	50,700
1,903		Columbia Property Trust, Inc	40,248
544		Community Healthcare Trust, Inc	24,235
74		Consolidated-Tomoka Land Co	4,854
2,491		CoreCivic, Inc	43,044
185		CorEnergy Infrastructure Trust, Inc	8,736
675		CorePoint Lodging, Inc	6,824
582		Coresite Realty	70,917
2,132		Corporate Office Properties Trust	63,491
2,578		Cousins Properties, Inc	96,907
7,416		Crown Castle International Corp	1,030,898
3,658		CubeSmart	127,664
1,631	*	Cushman & Wakefield plc	30,222
2,071		CyrusOne, Inc	163,816
3,453		DiamondRock Hospitality Co	35,393
3,634		Digital Realty Trust, Inc	471,730
2,632		Douglas Emmett, Inc	112,729
6,366		Duke Realty Corp	216,253
1,427		Easterly Government Properties, Inc	30,395
673		EastGroup Properties, Inc	84,138
3,012		Empire State Realty Trust, Inc	42,981

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,375		Entertainment Properties Trust	$105,682
1,512		Equinix, Inc	872,122
2,199		Equity Commonwealth	75,316
1,638		Equity Lifestyle Properties, Inc	218,837
6,666		Equity Residential	575,009
1,394		Essential Properties Realty Trust, Inc	31,937
1,175		Essex Property Trust, Inc	383,814
1,539	*,e	eXp World Holdings Inc	12,897
2,226		Extra Space Storage, Inc	260,041
482		Farmland Partners, Inc	3,220
1,347		Federal Realty Investment Trust	183,381
2,259		First Industrial Realty Trust, Inc	89,366
240	*	Forestar Group, Inc	4,387
1,235		Four Corners Property Trust, Inc	34,926
1,621		Franklin Street Properties Corp	13,714
874		Front Yard Residential Corp	10,103
102	*	FRP Holdings, Inc	4,898
3,570		Gaming and Leisure Properties, Inc	136,517
2,553		Geo Group, Inc	44,269
763		Getty Realty Corp	24,462
475		Gladstone Commercial Corp	11,162
1,177		Gladstone Land Corp	14,000
536		Global Medical REIT, Inc	6,110
1,848		Global Net Lease, Inc	36,036
775		Hannon Armstrong Sustainable Infrastructure Capital, Inc	22,591
8,293		HCP, Inc	295,480
2,421		Healthcare Realty Trust, Inc	81,104
3,603		Healthcare Trust of America, Inc	105,856
697		Hersha Hospitality Trust	10,371
1,796		Highwoods Properties, Inc	80,712
12,997		Host Marriott Corp	224,718
692	*	Howard Hughes Corp	89,683
2,438		Hudson Pacific Properties	81,575
1,062		Independence Realty Trust, Inc	15,197
1,873		Industrial Logistics Properties Trust	39,801
169		Innovative Industrial Properties, Inc	15,611
192		Investors Real Estate Trust	14,337
8,333		Invitation Homes, Inc	246,740
4,939		Iron Mountain, Inc	159,974
1,070		iStar Financial, Inc	13,964
2,053		JBG SMITH Properties	80,498
145		Jernigan Capital, Inc	2,791
940		Jones Lang LaSalle, Inc	130,716
2,137		Kennedy-Wilson Holdings, Inc	46,843
1,727		Kilroy Realty Corp	134,516
7,240		Kimco Realty Corp	151,171
1,264		Kite Realty Group Trust	20,414
1,519		Lamar Advertising Co	124,452
3,541		Lexington Realty Trust	36,295
2,619		Liberty Property Trust	134,433
858		Life Storage, Inc	90,442
917		LTC Properties, Inc	46,969
2,511		Macerich Co	79,322
1,437		Mack-Cali Realty Corp	31,125
406	*	Marcus & Millichap, Inc	14,409
169	*	Maui Land & Pineapple Co, Inc	1,839
7,943		Medical Properties Trust, Inc	155,365
2,012		Mid-America Apartment Communities, Inc	261,580
2,033		Monmouth Real Estate Investment Corp (Class A)	29,296
885		National Health Investors, Inc	72,915
2,897		National Retail Properties, Inc	163,391
1,008		National Storage Affiliates Trust	33,637
1,266		New Senior Investment Group, Inc	8,457
2,520		Newmark Group, Inc	22,831
280		NexPoint Residential Trust, Inc	13,093
1,200		Office Properties Income Trust	36,768
3,652		Omega Healthcare Investors, Inc	152,617
251		One Liberty Properties, Inc	6,910

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,970		Outfront Media, Inc	$82,507
3,099		Paramount Group, Inc	41,372
4,260		Park Hotels & Resorts, Inc	106,372
2,135		Pebblebrook Hotel Trust	59,396
3,353		Pennsylvania REIT	19,179
2,932		Physicians Realty Trust	52,043
2,219		Piedmont Office Realty Trust, Inc	46,333
1,438		Potlatch Corp	59,080
1,193		Preferred Apartment Communities, Inc	17,239
11,255		Prologis, Inc	959,151
358		PS Business Parks, Inc	65,138
2,711		Public Storage, Inc	664,927
1,162		QTS Realty Trust, Inc	59,738
302	*	Rafael Holdings, Inc	6,330
2,525		Rayonier, Inc	71,205
349		Re/Max Holdings, Inc	11,224
2,208	e	Realogy Holdings Corp	14,749
5,579		Realty Income Corp	427,798
1,597	*,e	Redfin Corp	26,893
2,945		Regency Centers Corp	204,648
2,533		Retail Opportunities Investment Corp	46,177
3,851		Retail Properties of America, Inc	47,444
264		Retail Value, Inc	9,779
1,780		Rexford Industrial Realty, Inc	78,356
3,486		RLJ Lodging Trust	59,227
497		RMR Group, Inc	22,604
1,201		RPT Realty	16,274
778		Ryman Hospitality Properties	63,648
3,697		Sabra Healthcare REIT, Inc	84,883
172		Safehold, Inc	5,246
445		Saul Centers, Inc	24,257
2,013		SBA Communications Corp	485,435
4,896		Senior Housing Properties Trust	45,312
793		Seritage Growth Properties	33,695
3,197		Service Properties Trust	82,451
5,464		Simon Property Group, Inc	850,472
2,580		SITE Centers Corp	38,984
1,436		SL Green Realty Corp	117,393
1,516		Spirit Realty Capital, Inc	72,556
831	*,e	St. Joe Co	14,235
1,899		STAG Industrial, Inc	55,983
3,669		STORE Capital Corp	137,257
93	*	Stratus Properties, Inc	2,731
2,137		Summit Hotel Properties, Inc	24,789
1,599		Sun Communities, Inc	237,372
4,750		Sunstone Hotel Investors, Inc	65,265
1,459		Tanger Factory Outlet Centers, Inc	22,585
1,248		Taubman Centers, Inc	50,956
268	*	Tejon Ranch Co	4,548
1,034		Terreno Realty Corp	52,827
5,209		UDR, Inc	252,532
435		UMH Properties, Inc	6,125
3,290		Uniti Group, Inc	25,547
198		Universal Health Realty Income Trust	20,354
2,537		Urban Edge Properties	50,207
465		Urstadt Biddle Properties, Inc (Class A)	11,021
6,646		Ventas, Inc	485,357
17,222		VEREIT, Inc	168,431
8,138		VICI Properties, Inc	184,326
3,062		Vornado Realty Trust	194,958
3,960		Washington Prime Group, Inc	16,394
1,848		Washington REIT	50,561
2,450		Weingarten Realty Investors	71,369
7,180		Welltower, Inc	650,867
13,181		Weyerhaeuser Co	365,114
550		Whitestone REIT	7,568
2,861		WP Carey, Inc	256,060
2,548		Xenia Hotels & Resorts, Inc	53,814

		TOTAL REAL ESTATE	22,773,842

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

RETAILING - 5.9%
426	*	1-800-FLOWERS.COM, Inc (Class A)	$6,303
1,334		Aaron’s, Inc	85,723
1,074		Abercrombie & Fitch Co (Class A)	16,754
1,214		Advance Auto Parts, Inc	200,796
7,467	*	Amazon.com, Inc	12,962,040
2,547		American Eagle Outfitters, Inc	41,312
122	*	America’s Car-Mart, Inc	11,187
305	*	Asbury Automotive Group, Inc	31,211
908	*,e	At Home Group, Inc	8,735
1,001	*	Autonation, Inc	50,751
437	*	AutoZone, Inc	473,979
603	*	Barnes & Noble Education, Inc	1,881
2,179		Bed Bath & Beyond, Inc	23,185
4,166		Best Buy Co, Inc	287,412
744		Big Lots, Inc	18,228
2,230	*	BJ’s Wholesale Club Holdings, Inc	57,690
768	*	Booking Holdings, Inc	1,507,285
865	*	Boot Barn Holdings, Inc	30,189
526	e	Buckle, Inc	10,836
1,177	*	Burlington Stores, Inc	235,188
639		Caleres, Inc	14,959
1,606	e	Camping World Holdings, Inc	14,293
2,903	*	CarMax, Inc	255,464
748	*,e	Carvana Co	49,368
368		Cato Corp (Class A)	6,481
2,075		Chico’s FAS, Inc	8,362
288	e	Children’s Place Retail Stores, Inc	22,173
243		Citi Trends, Inc	4,447
291	*	Conn’s, Inc	7,234
231	*	Container Store Group, Inc	1,021
775		Core-Mark Holding Co, Inc	24,889
1,574		Designer Brands, Inc	26,947
1,351		Dick’s Sporting Goods, Inc	55,134
236	e	Dillard’s, Inc (Class A)	15,602
4,694		Dollar General Corp	746,064
4,144	*	Dollar Tree, Inc	473,079
144	*,e	Duluth Holdings, Inc	1,221
14,606		eBay, Inc	569,342
2,169	*	Etsy, Inc	122,549
2,504		Expedia, Inc	336,563
1,208	*	Express Parent LLC	4,156
969	*	Five Below, Inc	122,191
1,334	*	Floor & Decor Holdings, Inc	68,234
1,924		Foot Locker, Inc	83,040
185	*,e	Funko, Inc	3,806
142	*,e	Gaia, Inc	928
3,508	e	GameStop Corp (Class A)	19,364
3,661		Gap, Inc	63,555
313	*	Genesco, Inc	12,526
2,563		Genuine Parts Co	255,249
1,455	*,e	GNC Holdings, Inc	3,114
324		Group 1 Automotive, Inc	29,908
7,081	*	Groupon, Inc	18,835
1,683	*,e	GrubHub, Inc	94,601
904	e	Guess?, Inc	16,751
286		Haverty Furniture Cos, Inc	5,797
323	*	Hibbett Sports, Inc	7,397
19,909		Home Depot, Inc	4,619,286
619	*	Hudson Ltd	7,595
1,819	e	J. Jill, Inc	3,456
6,812	*,e	JC Penney Co, Inc	6,055
2,978		Kohl’s Corp	147,888
4,373		L Brands, Inc	85,667
221	*,e	Lands’ End, Inc	2,507
198	*	Leaf Group Ltd	832
325	*	Liquidity Services, Inc	2,405
367		Lithia Motors, Inc (Class A)	48,583

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,805	*	LKQ Corp	$182,567
14,162		Lowe’s Companies, Inc	1,557,254
442	*,e	Lumber Liquidators, Inc	4,363
5,634		Macy’s, Inc	87,552
389	*	MarineMax, Inc	6,022
1,815	*,e	Michaels Cos, Inc	17,769
452		Monro Muffler, Inc	35,713
539	*	Murphy USA, Inc	45,977
1,613	*	National Vision Holdings, Inc	38,825
1,826		Nordstrom, Inc	61,481
15,322		Office Depot, Inc	26,890
911	*	Ollie’s Bargain Outlet Holdings, Inc	53,421
1,359	*	O’Reilly Automotive, Inc	541,575
263	*	Overstock.com, Inc	2,785
2,124	*,e	Party City Holdco, Inc	12,128
554		Penske Auto Group, Inc	26,193
306	e	PetMed Express, Inc	5,514
716		Pool Corp	144,417
1,155	*	Quotient Technology, Inc	9,032
7,241	*	Qurate Retail Group, Inc QVC Group	74,691
308	*,e	RealReal, Inc	6,887
699		Rent-A-Center, Inc	18,027
337	*	RH	57,570
6,469		Ross Stores, Inc	710,620
2,965	*	RTW RetailWinds, Inc	4,062
1,270	*	Rubicon Project, Inc	11,062
2,233	*	Sally Beauty Holdings, Inc	33,249
203	e	Shoe Carnival, Inc	6,579
309		Shutterstock, Inc	11,161
961		Signet Jewelers Ltd	16,106
660	*	Sleep Number Corp	27,271
455		Sonic Automotive, Inc (Class A)	14,292
571	*	Sportsman’s Warehouse Holdings, Inc	2,958
279	*	Stamps.com, Inc	20,772
738	*,e	Stitch Fix Inc	14,207
856	e	Tailored Brands, Inc	3,766
8,981		Target Corp	960,159
2,104		Tiffany & Co	194,894
528		Tile Shop Holdings, Inc	1,684
297		Tilly’s, Inc	2,804
21,716		TJX Companies, Inc	1,210,450
2,139		Tractor Supply Co	193,451
979	*	Ulta Beauty, Inc	245,386
1,237	*	Urban Outfitters, Inc	34,747
1,065	*,e	Wayfair, Inc	119,408
99		Weyco Group, Inc	2,238
1,350		Williams-Sonoma, Inc	91,773
37		Winmark Corp	6,526
314	*	Zumiez, Inc	9,946

		TOTAL RETAILING	31,515,827

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
728	*	Acacia Communications, Inc	47,611
1,029	*	Adesto Technologies Corp	8,808
617	*	Advanced Energy Industries, Inc	35,422
18,294	*	Advanced Micro Devices, Inc	530,343
302	*	Alpha & Omega Semiconductor Ltd	3,709
507	*	Ambarella, Inc	31,857
1,455	*	Amkor Technology, Inc	13,240
6,534		Analog Devices, Inc	730,044
17,017		Applied Materials, Inc	849,148
510	*	Axcelis Technologies, Inc	8,716
582	*	AXT, Inc	2,072
6,961		Broadcom, Inc	1,921,723
1,076		Brooks Automation, Inc	39,844
583		Cabot Microelectronics Corp	82,325
333	*	Ceva, Inc	9,943

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,003	*	Cirrus Logic, Inc	$53,741
598		Cohu, Inc	8,076
1,899	*	Cree, Inc	93,051
6,672		Cypress Semiconductor Corp	155,724
584	*	Diodes, Inc	23,448
2,561		Entegris, Inc	120,521
1,588	*	First Solar, Inc	92,120
1,075	*	Formfactor, Inc	20,043
434	*	Ichor Holdings Ltd	10,494
285	*,e	Impinj, Inc	8,787
822	*	Inphi Corp	50,183
80,089		Intel Corp	4,126,986
2,865		Kla-Tencor Corp	456,824
2,583		Lam Research Corp	596,957
2,755	*	Lattice Semiconductor Corp	50,375
627	*	MA-COM Technology Solutions	13,477
11,608		Marvell Technology Group Ltd	289,852
4,894		Maxim Integrated Products, Inc	283,412
927	*	MaxLinear, Inc	20,746
4,231		Microchip Technology, Inc	393,102
19,769	*	Micron Technology, Inc	847,102
1,013		MKS Instruments, Inc	93,480
730		Monolithic Power Systems, Inc	113,610
364	*	Nanometrics, Inc	11,874
478	*	NeoPhotonics Corp Ltd	2,911
77		NVE Corp	5,109
10,532		NVIDIA Corp	1,833,305
7,472	*	ON Semiconductor Corp	143,537
409	*	PDF Solutions, Inc	5,346
1,020	*	Photronics, Inc	11,098
446		Power Integrations, Inc	40,332
2,283	*	Qorvo, Inc	169,262
21,889		QUALCOMM, Inc	1,669,693
1,707	*	Rambus, Inc	22,404
488	*	Rudolph Technologies, Inc	12,864
1,307	*	Semtech Corp	63,533
797	*	Silicon Laboratories, Inc	88,746
3,182		Skyworks Solutions, Inc	252,174
170	*	SMART Global Holdings, Inc	4,332
886	*,e	SunPower Corp	9,719
3,141		Teradyne, Inc	181,895
16,954		Texas Instruments, Inc	2,191,135
789	*	Ultra Clean Holdings	11,547
754		Universal Display Corp	126,597
729	*	Veeco Instruments, Inc	8,515
2,096		Versum Materials, Inc	110,941
4,538		Xilinx, Inc	435,194
754		Xperi Corp	15,593

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	19,664,572

SOFTWARE & SERVICES - 12.2%
874	*	2U, Inc	14,229
1,702	*	8x8, Inc	35,265
754	*	A10 Networks, Inc	5,233
11,539		Accenture plc	2,219,527
2,058	*	ACI Worldwide, Inc	64,467
8,771	*	Adobe, Inc	2,422,989
2,865	*	Akamai Technologies, Inc	261,804
646	*	Alarm.com Holdings, Inc	30,129
829		Alliance Data Systems Corp	106,220
677	*	Altair Engineering, Inc	23,438
932	*	Alteryx, Inc	100,125
2,546		Amdocs Ltd	168,316
370	*	American Software, Inc (Class A)	5,557
1,451	*	Anaplan, Inc	68,197
1,554	*	Ansys, Inc	343,993
387	*,e	Appfolio, Inc	36,819
864	*,e	Appian Corp	41,040

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,300	*	Aspen Technology, Inc	$160,004
1,924	*	Atlassian Corp plc	241,347
3,961	*	Autodesk, Inc	585,040
7,863		Automatic Data Processing, Inc	1,269,245
754	*	Avalara, Inc	50,737
1,669	*	Avaya Holdings Corp	17,074
527	*	Benefitfocus, Inc	12,548
2,568	*	Black Knight, Inc	156,802
919		Blackbaud, Inc	83,022
752	*	Blackline, Inc	35,953
2,513		Booz Allen Hamilton Holding Co	178,473
808	*	Bottomline Technologies, Inc	31,795
2,047	*	Box, Inc	33,898
460	*	Brightcove, Inc	4,821
2,063		Broadridge Financial Solutions, Inc	256,699
451	*	CACI International, Inc (Class A)	104,298
5,009	*	Cadence Design Systems, Inc	330,995
1,228	*	Carbon Black, Inc	31,916
391	*	Carbonite, Inc	6,057
708	*	Cardtronics plc	21,410
222		Cass Information Systems, Inc	11,986
2,269		CDK Global, Inc	109,116
1,447	*	Ceridian HCM Holding, Inc	71,438
378	*	ChannelAdvisor Corp	3,527
1,608	*	Cision Ltd	12,366
2,386		Citrix Systems, Inc	230,297
4,727	*,e	Cloudera, Inc	41,881
10,183		Cognizant Technology Solutions Corp (Class A)	613,678
606	*	Commvault Systems, Inc	27,094
3,045	*	Conduent, Inc	18,940
985	*	Cornerstone OnDemand, Inc	53,998
1,022	*	Coupa Software, Inc	132,421
520		CSG Systems International, Inc	26,874
348	*	Digimarc Corp	13,603
1,755	*	Digital Turbine, Inc	11,311
2,702	*	DocuSign, Inc	167,308
549	*	Domo, Inc	8,773
3,745	*	Dropbox, Inc	75,537
4,799		DXC Technology Co	141,570
654	*	Dynatrace, Inc	12,210
387	e	Ebix, Inc	16,293
1,316	*	eGain Corp	10,535
851	*	Elastic NV	70,071
895	*	Endurance International Group Holdings, Inc	3,356
884	*	Envestnet, Inc	50,123
940	*	EPAM Systems, Inc	171,381
898	*	Euronet Worldwide, Inc	131,377
572	*	Everbridge, Inc	35,298
989	*	Everi Holdings, Inc	8,367
941		EVERTEC, Inc	29,378
774	*	Evo Payments, Inc	21,765
795	*	Exela Technologies, Inc	938
511	*	ExlService Holdings, Inc	34,217
537	*	Fair Isaac Corp	162,990
10,990		Fidelity National Information Services, Inc	1,459,032
3,709	*	FireEye, Inc	49,478
1,318	*	First American Corp	60,984
10,172	*	Fiserv, Inc	1,053,717
1,139	*	Five9, Inc	61,210
1,535	*	FleetCor Technologies, Inc	440,207
713	*	ForeScout Technologies, Inc	27,037
2,484	*	Fortinet, Inc	190,672
1,574	*	Gartner, Inc	225,066
3,090		Genpact Ltd	119,737
5,314		Global Payments, Inc	844,926
3,114	*	GoDaddy, Inc	205,462
1,102	*,e	GTY Technology Holdings Inc	6,910
1,428	*	Guidewire Software, Inc	150,483

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

450		Hackett Group, Inc	$7,407
632	*	HubSpot, Inc	95,818
139	*	I3 Verticals, Inc	2,797
4,520	*,e	Ideanomics Inc	6,803
513	*	Information Services Group, Inc	1,275
506	*	Instructure, Inc	19,602
308	*,e	Intelligent Systems Corp	12,794
16,026		International Business Machines Corp	2,330,501
4,517		Intuit, Inc	1,201,251
914		j2 Global, Inc	83,009
1,367		Jack Henry & Associates, Inc	199,541
2,207		KBR, Inc	54,160
2,410		Leidos Holdings, Inc	206,971
1,126	*	Limelight Networks, Inc	3,412
1,122	*	Liveperson, Inc	40,055
1,208	*	LiveRamp Holdings, Inc	51,896
811		LogMeIn, Inc	57,549
945	*	Majesco	7,976
1,102	*	Manhattan Associates, Inc	88,898
473		Mantech International Corp (Class A)	33,777
16,207		MasterCard, Inc (Class A)	4,401,335
1,221		MAXIMUS, Inc	94,334
281	*	Medallia, Inc	7,708
136,590		Microsoft Corp	18,990,108
147	*	MicroStrategy, Inc (Class A)	21,810
467	*	Mitek Systems, Inc	4,507
2,278	*	MobileIron, Inc	14,909
879	*	Model N, Inc	24,401
747	*,e	MongoDB, Inc	89,999
644		Monotype Imaging Holdings, Inc	12,758
885	*	New Relic, Inc	54,383
1,004		NIC, Inc	20,733
5,319	*	Nuance Communications, Inc	86,753
2,346	*	Nutanix, Inc	61,582
1,807	*	Okta, Inc	177,917
469	*	OneSpan, Inc	6,800
40,420		Oracle Corp	2,224,312
184	*,e	Pagerduty, Inc	5,198
1,687	*	Palo Alto Networks, Inc	343,861
5,782		Paychex, Inc	478,576
870	*	Paycom Software, Inc	182,256
562	*	Paylocity Holding Corp	54,840
21,174	*	PayPal Holdings, Inc	2,193,415
655	*,e	Paysign Inc	6,615
804		Pegasystems, Inc	54,712
509	*	Perficient, Inc	19,637
2,303		Perspecta, Inc	60,154
944	*,e	Pluralsight, Inc	15,854
307		Presidio, Inc	5,188
449	*	PRGX Global, Inc	2,312
766		Progress Software Corp	29,154
932	*	Proofpoint, Inc	120,275
671	*	PROS Holdings, Inc	39,992
1,840	*	PTC, Inc	125,451
773	*	Q2 Holdings, Inc	60,967
144		QAD, Inc (Class A)	6,650
667	*	Qualys, Inc	50,405
847	*	Rapid7, Inc	38,445
1,405	*	RealPage, Inc	88,318
1,545	*	Rimini Street, Inc	6,767
1,248	*	RingCentral, Inc	156,824
5,212		Sabre Corp	116,723
1,565	*	SailPoint Technologies Holding, Inc	29,250
14,740	*	salesforce.com, Inc	2,188,005
1,043		Science Applications International Corp	91,106
96	*,e	SecureWorks Corp	1,241
3,355	*	ServiceNow, Inc	851,667
623	*,e	SharpSpring Inc	6,043
307	*,e	ShotSpotter, Inc	7,070

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,506	*	Smartsheet, Inc	$54,261
852	*,e	SolarWinds Corp	15,719
2,732	*	Splunk, Inc	321,994
512	*	SPS Commerce, Inc	24,100
6,154	*	Square, Inc	381,240
3,832		SS&C Technologies Holdings, Inc	197,616
1,479	*	SVMK, Inc	25,291
1,193	e	Switch, Inc	18,635
605	*	Sykes Enterprises, Inc	18,537
10,603		Symantec Corp	250,549
1,067	*	Synchronoss Technologies, Inc	5,762
2,702	*	Synopsys, Inc	370,849
737	*	Telaria, Inc	5,093
485	*	TeleNav, Inc	2,318
703	*	Tenable Holdings, Inc	15,733
2,058	*	Teradata Corp	63,798
1,831		TiVo Corp	13,943
670	*	Trade Desk, Inc	125,658
235		TTEC Holdings, Inc	11,252
143	*,e	Tucows, Inc	7,745
2,191	*	Twilio, Inc	240,922
664	*	Tyler Technologies, Inc	174,300
769	*	Unisys Corp	5,714
395	*	Upland Software, Inc	13,770
446	*	Varonis Systems, Inc	26,662
1,154	*	Verint Systems, Inc	49,368
1,861	*	VeriSign, Inc	351,040
1,731	*	Verra Mobility Corp	24,840
2,120	*,e	VirnetX Holding Corp	11,448
427	*	Virtusa Corp	15,381
31,469		Visa, Inc (Class A)	5,412,983
1,376		VMware, Inc (Class A)	206,483
7,616		Western Union Co	176,463
739	*	WEX, Inc	149,330
2,826	*	Workday, Inc	480,307
617	*	Workiva, Inc	27,043
1,309	*	Yext, Inc	20,800
1,861	*	Zendesk, Inc	135,630
803	*	Zix Corp	5,814
1,013	*,e	Zscaler, Inc	47,874
1,498	*	Zuora Inc	22,545

		TOTAL SOFTWARE & SERVICES	64,750,042

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
1,699	*,e	3D Systems Corp	13,847
806		Adtran, Inc	9,144
400	*	Agilysys, Inc	10,244
5,331		Amphenol Corp (Class A)	514,441
430	*	Anixter International, Inc	29,722
81,638		Apple, Inc	18,284,463
285	*,e	Applied Optoelectronics, Inc	3,198
1,083	*	Arista Networks, Inc	258,750
1,226	*	Arlo Technologies, Inc	4,181
1,678	*	Arrow Electronics, Inc	125,145
470	*	Avid Technology, Inc	2,909
1,997		Avnet, Inc	88,836
720		AVX Corp	10,944
438		Badger Meter, Inc	23,521
144		Bel Fuse, Inc (Class B)	2,164
636		Belden CDT, Inc	33,924
773		Benchmark Electronics, Inc	22,463
528	*	CalAmp Corp	6,083
643	*	Calix, Inc	4,109
1,029	*	Casa Systems, Inc	8,083
2,565		CDW Corp	316,111
2,613	*	Ciena Corp	102,508
77,431		Cisco Systems, Inc	3,825,866
153	*	Clearfield, Inc	1,813

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,887		Cognex Corp	$141,838
382	*	Coherent, Inc	58,721
3,172	*	CommScope Holding Co, Inc	37,303
356		Comtech Telecommunications Corp	11,570
13,823		Corning, Inc	394,232
485		CTS Corp	15,695
548		Daktronics, Inc	4,047
2,789	*	Dell Technologies, Inc	144,637
1,043	*	Diebold, Inc	11,682
400	*	Digi International, Inc	5,448
1,151		Dolby Laboratories, Inc (Class A)	74,401
740	*	EchoStar Corp (Class A)	29,319
202	*	ePlus, Inc	15,370
1,698	*	Extreme Networks, Inc	12,353
1,098	*	F5 Networks, Inc	154,181
561	*	Fabrinet	29,340
256	*	FARO Technologies, Inc	12,378
2,680	*,e	Fitbit, Inc	10,211
2,414		Flir Systems, Inc	126,952
1,256	*	Harmonic, Inc	8,264
24,298		Hewlett Packard Enterprise Co	368,601
27,569		HP, Inc	521,605
2,204	*,h	II-VI, Inc	77,596
400	*	Immersion Corp	3,060
2,249	*	Infinera Corp	12,257
698	*	Insight Enterprises, Inc	38,872
539		InterDigital, Inc	28,281
631	*	IPG Photonics Corp	85,564
397	*	Iteris, Inc	2,281
536	*	Itron, Inc	39,643
2,790		Jabil Circuit, Inc	99,798
6,230		Juniper Networks, Inc	154,192
1,292		Kemet Corp	23,489
3,422	*	Keysight Technologies, Inc	332,789
411	*	Kimball Electronics, Inc	5,964
1,352	*	Knowles Corp	27,500
254	*	KVH Industries, Inc	2,705
375		Littelfuse, Inc	66,491
1,378	*	Lumentum Holdings, Inc	73,806
569		Methode Electronics, Inc	19,141
2,954		Motorola Solutions, Inc	503,391
261		MTS Systems Corp	14,420
171	*	Napco Security Technologies, Inc	4,364
2,304		National Instruments Corp	96,745
2,406	*	NCR Corp	75,933
4,377		NetApp, Inc	229,836
505	*	Netgear, Inc	16,271
1,389	*	Netscout Systems, Inc	32,030
829	*	nLight, Inc	12,982
592	*	Novanta, Inc	48,378
280	*	OSI Systems, Inc	28,437
182	*,e	PAR Technology Corp	4,326
291		Park Aerospace Corp	5,110
196		PC Connection, Inc	7,624
526		Plantronics, Inc	19,630
521	*	Plexus Corp	32,568
4,045	*	Pure Storage, Inc	68,522
704	*	Ribbon Communications, Inc	4,111
281	*	Rogers Corp	38,415
1,157	*	Sanmina Corp	37,151
381	*	Scansource, Inc	11,640
776	*	Stratasys Ltd	16,533
548	*	Synaptics, Inc	21,893
805		Synnex Corp	90,884
719	*	Tech Data Corp	74,949
4,411	*	Trimble Navigation Ltd	171,191
1,439	*	TTM Technologies, Inc	17,549
362		Ubiquiti, Inc	42,810

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,003	*	Viasat, Inc	$75,546
4,189	*	Viavi Solutions, Inc	58,667
2,099		Vishay Intertechnology, Inc	35,536
161	*	Vishay Precision Group, Inc	5,271
5,297		Western Digital Corp	315,913
1,308	*,e	Wrap Technologies Inc	5,337
3,647		Xerox Holdings Corp	109,082
1,002	*	Zebra Technologies Corp (Class A)	206,783

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	29,523,874

TELECOMMUNICATION SERVICES - 2.0%
184	*	Anterix, Inc	6,661
131,774		AT&T, Inc	4,986,328
251		ATN International, Inc	14,651
283	*	Bandwidth Inc	18,426
1,215	*	Boingo Wireless, Inc	13,486
19,284		CenturyLink, Inc	240,664
727	*	Cincinnati Bell, Inc	3,686
772		Cogent Communications Group, Inc	42,537
1,064		Consolidated Communications Holdings, Inc	5,065
890	*,e	Gogo, Inc	5,367
1,299	*	Intelsat S.A.	29,617
1,842	*	Iridium Communications, Inc	39,198
259	*	Ooma, Inc	2,694
1,000	*	Orbcomm, Inc	4,760
3,188	*,e	Pareteum Corp	4,112
728		Shenandoah Telecom Co	23,129
309		Spok Holdings, Inc	3,689
9,867	*	Sprint Corp	60,879
1,512		Telephone & Data Systems, Inc	39,010
5,613	*	T-Mobile US, Inc	442,136
247	*	US Cellular Corp	9,282
74,767		Verizon Communications, Inc	4,512,936
4,303	*	Vonage Holdings Corp	48,624
4,292	*	Zayo Group Holdings, Inc	145,499

		TOTAL TELECOMMUNICATION SERVICES	10,702,436

TRANSPORTATION - 1.9%
1,464	*	Air Transport Services Group, Inc	30,773
2,129		Alaska Air Group, Inc	138,193
203		Allegiant Travel Co	30,381
157		Amerco, Inc	61,236
7,060		American Airlines Group, Inc	190,408
378		Arkansas Best Corp	11,510
363	*	Atlas Air Worldwide Holdings, Inc	9,158
1,153	*	Avis Budget Group, Inc	32,584
2,384		CH Robinson Worldwide, Inc	202,116
554		Copa Holdings S.A. (Class A)	54,707
542		Costamare, Inc	3,290
185	*	Covenant Transportation Group, Inc	3,041
13,745		CSX Corp	952,116
6,298	*	Daseke, Inc	15,745
10,595		Delta Air Lines, Inc	610,272
609	*,e	Eagle Bulk Shipping, Inc	2,664
427	*	Echo Global Logistics, Inc	9,672
3,089		Expeditors International of Washington, Inc	229,482
4,319		FedEx Corp	628,717
725		Forward Air Corp	46,197
127	*	Genco Shipping & Trading Ltd	1,168
988	*	Genesee & Wyoming, Inc (Class A)	109,184
828		Hawaiian Holdings, Inc	21,743
728		Heartland Express, Inc	15,659
2,377	*	Hertz Global Holdings, Inc	32,898
505	*	Hub Group, Inc (Class A)	23,483
1,477		JB Hunt Transport Services, Inc	163,430
5,315	*	JetBlue Airways Corp	89,026
1,808		Kansas City Southern Industries, Inc	240,482
1,157	*	Kirby Corp	95,059

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,000		Knight-Swift Transportation Holdings, Inc	$72,600
719		Landstar System, Inc	80,945
579	*	Lyft, Inc (Class A)	23,646
1,216		Macquarie Infrastructure Co LLC	47,996
531		Marten Transport Ltd	11,034
668		Matson, Inc	25,057
1,581	*	Mesa Air Group, Inc	10,664
4,739		Norfolk Southern Corp	851,409
1,158		Old Dominion Freight Line	196,825
34	*	PAM Transportation Services, Inc	2,010
124		Park-Ohio Holdings Corp	3,703
580	*	Radiant Logistics, Inc	2,999
883		Ryder System, Inc	45,713
9,817	*,e	Safe Bulkers, Inc	17,180
557	*	Saia, Inc	52,191
932		Schneider National, Inc	20,243
934		Scorpio Bulkers, Inc	5,679
802		Skywest, Inc	46,035
8,647		Southwest Airlines Co	467,024
1,133	*	Spirit Airlines, Inc	41,128
3,201	*,e	Uber Technologies, Inc	97,534
12,775		Union Pacific Corp	2,069,295
4,414	*	United Continental Holdings, Inc	390,242
12,574		United Parcel Service, Inc (Class B)	1,506,617
122		Universal Truckload Services, Inc	2,840
315	*	US Xpress Enterprises, Inc	1,518
1,147		Werner Enterprises, Inc	40,489
1,622	*,e	XPO Logistics, Inc	116,087
2,695	*,e	YRC Worldwide, Inc	8,139

		TOTAL TRANSPORTATION	10,311,236

UTILITIES - 3.5%
11,476		AES Corp	187,518
1,097		Allete, Inc	95,889
4,427		Alliant Energy Corp	238,748
4,294		Ameren Corp	343,735
8,917		American Electric Power Co, Inc	835,434
819		American States Water Co	73,595
3,315		American Water Works Co, Inc	411,823
3,872		Aqua America, Inc	173,582
177	*	AquaVenture Holdings Ltd	3,439
111		Artesian Resources Corp	4,107
1,866	*,e	Atlantic Power Corp	4,366
2,085		Atmos Energy Corp	237,461
1,049		Avangrid, Inc	54,810
1,326		Avista Corp	64,231
1,043		Black Hills Corp	80,029
324	*,e	Cadiz, Inc	4,047
1,034		California Water Service Group	54,730
8,716		Centerpoint Energy, Inc	263,049
244		Chesapeake Utilities Corp	23,258
545		Clearway Energy, Inc (Class A)	9,450
1,281		Clearway Energy, Inc (Class C)	23,378
4,975		CMS Energy Corp	318,151
385		Connecticut Water Service, Inc	26,973
5,982		Consolidated Edison, Inc	565,120
420		Consolidated Water Co, Inc	6,926
14,428		Dominion Resources, Inc	1,169,245
3,346		DTE Energy Co	444,884
13,115		Duke Energy Corp	1,257,204
6,169		Edison International	465,266
767		El Paso Electric Co	51,450
3,547		Entergy Corp	416,276
4,574		Evergy, Inc	304,445
5,782		Eversource Energy	494,188
17,190		Exelon Corp	830,449
9,412		FirstEnergy Corp	453,941
133		Global Water Resources, Inc	1,575

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,268		Hawaiian Electric Industries, Inc	$103,444
960		Idacorp, Inc	108,163
3,502		MDU Resources Group, Inc	98,721
640		MGE Energy, Inc	51,117
240		Middlesex Water Co	15,590
1,632		National Fuel Gas Co	76,573
1,561		New Jersey Resources Corp	70,588
8,632		NextEra Energy, Inc	2,011,170
6,737		NiSource, Inc	201,571
666		Northwest Natural Holding Co	47,512
893		NorthWestern Corp	67,020
4,986		NRG Energy, Inc	197,446
3,602		OGE Energy Corp	163,459
919		ONE Gas, Inc	88,325
751		Ormat Technologies, Inc	55,792
743		Otter Tail Corp	39,936
1,257		Pattern Energy Group, Inc	33,851
9,382	*,b	PG&E Corp	93,820
2,036		Pinnacle West Capital Corp	197,635
1,400		PNM Resources, Inc	72,912
1,712		Portland General Electric Co	96,505
12,617		PPL Corp	397,309
8,999		Public Service Enterprise Group, Inc	558,658
250	*	Pure Cycle Corp	2,570
105		RGC Resources, Inc	3,070
4,886		Sempra Energy	721,223
505		SJW Corp	34,486
1,730		South Jersey Industries, Inc	56,934
18,748		Southern Co	1,158,064
1,057		Southwest Gas Corp	96,229
162		Spark Energy, Inc	1,709
907		Spire, Inc	79,127
2,000		TerraForm Power, Inc	36,450
3,726		UGI Corp	187,306
217		Unitil Corp	13,767
7,800		Vistra Energy Corp	208,494
5,742		WEC Energy Group, Inc	546,064
9,354		Xcel Energy, Inc	606,981
203		York Water Co	8,863

		TOTAL UTILITIES	18,601,226

		TOTAL COMMON STOCKS	530,933,978

		(Cost $261,056,577)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,666	†	Media General, Inc	0

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

MATERIALS - 0.0%
450	†	A Schulman, Inc	195
4,844	†	Pan American Silver Corp	1,091

		TOTAL MATERIALS	1,286

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
145	†	Tobira Therapeutics, Inc	9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9

		TOTAL RIGHTS / WARRANTS	1,295

		(Cost $5,226)

TIAA-CREF LIFE FUNDS - Stock Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.2%

GOVERNMENT AGENCY DEBT - 1.3%
$ 6,870,000		Federal Home Loan Bank (FHLB)	1.500%	10/01/19	$6,870,000

		TOTAL GOVERNMENT AGENCY DEBT			6,870,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
4,827,375	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,827,375

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,827,375

		TOTAL SHORT-TERM INVESTMENTS			11,697,375

		(Cost $11,697,375)
		TOTAL INVESTMENTS - 102.2%			542,632,648
		(Cost $272,759,178)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(11,717,511)

		NET ASSETS - 100.0%			$530,915,137

Abbreviation(s):

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,565,687.
h	All or a portion of these securities were purchased on a delayed delivery basis.

Futures contracts outstanding as of September 30, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	12	12/20/19	$1,792,531	$1,787,100	$(5,431)

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.4%

AUSTRIA - 0.8%
30,402		Wienerberger AG.	$740,081

		TOTAL AUSTRIA	740,081

CHINA - 0.2%
4,660		Tencent Holdings Ltd	194,918

		TOTAL CHINA	194,918

DENMARK - 4.1%
13,876		DSV AS	1,318,913
37,055		Novo Nordisk AS	1,914,860
3,593		Rockwool International AS (B Shares)	718,419

		TOTAL DENMARK	3,952,192

FRANCE - 20.6%
55,819		Accor S.A.	2,326,730
3,285		Airbus SE	426,487
32,126	g	ALD S.A.	458,600
14,575		Compagnie de Saint-Gobain	571,233
193,135		Credit Agricole S.A.	2,337,665
29,127		Danone	2,565,555
22,376		Essilor International S.A.	3,226,154
6,865		Legrand S.A.	489,728
8,818		Nexity	419,758
18,269		Sanofi-Aventis	1,692,307
30,606		Schneider Electric S.A.	2,676,252
25,711		Vinci S.A.	2,769,564

		TOTAL FRANCE	19,960,033

GERMANY - 12.2%
25,217		BASF SE	1,763,124
8,637		Continental AG.	1,108,187
33,189	g	Covestro AG.	1,642,260
31,801		Daimler AG. (Registered)	1,581,048
16,965		HeidelbergCement AG.	1,225,720
27,911		Lanxess AG.	1,704,681
24,851		Porsche AG.	1,611,013
3,455		Rheinmetall AG.	437,033
6,915		Siemens AG.	740,217

		TOTAL GERMANY	11,813,283

HONG KONG - 2.1%
49,400		Hong Kong Exchanges and Clearing Ltd	1,447,916
28,402		Melco Crown Entertainment Ltd (ADR)	551,283

		TOTAL HONG KONG	1,999,199

INDIA - 1.8%
52,080		HDFC Bank Ltd	902,521
28,707		Housing Development Finance Corp	801,277

		TOTAL INDIA	1,703,798

IRELAND - 2.2%
61,665		CRH plc	2,116,600

		TOTAL IRELAND	2,116,600

ITALY - 4.2%
90,978		Mediobanca S.p.A.	993,096
259,579		UniCredit S.p.A.	3,059,658

		TOTAL ITALY	4,052,754

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 19.7%
7,096		Central Japan Railway Co	$1,463,262
8,584		Daikin Industries Ltd	1,132,136
10,700		Hitachi High-Technologies Corp	621,992
67,351		Hitachi Ltd	2,522,308
8,517	e	Konami Corp	412,594
43,376		Murata Manufacturing Co Ltd	2,102,328
8,707		Nintendo Co Ltd	3,243,326
28,186		Rohm Co Ltd	2,173,198
52,792		Sony Corp	3,120,437
1,700	e	TDK Corp	153,675
30,983	e	Toyota Motor Corp	2,080,825

		TOTAL JAPAN	19,026,081

KOREA, REPUBLIC OF - 0.4%
2,314		Samsung SDI Co Ltd	430,795

		TOTAL KOREA, REPUBLIC OF	430,795

NETHERLANDS - 1.6%
1,146	*,g	Adyen NV	753,637
26,444		Royal Dutch Shell plc (A Shares)	775,548

		TOTAL NETHERLANDS	1,529,185

SPAIN - 0.5%
39,413	e	Siemens Gamesa Renewable Energy	534,683

		TOTAL SPAIN	534,683

SWEDEN - 2.3%
39,035		Electrolux AB (Series B)	924,749
67,772		Hennes & Mauritz AB (B Shares)	1,313,716

		TOTAL SWEDEN	2,238,465

SWITZERLAND - 5.9%
432		Burckhardt Compression Holding AG.	108,206
222,016		Credit Suisse Group	2,715,947
343		Geberit AG.	163,915
4,874		Lonza Group AG.	1,649,414
3,278		Roche Holding AG.	954,437
546		Sika AG.	79,886

		TOTAL SWITZERLAND	5,671,805

UNITED KINGDOM - 18.8%
19,635		AstraZeneca plc	1,753,190
62,313		BAE Systems plc	436,396
174,633		CNH Industrial NV	1,778,308
11,236		Compass Group plc	289,133
19,229		Linde plc (Xetra)	3,732,200
3,065,690		Lloyds TSB Group plc	2,032,304
41,432		Reckitt Benckiser Group plc	3,234,985
23,063		Schroders plc	871,755
830,871		Tesco plc	2,456,444
92,143		Travis Perkins plc	1,461,580
8,492		Weir Group plc	148,760

		TOTAL UNITED KINGDOM	18,195,055

		TOTAL COMMON STOCKS	94,158,927

		(Cost $99,719,058)

TIAA-CREF LIFE FUNDS - International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.9%
$850,000		Federal Home Loan Bank (FHLB)	1.500%	10/01/19	$850,000

		TOTAL GOVERNMENT AGENCY DEBT			850,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
558,055	c	State Street Navigator Securities Lending Government Money Market Portfolio			558,055

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			558,055

		TOTAL SHORT-TERM INVESTMENTS			1,408,055

		(Cost $1,408,055)
		TOTAL INVESTMENTS - 98.9%			95,566,982
		(Cost $101,127,113)
		OTHER ASSETS & LIABILITIES, NET - 1.1%			1,062,565

		NET ASSETS - 100.0%			$96,629,547

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,764,244.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities was $2,854,497 or 3.0% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2019

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$18,133,273	18.8%
INDUSTRIALS	17,833,693	18.4
FINANCIALS	15,162,138	15.7
MATERIALS	13,004,553	13.5
INFORMATION TECHNOLOGY	8,757,934	9.1
CONSUMER STAPLES	8,256,984	8.5
HEALTH CARE	7,964,208	8.2
COMMUNICATION SERVICES	3,850,838	4.0
ENERGY	775,548	0.8
REAL ESTATE	419,758	0.4
SHORT-TERM INVESTMENTS	1,408,055	1.5
OTHER ASSETS & LIABILITIES, NET	1,062,565	1.1

NET ASSETS	$96,629,547	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.0%

CAPITAL GOODS - 0.1%
$ 35,785	i	Sensata Technologies, Inc	LIBOR 1 M + 1.750%	3.794%	09/18/26	$35,975
98,744	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.544	08/22/24	98,215

		TOTAL CAPITAL GOODS				134,190

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
71,396	i	ProQuest LLC	LIBOR 1 M + 3.250%	5.294	10/24/21	71,352
49,368	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.572	11/14/22	48,380

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				119,732

CONSUMER DURABLES & APPAREL - 0.1%
98,750	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.794	04/25/25	96,621

		TOTAL CONSUMER DURABLES & APPAREL				96,621

CONSUMER SERVICES - 0.1%
96,052	i	KUEHG Corp	LIBOR 3 M + 3.750%	5.854	02/21/25	95,852
9,630	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	4.896	08/14/24	49,033

		TOTAL CONSUMER SERVICES				144,885

ENERGY - 0.0%
15,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.419	12/31/21	13,022

		TOTAL ENERGY				13,022

FOOD, BEVERAGE & TOBACCO - 0.0%
8,921	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	4.294	08/03/22	29,014

		TOTAL FOOD, BEVERAGE & TOBACCO				29,014

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
98,877	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	5.794	10/10/25	80,368
32,724	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.050	10/27/22	32,806
40,964	i	NMN Holdings III Corp	LIBOR 1 M + 3.750%	5.794	11/13/25	39,838

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				153,012

INSURANCE - 0.0%
98,750	i	Acrisure LLC	LIBOR 3 M + 3.750%	5.854	11/22/23	97,145

		TOTAL INSURANCE				97,145

MATERIALS - 0.1%
99,500	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	4.604	03/01/26	99,239
99,750	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	5.292	10/01/25	97,311

		TOTAL MATERIALS				196,550

MEDIA & ENTERTAINMENT - 0.1%
96,039	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.854	07/08/22	90,848
38,603	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.294	03/24/25	38,470
49,115	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.042	10/04/23	49,078

		TOTAL MEDIA & ENTERTAINMENT				178,396

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
87,221	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.039	06/02/25	87,540

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				87,540

REAL ESTATE - 0.1%
99,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.294	08/21/25	99,049
98,974	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.044	03/23/25	99,126

		TOTAL REAL ESTATE				198,175

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.1%
$ 75,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 5.000%	7.054%	02/06/26	$75,442
144,268	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.294	11/29/24	138,058
98,741	i	NeuStar, Inc	LIBOR 1 M + 3.500%	5.544	08/08/24	95,235

		TOTAL SOFTWARE & SERVICES				308,735

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
95,718	i	Dell International LLC	LIBOR 1 M + 2.000%	4.050	09/19/25	96,137
89,946	i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.544	07/02/25	89,683

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				185,820

TELECOMMUNICATION SERVICES - 0.0%
48,987	i	CNT Holdings III Corp	LIBOR 3 M + 3.000%	5.200	01/22/23	48,538

		TOTAL TELECOMMUNICATION SERVICES				48,538

TRANSPORTATION - 0.0%
48,990	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.028	12/14/23	48,937

		TOTAL TRANSPORTATION				48,937

		TOTAL BANK LOAN OBLIGATIONS				2,040,312

		(Cost $2,081,036)
BONDS - 97.0%

CORPORATE BONDS - 35.4%

AUTOMOBILES & COMPONENTS - 0.3%
100,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	105,500
125,000		General Motors Co		5.200	04/01/45	123,392
200,000	g	Hyundai Capital America		2.750	09/27/26	194,882
175,000		Magna International, Inc		3.625	06/15/24	184,017

		TOTAL AUTOMOBILES & COMPONENTS				607,791

BANKS - 6.4%
140,000	g	Banco de Credito del Peru		2.700	01/11/25	140,000
200,000	g	Banco del Estado de Chile		2.668	01/08/21	200,002
200,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	202,250
200,000		Banco Santander S.A.		3.800	02/23/28	209,548
300,000		Bank of America Corp		2.151	11/09/20	300,030
200,000		Bank of America Corp		3.875	08/01/25	216,330
500,000		Bank of America Corp		4.250	10/22/26	541,781
300,000		Bank of America Corp		3.248	10/21/27	311,889
125,000		Bank of America Corp		3.419	12/20/28	130,427
275,000		Bank of America Corp		3.974	02/07/30	301,057
450,000		Bank of America Corp		3.194	07/23/30	464,365
200,000		Barclays plc		4.338	05/16/24	208,935
200,000	g	BNG Bank NV		2.625	02/27/24	207,909
175,000		Capital One Bank USA NA		2.650	08/08/22	177,016
360,000		Capital One Bank USA NA		3.375	02/15/23	371,001
750,000		Citigroup, Inc		3.200	10/21/26	774,284
175,000		Citigroup, Inc		4.300	11/20/26	188,304
200,000		Citigroup, Inc		3.668	07/24/28	211,685
200,000		Citigroup, Inc		5.000	03/12/68	202,440
100,000		Citizens Bank NA		2.650	05/26/22	101,206
250,000	g	Cooperatieve Rabobank UA		2.625	07/22/24	253,100
250,000		Cooperatieve Rabobank UA		3.750	07/21/26	259,393
150,000	g	Credit Agricole S.A.		3.250	10/04/24	154,422
125,000		Discover Bank		3.200	08/09/21	126,900
150,000		Discover Bank		2.450	09/12/24	149,593
150,000		Discover Bank		3.450	07/27/26	154,700
100,000		HSBC Holdings plc		3.262	03/13/23	101,735
200,000		HSBC Holdings plc		3.033	11/22/23	202,963
350,000		HSBC Holdings plc		4.292	09/12/26	375,717
200,000		HSBC Holdings plc		4.375	11/23/26	214,474
200,000		HSBC Holdings plc		4.041	03/13/28	212,288
250,000		Huntington National Bank		2.500	08/07/22	252,578
200,000	g	ING Groep NV		4.625	01/06/26	221,242

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 200,000		JPMorgan Chase & Co		2.776%	04/25/23	$202,870
150,000		JPMorgan Chase & Co		2.700	05/18/23	152,573
250,000		JPMorgan Chase & Co		3.200	06/15/26	259,815
175,000		JPMorgan Chase & Co		2.950	10/01/26	179,631
500,000		JPMorgan Chase & Co		3.702	05/06/30	536,346
425,000		JPMorgan Chase & Co		2.739	10/15/30	422,406
100,000		JPMorgan Chase & Co		3.882	07/24/38	109,813
80,000		KeyBank NA		2.500	12/15/19	80,044
200,000		Mitsubishi UFJ Financial Group, Inc		3.195	07/18/29	207,054
200,000		Mitsubishi UFJ Financial Group, Inc		3.751	07/18/39	215,466
125,000		MUFG Americas Holdings Corp		3.500	06/18/22	128,827
200,000		Royal Bank of Canada		2.550	07/16/24	202,744
200,000		Santander Holdings USA, Inc		3.400	01/18/23	204,674
300,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	301,505
150,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	150,106
200,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24	202,272
100,000		SunTrust Bank		2.750	05/01/23	101,777
100,000		SunTrust Bank		4.050	11/03/25	109,291
250,000		Toronto-Dominion Bank		1.850	09/11/20	249,800
100,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	103,302
200,000	g	UBS AG.		2.450	12/01/20	200,716
200,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.739	04/23/21	200,478
150,000		Westpac Banking Corp		4.322	11/23/31	158,600

		TOTAL BANKS				12,819,674

CAPITAL GOODS - 1.2%
50,000		Anixter, Inc		6.000	12/01/25	55,250
10,000	g,h	Beacon Roofing Supply, Inc		4.500	11/15/26	10,075
200,000	g	BOC Aviation Ltd		3.000	09/11/29	197,401
150,000		General Electric Co		4.125	10/09/42	151,415
100,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	106,480
100,000		Lam Research Corp		4.000	03/15/29	110,304
150,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	150,242
200,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	208,777
175,000		Northrop Grumman Corp		3.250	01/15/28	183,702
100,000		Northrop Grumman Corp		4.030	10/15/47	113,360
300,000		Parker-Hannifin Corp		3.250	06/14/29	312,574
125,000	g	Rolls-Royce plc		2.375	10/14/20	125,139
100,000	g	Rolls-Royce plc		3.625	10/14/25	104,128
125,000		Roper Technologies, Inc		3.800	12/15/26	133,640
100,000		Textron, Inc		3.875	03/01/25	105,570
250,000		United Technologies Corp		4.125	11/16/28	282,911

		TOTAL CAPITAL GOODS				2,350,968

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
50,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	52,065
350,000		Republic Services, Inc		3.550	06/01/22	362,380
290,000		Republic Services, Inc		2.900	07/01/26	298,430
75,000		United Rentals North America, Inc		5.500	07/15/25	78,037
100,000		Waste Management, Inc		2.950	06/15/24	103,401
175,000		Waste Management, Inc		3.150	11/15/27	184,211
125,000		Waste Management, Inc		3.450	06/15/29	134,820
50,000		Waste Management, Inc		4.100	03/01/45	57,382
100,000		Waste Management, Inc		4.150	07/15/49	116,901

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,387,627

CONSUMER DURABLES & APPAREL - 0.1%
200,000		Newell Rubbermaid, Inc		5.500	04/01/46	214,422

		TOTAL CONSUMER DURABLES & APPAREL				214,422

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.3%
$ 500,000		Anheuser-Busch Cos LLC		3.650%	02/01/26	$535,737
60,000		Boyd Gaming Corp		6.000	08/15/26	63,294
60,000	g	International Game Technology		6.250	01/15/27	66,675
70,000		Speedway Motorsports, Inc		5.125	02/01/23	71,050

		TOTAL CONSUMER SERVICES				736,756

DIVERSIFIED FINANCIALS - 3.0%
150,000		AerCap Ireland Capital DAC		3.650	07/21/27	152,830
100,000		Ameriprise Financial, Inc		3.000	03/22/22	101,857
100,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.432%	3.803	12/15/32	103,713
125,000		Berkshire Hathaway, Inc		3.125	03/15/26	132,072
75,000	g	BPCE S.A.		4.000	09/12/23	79,002
200,000	g	Credit Suisse Group AG.		2.997	12/14/23	201,893
200,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	208,840
150,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	157,627
175,000		Deutsche Bank AG.		3.950	02/27/23	177,527
150,000		Ford Motor Credit Co LLC		3.096	05/04/23	147,233
200,000		GE Capital International Funding Co		3.373	11/15/25	204,064
100,000		General Motors Financial Co, Inc		5.650	01/17/29	110,271
300,000		Goldman Sachs Group, Inc		3.500	01/23/25	312,999
400,000		Goldman Sachs Group, Inc		3.691	06/05/28	419,943
100,000		Goldman Sachs Group, Inc		3.814	04/23/29	106,017
100,000		Goldman Sachs Group, Inc		4.017	10/31/38	107,589
125,000		Goldman Sachs Group, Inc		4.800	07/08/44	149,657
100,000		Icahn Enterprises LP		6.250	02/01/22	102,600
250,000	g	ICICI Bank Ltd		3.800	12/14/27	258,211
100,000		International Lease Finance Corp		5.875	08/15/22	109,565
150,000		Morgan Stanley		3.125	01/23/23	153,872
250,000		Morgan Stanley		3.737	04/24/24	261,078
200,000		Morgan Stanley		2.720	07/22/25	202,308
700,000		Morgan Stanley		3.125	07/27/26	720,918
200,000	g,i	Swiss Re Finance Luxembourg SA	DGS5 + 3.582%	5.000	04/02/49	220,792
150,000		Synchrony Financial		4.250	08/15/24	158,261
125,000		TD Ameritrade Holding Corp		3.300	04/01/27	131,294
200,000	g	UBS Group Funding Switzerland AG.		2.859	08/15/23	202,218
175,000		Unilever Capital Corp		2.900	05/05/27	182,945
200,000	g,i	United Overseas Bank Ltd	DGS5 + 1.500%	3.750	04/15/29	207,453
150,000		Wells Fargo & Co		3.750	01/24/24	158,857
100,000		Wells Fargo & Co		3.550	09/29/25	105,794
300,000		Wells Fargo & Co		3.000	04/22/26	307,668

		TOTAL DIVERSIFIED FINANCIALS				6,356,968

ENERGY - 3.4%
50,000	g	Antero Midstream Partners LP		5.750	03/01/27	41,624
100,000	g	APT Pipelines Ltd		4.250	07/15/27	107,544
100,000		BP Capital Markets America, Inc		2.520	09/19/22	101,207
300,000		BP Capital Markets America, Inc		3.796	09/21/25	324,167
125,000		BP Capital Markets plc		3.279	09/19/27	131,591
125,000		Cenovus Energy, Inc		4.250	04/15/27	130,334
100,000		Cheniere Energy Partners LP		5.625	10/01/26	106,115
100,000		Cimarex Energy Co		3.900	05/15/27	101,836
50,000		Ecopetrol S.A.		5.875	09/18/23	55,675
60,000		Ecopetrol S.A.		5.875	05/28/45	70,476
100,000		Energy Transfer Operating LP		5.250	04/15/29	112,808
100,000		Energy Transfer Operating LP		6.250	04/15/49	121,416
150,000		Energy Transfer Partners LP		4.750	01/15/26	162,622
150,000		Energy Transfer Partners LP		4.950	06/15/28	164,887
100,000		Enterprise Products Operating LLC		3.700	02/15/26	106,306
100,000		Enterprise Products Operating LLC		3.125	07/31/29	102,270
100,000		Enterprise Products Operating LLC		4.250	02/15/48	107,584
100,000		Enterprise Products Operating LLC		4.200	01/31/50	106,929
75,000		Exterran Partners LP		6.000	10/01/22	75,844
150,000		Marathon Oil Corp		2.700	06/01/20	150,293

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		Marathon Petroleum Corp	3.800%	04/01/28	$78,187
225,000		MPLX LP	4.000	03/15/28	234,608
225,000		MPLX LP	4.500	04/15/38	233,344
125,000		MPLX LP	4.700	04/15/48	130,568
150,000		Noble Energy, Inc	3.850	01/15/28	155,698
150,000		Noble Energy, Inc	5.050	11/15/44	163,724
200,000		Occidental Petroleum Corp	3.500	08/15/29	203,069
200,000		Occidental Petroleum Corp	4.300	08/15/39	205,292
100,000		ONEOK, Inc	4.000	07/13/27	104,671
225,000		ONEOK, Inc	4.350	03/15/29	240,748
350,000		ONEOK, Inc	3.400	09/01/29	346,387
200,000	g	Pertamina Persero PT	3.650	07/30/29	205,936
100,000		Petrobras Global Finance BV	5.999	01/27/28	111,200
50,000		Petrobras Global Finance BV	7.250	03/17/44	59,850
100,000		Petroleos Mexicanos	6.500	03/13/27	104,100
50,000		Petroleos Mexicanos	5.350	02/12/28	47,781
141,900	g,h	Petroleos Mexicanos	6.840	01/23/30	146,753
175,000		Phillips 66 Partners LP	3.550	10/01/26	180,498
200,000		Phillips 66 Partners LP	3.150	12/15/29	196,815
250,000	g	Reliance Industries Ltd	3.667	11/30/27	261,052
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	185,527
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	129,404
25,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	27,274
25,000		Targa Resources Partners LP	5.875	04/15/26	26,406
25,000	g	Targa Resources Partners LP	6.500	07/15/27	27,277
350,000		TransCanada PipeLines Ltd	4.250	05/15/28	386,989
40,000		USA Compression Partners LP	6.875	04/01/26	41,500
25,000	g	USA Compression Partners LP	6.875	09/01/27	25,812
25,000		Vale Overseas Ltd	6.875	11/21/36	31,675
75,000		Williams Partners LP	3.750	06/15/27	77,584
75,000		Williams Partners LP	4.900	01/15/45	79,305

		TOTAL ENERGY			6,830,562

FOOD & STAPLES RETAILING - 1.5%
100,000		Albertsons Cos LLC	6.625	06/15/24	104,750
400,000		CVS Health Corp	2.625	08/15/24	401,381
275,000		CVS Health Corp	2.875	06/01/26	275,337
300,000		CVS Health Corp	4.300	03/25/28	324,484
150,000		CVS Health Corp	3.250	08/15/29	150,821
400,000		CVS Health Corp	4.780	03/25/38	440,961
200,000		CVS Health Corp	5.050	03/25/48	227,446
140,000		Ingles Markets, Inc	5.750	06/15/23	142,975
100,000		Kroger Co	3.700	08/01/27	105,683
50,000		Kroger Co	4.450	02/01/47	51,612
450,000		Walmart, Inc	3.700	06/26/28	499,184
200,000		Walmart, Inc	2.375	09/24/29	201,518
125,000		Walmart, Inc	3.950	06/28/38	145,805

		TOTAL FOOD & STAPLES RETAILING			3,071,957

FOOD, BEVERAGE & TOBACCO - 1.3%
75,000		Altria Group, Inc	4.800	02/14/29	82,247
100,000		Altria Group, Inc	5.950	02/14/49	117,640
123,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	124,163
135,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	140,339
125,000		Anheuser-Busch InBev Worldwide, Inc	4.150	01/23/25	136,568
300,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	349,352
100,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	126,519
200,000	g	BRF S.A.	4.875	01/24/30	197,500
25,000		ConAgra Brands, Inc	4.850	11/01/28	28,344
100,000		Constellation Brands, Inc	4.400	11/15/25	110,576
200,000		Constellation Brands, Inc	3.600	02/15/28	211,203
100,000		Diageo Capital plc	2.125	10/24/24	99,971
200,000		Diageo Capital plc	3.875	05/18/28	223,087
100,000		Diageo Capital plc	2.375	10/24/29	99,096
100,000		Kellogg Co	3.400	11/15/27	104,873
125,000	g	Kraft Heinz Foods Co	3.750	04/01/30	126,199
100,000		Tyson Foods, Inc	3.900	09/28/23	105,965

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Tyson Foods, Inc	3.550%	06/02/27	$105,983
100,000		Tyson Foods, Inc	5.100	09/28/48	121,408

		TOTAL FOOD, BEVERAGE & TOBACCO			2,611,033

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
163,000		Becton Dickinson & Co	3.700	06/06/27	172,698
100,000		Boston Scientific Corp	4.000	03/01/29	110,557
200,000		Children’s Hospital Medic	4.268	05/15/44	239,414
100,000		Covidien International Finance S.A.	3.200	06/15/22	102,970
250,000		Dartmouth-Hitchcock Health	4.178	08/01/48	294,932
160,000		HCA, Inc	5.625	09/01/28	178,288
20,000		HCA, Inc	5.875	02/01/29	22,375
100,000		HCA, Inc	5.500	06/15/47	113,056
12,000		Medtronic, Inc	4.625	03/15/45	15,401
500,000	g	SBA Tower Trust	2.836	01/15/25	500,665
175,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	180,285
100,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	104,200
55,000		Zimmer Holdings, Inc	3.550	04/01/25	57,751

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,092,592

INSURANCE - 1.8%
100,000		ACE INA Holdings, Inc	2.875	11/03/22	102,508
100,000		American Financial Group, Inc	3.500	08/15/26	102,727
200,000		American International Group, Inc	3.900	04/01/26	212,992
175,000		Aon plc	3.500	06/14/24	184,617
100,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	118,540
100,000		CNA Financial Corp	3.950	05/15/24	107,330
100,000		CNA Financial Corp	3.450	08/15/27	103,674
100,000		CNA Financial Corp	3.900	05/01/29	108,069
100,000		Hartford Financial Services Group, Inc	2.800	08/19/29	99,680
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	111,088
100,000		Hartford Financial Services Group, Inc	3.600	08/19/49	100,638
100,000		Humana, Inc	3.950	03/15/27	106,206
100,000	g	Liberty Mutual Group, Inc	4.500	06/15/49	111,101
100,000		Lincoln National Corp	3.800	03/01/28	105,754
100,000		MetLife, Inc	3.600	11/13/25	108,007
100,000		Principal Financial Group, Inc	3.700	05/15/29	107,785
100,000	g	Prudential Funding LLC	6.750	09/15/23	115,353
200,000		Reinsurance Group of America, Inc	3.900	05/15/29	212,852
100,000		Verisk Analytics, Inc	4.125	03/15/29	110,205
500,000	g,i	Vitality Re IV Ltd	3.560	01/08/21	499,550
500,000	g,i	Vitality Re IX Ltd	3.407	01/10/22	499,750
250,000	g,i	Vitality Re X Ltd	3.557	01/10/23	250,400
25,000		WR Berkley Corp	5.375	09/15/20	25,728

		TOTAL INSURANCE			3,604,554

MATERIALS - 1.2%
100,000		3M Co	3.250	08/26/49	100,374
100,000		ArcelorMittal	6.250	02/25/22	108,174
200,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	207,752
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	210,608
100,000	g	CRH America Finance, Inc	3.400	05/09/27	103,306
55,000		DowDuPont, Inc	4.725	11/15/28	62,968
125,000		DowDuPont, Inc	5.319	11/15/38	152,597
200,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	200,750
250,000		International Paper Co	4.350	08/15/48	259,472
100,000	g	James Hardie International Finance DAC	4.750	01/15/25	103,000
100,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	105,340
100,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	109,884
100,000		Nutrien Ltd	3.375	03/15/25	103,617
60,000	g	OCI NV	6.625	04/15/23	62,771
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	84,900
100,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	107,439
200,000	g	SABIC Capital II BV	4.000	10/10/23	210,239
100,000		Westlake Chemical Corp	3.600	08/15/26	103,269

		TOTAL MATERIALS			2,396,460

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA & ENTERTAINMENT - 1.7%
$ 25,000		CBS Corp	2.900%	06/01/23	$25,347
100,000		CBS Corp	3.375	02/15/28	102,399
75,000		Charter Communications Operating LLC	3.579	07/23/20	75,671
175,000		Charter Communications Operating LLC	4.908	07/23/25	192,321
150,000		Charter Communications Operating LLC	3.750	02/15/28	153,933
100,000		Charter Communications Operating LLC	5.375	05/01/47	108,819
50,000		Charter Communications Operating LLC	5.125	07/01/49	53,266
100,000		Comcast Corp	3.700	04/15/24	106,622
200,000		Comcast Corp	3.950	10/15/25	217,760
300,000		Comcast Corp	2.350	01/15/27	298,602
150,000		Comcast Corp	3.150	02/15/28	156,388
150,000		Comcast Corp	4.150	10/15/28	168,303
300,000		Comcast Corp	3.200	07/15/36	307,678
50,000	g	Diamond Sports Group LLC	6.625	08/15/27	51,803
100,000		Discovery Communications LLC	2.950	03/20/23	101,610
100,000		Discovery Communications LLC	4.125	05/15/29	105,344
100,000	g	Gray Escrow, Inc	7.000	05/15/27	109,870
35,000		Grupo Televisa SAB	6.625	01/15/40	43,778
100,000	h	LYB International Finance III LLC	4.200	10/15/49	98,994
40,000		Meredith, Corp	6.875	02/01/26	40,650
50,000	g	Nielsen Finance LLC	5.000	04/15/22	50,140
80,000	g	Tegna, Inc	5.500	09/15/24	82,400
75,000		Time Warner Cable LLC	5.875	11/15/40	83,921
50,000		Viacom, Inc	5.850	09/01/43	61,493
500,000	g	Walt Disney Co	3.000	09/15/22	515,814
100,000		Walt Disney Co	2.000	09/01/29	97,382

		TOTAL MEDIA & ENTERTAINMENT			3,410,308

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
100,000		Abbott Laboratories	3.875	09/15/25	108,764
227,000		Abbott Laboratories	3.750	11/30/26	247,349
100,000		Abbott Laboratories	5.300	05/27/40	128,330
100,000		AbbVie, Inc	2.850	05/14/23	101,736
150,000		AbbVie, Inc	3.200	05/14/26	152,742
200,000		AbbVie, Inc	4.250	11/14/28	217,183
125,000		AbbVie, Inc	4.400	11/06/42	128,996
50,000		AbbVie, Inc	4.450	05/14/46	51,823
100,000		AstraZeneca plc	3.125	06/12/27	104,050
250,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	267,304
100,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	116,447
75,000		Celgene Corp	3.875	08/15/25	80,965
275,000		Celgene Corp	3.450	11/15/27	291,915
150,000		Johnson & Johnson	2.900	01/15/28	157,797
100,000		Johnson & Johnson	3.400	01/15/38	108,165
175,000		Novartis Capital Corp	3.000	11/20/25	184,223
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	105,000
21,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	21,262

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,574,051

REAL ESTATE - 2.3%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	107,081
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	107,848
100,000		American Tower Corp	3.000	06/15/23	102,295
100,000		American Tower Corp	2.950	01/15/25	102,168
50,000		American Tower Corp	3.375	10/15/26	52,059
150,000		American Tower Corp	3.800	08/15/29	160,135
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	157,793
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	209,167
160,000		Brixmor Operating Partnership LP	4.125	06/15/26	169,722
75,000		Brixmor Operating Partnership LP	3.900	03/15/27	78,637
100,000		Camden Property Trust	3.150	07/01/29	104,075
110,000		Crown Castle International Corp	4.875	04/15/22	116,941
50,000		Crown Castle International Corp	3.700	06/15/26	52,984
87,000		DDR Corp	3.625	02/01/25	89,376

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Digital Realty Trust LP	3.700%	08/15/27	$52,478
100,000		Duke Realty LP	3.250	06/30/26	103,516
100,000		Equity One, Inc	3.750	11/15/22	104,126
75,000		Essex Portfolio LP	3.375	01/15/23	77,325
100,000		Essex Portfolio LP	3.000	01/15/30	100,894
100,000		HCP, Inc	3.500	07/15/29	103,927
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	103,275
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	183,002
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	103,373
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	128,861
100,000		Highwoods Realty LP	3.875	03/01/27	104,779
50,000		iStar, Inc	4.750	10/01/24	50,812
100,000		Liberty Property LP	4.375	02/01/29	111,754
100,000		Mid-America Apartments LP	4.300	10/15/23	106,830
125,000		Mid-America Apartments LP	3.750	06/15/24	131,420
100,000		Mid-America Apartments LP	3.600	06/01/27	105,795
50,000		National Retail Properties, Inc	3.800	10/15/22	51,913
100,000		National Retail Properties, Inc	3.300	04/15/23	102,759
100,000		National Retail Properties, Inc	4.000	11/15/25	107,190
150,000		Regency Centers LP	3.900	11/01/25	159,631
200,000		Regency Centers LP	3.600	02/01/27	210,044
100,000		Regency Centers LP	2.950	09/15/29	99,793
100,000		Ventas Realty LP	3.000	01/15/30	99,271
50,000		Weingarten Realty Investors	3.375	10/15/22	51,193
100,000		Weingarten Realty Investors	3.500	04/15/23	102,684
100,000		Weingarten Realty Investors	4.450	01/15/24	106,210
100,000		Weingarten Realty Investors	3.850	06/01/25	103,903
100,000		Weingarten Realty Investors	3.250	08/15/26	100,577

		TOTAL REAL ESTATE			4,577,616

RETAILING - 0.2%
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	25,875
50,000		AutoNation, Inc	3.800	11/15/27	50,550
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	133,053
125,000		Target Corp	3.625	04/15/46	137,322

		TOTAL RETAILING			346,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
300,000		Intel Corp	2.875	05/11/24	311,774
70,000		Intel Corp	2.600	05/19/26	71,968
25,000		Intel Corp	3.734	12/08/47	27,939
100,000	g	NXP BV	3.875	06/18/26	105,157
100,000		Texas Instruments, Inc	2.625	05/15/24	102,787
25,000		Texas Instruments, Inc	4.150	05/15/48	30,660

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			650,285

SOFTWARE & SERVICES - 1.2%
100,000		Fidelity National Information Services, Inc	3.750	05/21/29	108,505
250,000		Fiserv, Inc	2.750	07/01/24	254,275
250,000		Fiserv, Inc	3.500	07/01/29	263,081
100,000		IHS Markit Ltd	4.125	08/01/23	105,230
100,000		IHS Markit Ltd	4.250	05/01/29	107,668
500,000		International Business Machines Corp	3.500	05/15/29	536,827
400,000		Microsoft Corp	2.400	08/08/26	408,057
100,000		Microsoft Corp	4.100	02/06/37	118,607
110,000		Microsoft Corp	3.700	08/08/46	126,072
125,000		Oracle Corp	2.500	05/15/22	126,580
175,000		Oracle Corp	2.650	07/15/26	178,624
100,000		salesforce.com, Inc	3.700	04/11/28	109,784

		TOTAL SOFTWARE & SERVICES			2,443,310

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
200,000		Amphenol Corp	2.800	02/15/30	194,540
275,000		Apple, Inc	2.450	08/04/26	279,108
400,000		Apple, Inc	2.050	09/11/26	395,234
75,000		Broadcom Corp	3.875	01/15/27	75,388
250,000		Cisco Systems, Inc	1.850	09/20/21	249,912

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Corning, Inc	4.375%	11/15/57	$103,052
225,000	g	Dell International LLC	4.420	06/15/21	231,992
100,000	g	Dell International LLC	5.300	10/01/29	108,809
200,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	210,280
100,000	g	L3Harris Technologies, Inc	3.850	06/15/23	105,343

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,953,658

TELECOMMUNICATION SERVICES - 2.2%
250,000		AT&T, Inc	3.400	05/15/25	261,043
175,000		AT&T, Inc	3.600	07/15/25	184,286
100,000		AT&T, Inc	3.800	02/15/27	105,962
550,000		AT&T, Inc	4.350	03/01/29	607,823
300,000		AT&T, Inc	4.300	02/15/30	330,166
150,000		AT&T, Inc	4.500	05/15/35	164,653
100,000		AT&T, Inc	4.500	03/09/48	107,497
200,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	211,000
50,000		Deutsche Telekom International Finance BV	8.750	06/15/30	73,842
100,000		Global Payments, Inc	2.650	02/15/25	100,425
175,000		Global Payments, Inc	3.200	08/15/29	177,253
200,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	218,583
50,000		Orange S.A.	5.375	01/13/42	64,212
200,000	g	Oztel Holdings SPC Ltd	6.625	04/24/28	201,371
100,000		Telefonica Emisiones SAU	4.103	03/08/27	109,170
50,000		T-Mobile USA, Inc	6.375	03/01/25	51,798
14,000		Verizon Communications, Inc	3.376	02/15/25	14,787
533,000		Verizon Communications, Inc	4.329	09/21/28	604,590
100,000		Verizon Communications, Inc	3.875	02/08/29	109,824
86,000		Verizon Communications, Inc	4.016	12/03/29	95,615
258,000		Verizon Communications, Inc	4.272	01/15/36	290,571
100,000		Verizon Communications, Inc	4.522	09/15/48	118,089
150,000		Vodafone Group plc	4.375	05/30/28	165,700

		TOTAL TELECOMMUNICATION SERVICES			4,368,260

TRANSPORTATION - 1.1%
150,000		Boeing Co	2.950	02/01/30	154,513
100,000		CSX Corp	3.800	03/01/28	108,981
100,000		CSX Corp	4.250	03/15/29	112,965
175,000		CSX Corp	2.400	02/15/30	171,028
100,000		CSX Corp	3.800	11/01/46	104,992
200,000		CSX Corp	4.300	03/01/48	224,638
125,000		CSX Corp	3.350	09/15/49	122,209
200,000		Delta Air Lines, Inc	3.625	03/15/22	205,455
125,000		Delta Air Lines, Inc	3.800	04/19/23	129,640
400,000		FedEx Corp	3.100	08/05/29	397,633
200,000		Kansas City Southern	2.350	05/15/20	200,069
100,000		Union Pacific Corp	3.950	09/10/28	110,405
125,000		Union Pacific Corp	4.500	09/10/48	148,711

		TOTAL TRANSPORTATION			2,191,239

UTILITIES - 1.9%
100,000		AEP Transmission Co LLC	3.100	12/01/26	104,578
100,000		AEP Transmission Co LLC	4.000	12/01/46	112,996
100,000		American Water Capital Corp	3.000	12/01/26	101,454
100,000		American Water Capital Corp	4.000	12/01/46	110,030
150,000		American Water Capital Corp	3.750	09/01/47	160,619
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	135,026
100,000		Baltimore Gas & Electric Co	3.200	09/15/49	98,623
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28	52,714
200,000		Black Hills Corp	4.250	11/30/23	212,797
100,000		Black Hills Corp	3.150	01/15/27	101,386
175,000		Exelon Generation Co LLC	3.400	03/15/22	179,449
100,000		Florida Power & Light Co	3.990	03/01/49	116,810
100,000		Florida Power & Light Co	3.150	10/01/49	101,491
100,000		Indiana Michigan Power Co	3.750	07/01/47	108,636
200,000	g	Israel Electric Corp Ltd	4.250	08/14/28	216,776
125,000		MidAmerican Energy Co	3.650	08/01/48	136,341

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 200,000	g	Minejesa Capital BV		4.625%	08/10/30	$205,575
100,000		Northern States Power Co		2.900	03/01/50	96,756
50,000		NRG Energy, Inc		5.750	01/15/28	53,750
125,000		Ohio Power Co		4.150	04/01/48	147,215
125,000		Ohio Power Co		4.000	06/01/49	142,258
100,000		ONE Gas, Inc		3.610	02/01/24	105,307
100,000		PECO Energy Co		3.000	09/15/49	97,822
200,000	g	Perusahaan Listrik Negara PT		3.875	07/17/29	206,993
175,000		PSEG Power LLC		3.850	06/01/23	185,059
125,000		Public Service Co of Colorado		3.200	03/01/50	127,122
100,000		Public Service Electric & Gas Co		3.200	08/01/49	102,242
150,000		Southwest Gas Corp		3.700	04/01/28	161,797
55,000		Virginia Electric & Power Co		2.950	01/15/22	55,879
75,000		Virginia Electric & Power Co		2.950	11/15/26	77,405
50,000		Virginia Electric & Power Co		3.500	03/15/27	53,503

		TOTAL UTILITIES				3,868,409

		TOTAL CORPORATE BONDS				71,465,300

		(Cost $67,714,179)

GOVERNMENT BONDS - 42.7%

AGENCY SECURITIES - 0.2%
400,000		Private Export Funding Corp (PEFCO)		2.250	03/15/20	400,196

		TOTAL AGENCY SECURITIES				400,196

FOREIGN GOVERNMENT BONDS - 2.4%
150,000	†	Argentina Republic Government International Bond		5.625	01/26/22	64,501
200,000	g	Bermuda Government International Bond		3.717	01/25/27	209,752
250,000	g	Bermuda Government International Bond		4.750	02/15/29	283,125
150,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	07/28/20	149,944
200,000		Colombia Government International Bond		5.000	06/15/45	234,302
200,000	g	Costa Rica Government International Bond		5.625	04/30/43	173,752
225,000	g	Ecuador Government International Bond		9.650	12/13/26	235,971
200,000	g	Egypt Government International Bond		5.577	02/21/23	204,153
100,000		European Investment Bank		4.875	02/15/36	138,693
250,000	g	Guatemala Government International Bond		4.500	05/03/26	257,450
200,000		Japan Bank for International Cooperation		2.375	04/20/26	205,221
100,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	104,424
250,000	g	Korea Housing Finance Corp		2.000	10/11/21	248,697
1,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	1,008,544
200,000		Mexico Government International Bond		3.600	01/30/25	207,700
250,000		Mexico Government International Bond		4.150	03/28/27	264,878
32,000		Mexico Government International Bond		6.050	01/11/40	40,280
160,000	g	Panama Notas del		3.750	04/17/26	168,800
150,000	†,g	Provincia de Buenos Aires		7.875	06/15/27	54,000
200,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	112,002
300,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	314,353
200,000	g	Zambia Government International Bond		8.500	04/14/24	142,067

		TOTAL FOREIGN GOVERNMENT BONDS				4,822,609

MORTGAGE BACKED - 20.3%
174,947		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	182,584
395,780	i	FHLMC	LIBOR 1 M + 0.300%	2.328	06/15/48	392,837
247,362	i	FHLMC	LIBOR 1 M + 9.920%	6.676	06/15/48	300,505
370,873	i	FHLMC	LIBOR 1 M + 9.840%	6.596	10/15/48	439,618
540,997	h	FHLMC		3.500	09/01/47	559,219
35,257		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	06/01/36	38,956
12,037		FGLMC		5.000	07/01/39	13,310
279,690		FGLMC		3.500	04/01/45	295,472
822,032		FGLMC		3.500	08/01/45	870,701

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 1,136,374		FGLMC		3.500%	10/01/45	$1,197,342
360,696		FGLMC		4.000	12/01/45	385,428
393,496		FGLMC		3.500	08/01/46	414,843
2,190,534		FGLMC		3.000	01/01/47	2,245,496
1,383,890		FGLMC		3.000	02/01/47	1,416,974
84,920		FGLMC		3.500	02/01/47	88,063
19,221		FGLMC		4.500	06/01/47	20,752
546,719		FGLMC		4.000	09/01/47	582,425
218,359		FGLMC		3.500	12/01/47	230,064
692,970		FGLMC		3.500	03/01/48	728,706
208,575		FGLMC		4.000	03/01/48	222,804
178,654		FGLMC		4.000	07/01/48	190,597
243,073		FGLMC		4.500	08/01/48	262,971
14,662		Federal National Mortgage Association (FNMA)		6.000	08/01/21	15,001
183,468		FNMA		3.500	06/01/32	191,948
164,832		FNMA		5.000	05/01/35	181,975
7,140		FNMA		7.500	07/01/35	7,163
181,553		FNMA		5.000	02/01/36	200,524
373,523		FNMA		5.000	09/01/40	412,837
194,657	i	FNMA	LIBOR 1 M + 5.950%	3.932	09/25/43	35,263
77,294		FNMA		4.000	01/01/44	82,592
58,975		FNMA		4.500	03/01/44	63,959
314,880		FNMA		4.500	10/01/44	340,007
633,518		FNMA		4.500	11/01/44	683,942
183,005		FNMA		5.000	11/01/44	201,916
64,331		FNMA		4.000	01/01/45	68,481
406,884		FNMA		3.000	02/25/45	424,245
72,901		FNMA		3.000	02/25/45	74,312
212,443		FNMA		4.000	06/01/45	226,928
175,790		FNMA		4.000	12/01/45	187,673
1,307,546		FNMA		3.000	12/25/45	1,346,837
699,157		FNMA		3.500	01/01/46	736,240
448,454		FNMA		4.000	01/01/46	478,928
28,065		FNMA		4.000	03/01/46	29,951
262,633	h	FNMA		3.500	07/01/46	276,354
331,795		FNMA		3.000	10/01/46	334,871
572,567		FNMA		3.000	11/01/46	586,581
807,668		FNMA		3.500	12/01/46	839,302
724,359		FNMA		3.500	01/01/47	749,918
116,325		FNMA		3.000	04/25/47	119,968
56,196		FNMA		3.500	08/01/47	58,508
37,513		FNMA		3.000	11/01/47	37,860
70,687		FNMA		3.000	11/01/47	71,339
313,231		FNMA		3.500	11/01/47	330,685
572,522		FNMA		4.000	12/01/47	611,380
122,372		FNMA		3.500	01/01/48	128,492
217,528		FNMA		4.500	01/01/48	235,269
198,279		FNMA		4.500	02/01/48	214,409
1,002,240		FNMA		3.000	02/25/48	1,040,422
188,107		FNMA		4.000	03/01/48	200,829
888,961		FNMA		4.500	03/01/48	961,277
2,937,934		FNMA		4.000	04/01/48	3,071,583
175,798		FNMA		4.500	05/01/48	190,100
130,083		FNMA		4.500	05/01/48	140,666
420,883		FNMA		5.000	06/01/48	451,373
335,141		FNMA		4.500	07/01/48	353,389
821,467		FNMA		4.000	08/01/48	852,554
162,239		FNMA		4.500	08/01/48	170,652
237,435		FNMA		5.000	08/01/48	261,104
88,732		FNMA		4.000	09/01/48	92,349
1,000,000	h	FNMA		3.500	10/25/48	1,025,937
3,145,957		FNMA		3.000	11/01/48	3,210,494
393,896		FNMA		4.500	11/01/48	415,658
277,511		FNMA		3.000	11/25/48	39,168
426,503	h	FNMA		4.000	12/01/48	443,324
715,973		FNMA		4.500	12/01/48	753,710
120,144		FNMA		5.000	06/01/49	129,014
109,701		FNMA		3.000	08/01/49	113,133
250,000	h	FNMA		4.000	10/01/49	259,945

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 4,489		Government National Mortgage Association (GNMA)	5.000%	03/15/34	$4,803
49,053		GNMA	5.000	06/15/34	52,651
5,632		GNMA	5.000	04/15/38	6,331
15,136		GNMA	4.500	04/15/40	16,361
323,694		GNMA	4.000	06/20/46	42,867
136,713		GNMA	3.000	09/20/47	140,825
587,588		GNMA	3.000	12/20/47	603,873
1,228,812		GNMA	3.500	12/20/47	1,276,375
245,680		GNMA	3.000	01/20/48	252,487
1,304,483		GNMA	3.500	01/20/48	1,354,425
344,559		GNMA	3.500	01/20/49	364,137
970,114		GNMA	4.000	07/20/49	1,011,714

		TOTAL MORTGAGE BACKED			40,968,855

MUNICIPAL BONDS - 3.8%
200,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	209,806
200,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	219,864
100,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	101,897
100,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	102,863
100,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	103,505
100,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	104,240
300,000		City of New York NY	3.430	12/01/24	321,336
270,000		Commonwealth Financing Authority	3.864	06/01/38	300,145
500,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	521,700
415,000		Denver City & County School District No	4.242	12/15/37	472,946
300,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	302,070
300,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	335,301
335,000		Michigan Finance Authority	2.862	09/01/49	341,271
350,000		Michigan Finance Authority	2.988	09/01/49	362,996
170,000		New York State Dormitory Authority	4.294	07/01/44	189,552
200,000		Public Finance Authority	4.269	07/01/40	227,252
1,400,000		State of Illinois	5.100	06/01/33	1,516,396
300,000		State of Oregon Department of Administrative Services	4.103	05/01/39	328,215
1,000,000		State of Texas	3.295	10/01/25	1,079,090
500,000		University of California	3.063	07/01/25	525,040

		TOTAL MUNICIPAL BONDS			7,665,485

U.S. TREASURY SECURITIES - 16.0%
175,000		United States Treasury Bond	3.500	02/15/39	219,358
1,000,000		United States Treasury Bond	3.125	11/15/41	1,192,578
2,935,700		United States Treasury Bond	3.000	11/15/45	3,465,273
290,000		United States Treasury Bond	2.500	05/15/46	312,566
1,865,000		United States Treasury Bond	2.875	11/15/46	2,159,612
765,000		United States Treasury Bond	3.000	05/15/47	907,182
1,060,000		United States Treasury Bond	3.125	05/15/48	1,289,432
1,976,000		United States Treasury Bond	3.375	11/15/48	2,519,709
1,017,240	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	1,030,303
100,000		United States Treasury Note	1.625	03/15/20	99,891
485,000		United States Treasury Note	2.500	05/31/20	486,932
850,000		United States Treasury Note	2.500	12/31/20	857,338
4,635,000		United States Treasury Note	2.500	01/31/21	4,678,815
1,440,000		United States Treasury Note	2.500	02/28/21	1,454,738
1,625,000		United States Treasury Note	2.250	03/31/21	1,636,934
3,790,000		United States Treasury Note	2.250	04/30/21	3,820,350
2,240,000		United States Treasury Note	1.500	09/15/22	2,235,887

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 75,000		United States Treasury Note		1.625%	05/31/23	$75,152
335,000		United States Treasury Note		2.875	09/30/23	351,868
650,000		United States Treasury Note		2.625	01/31/26	689,406
710,000		United States Treasury Note		2.375	04/30/26	743,475
465,000		United States Treasury Note		1.625	08/15/29	462,984
1,464,000		United States Treasury Note		2.875	05/15/49	1,708,877

		TOTAL U.S. TREASURY SECURITIES				32,398,660

		TOTAL GOVERNMENT BONDS				86,255,805

		(Cost $82,926,935)

STRUCTURED ASSETS - 18.3%

ASSET BACKED - 8.3%
500,000		AmeriCredit Automobile Receivables Trust		2.060	04/18/24	500,379
		Series - 2019 3 (Class A3)
18,196	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	18,074
		Series - 2004 HE5 (Class M1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	513,562
		Series - 2019 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC		3.700	03/20/23	204,537
		Series - 2019 1A (Class B)
500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	510,818
		Series - 2017 2A (Class A)
378,363	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	385,432
		Series - 2019 A (Class A)
961,471	g	Capital Automotive REIT		3.660	10/15/44	963,052
		Series - 2014 1A (Class A)
474,163	g	Capital Automotive REIT		3.870	04/15/47	478,616
		Series - 2017 1A (Class A1)
144,702	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.603	04/07/52	0
		Series - 2007 1A (Class A2)
10,248		Centex Home Equity		5.540	01/25/32	10,443
		Series - 2002 A (Class AF6)
500,000		CFCRE Commercial Mortgage Trust		3.644	12/10/54	530,068
		Series - 2016 C7 (Class ASB)
491,250	g	DB Master Finance LLC		3.629	11/20/47	503,060
		Series - 2017 1A (Class A2I)
124,688	g	DB Master Finance LLC		3.787	05/20/49	128,403
		Series - 2019 1A (Class A2I)
124,688	g	DB Master Finance LLC		4.352	05/20/49	131,726
		Series - 2019 1A (Class A23)
172,733	g	Diamond Resorts Owner Trust		3.700	01/21/31	176,162
		Series - 2018 1 (Class A)
246,205	g	Diamond Resorts Owner Trust		2.890	02/20/32	247,052
		Series - 2019 1A (Class A)
338,624	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	354,485
		Series - 2015 1A (Class A2II)
245,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	245,831
		Series - 2017 1A (Class A2II)
222,188	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	230,657
		Series - 2018 1A (Class A2I)
61,026	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	3.118	05/25/37	61,416
		Series - 2007 2 (Class A2C)
180,215	g	HERO Funding Trust		3.190	09/20/48	183,948
		Series - 2017 3A (Class A1)
180,215	g	HERO Funding Trust		3.950	09/20/48	188,493
		Series - 2017 3A (Class A2)
500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	512,655
		Series - 2018 1A (Class A)
250,000	g	Hertz Vehicle Financing II LP		3.420	05/25/25	258,156
		Series - 2019 2A (Class A)
392,698	g	Hilton Grand Vacations Trust		2.960	12/26/28	393,400
		Series - 2017 AA (Class B)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 247,158	g	Hilton Grand Vacations Trust		2.340%	07/25/33	$246,854
		Series - 2019 AA (Class A)
247,158	g	Hilton Grand Vacations Trust		2.840	07/25/33	246,834
		Series - 2019 AA (Class C)
10,497	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	10,549
		Series - 2003 1 (Class M1)
493,590	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	495,490
		Series - 2019 1 (Class A)
73,976	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	2.338	03/25/37	72,500
		Series - 2007 CH3 (Class A1B)
138,211	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.178	06/25/37	136,238
		Series - 2007 CH5 (Class A1)
500,000	g	MMAF Equipment Finance LLC		2.070	10/12/22	500,140
		Series - 2019 B (Class A2)
13,507	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 0.825%	2.843	08/25/34	13,481
		Series - 2004 HE6 (Class M1)
494,100	g	MVW Owner Trust		2.420	12/20/34	494,828
		Series - 2017 1A (Class A)
280,189	g	MVW Owner Trust		3.000	11/20/36	283,670
		Series - 2019 1A (Class B)
182,123	g	MVW Owner Trust		3.330	11/20/36	184,906
		Series - 2019 1A (Class C)
250,000	g	Navient Student Loan Trust		3.390	12/15/59	260,741
		Series - 2019 BA (Class A2A)
30,663	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	30,525
		Series - 2014 AA (Class B)
495,000	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	506,073
		Series - 2018 1A (Class A2I)
100,000	g	Progress Residential Trust		2.897	12/17/34	100,691
		Series - 2017 SFR2 (Class A)
100,000	g,h	Progress Residential Trust		2.937	11/17/36	101,302
		Series - 2019 SFR4 (Class B)
93,963	g	PRPM LLC (Step Bond)		3.967	04/25/24	94,915
		Series - 2019 2A (Class A1)
500,000	g,h	SERVPRO Master Issuer LLC		3.882	10/25/49	507,013
		Series - 2019 1A (Class A2)
475,000	g	Settlement Fee Finance LLC		3.840	11/01/49	475,000
		Series - 2019 1A (Class A)
384,123	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	386,858
		Series - 2017 1A (Class B)
185,241	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	187,727
		Series - 2019 1A (Class A)
185,241	g	Sierra Timeshare Receivables Funding LLC		3.770	01/20/36	188,468
		Series - 2019 1A (Class C)
206,639	g	Sierra Timeshare Receivables Funding LLC		3.120	05/20/36	207,520
		Series - 2019 2A (Class C)
156,747	g	Sofi Professional Loan Program LLC		3.120	02/25/48	157,997
		Series - 2018 D (Class A1FX)
82,802	g	SoFi Professional Loan Program LLC		2.760	12/26/36	83,317
		Series - 2016 A (Class A2)
500,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	507,189
		Series - 2017 F (Class A2FX)
147,957	g	SolarCity LMC		4.020	07/20/44	149,369
		Series - 2014 2 (Class A)
12,116	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	2.918	09/25/34	12,023
		Series - 2004 8 (Class M1)
16,948	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.018	09/25/34	16,962
		Series - 2004 8 (Class A9)
496,250	g	Taco Bell Funding LLC		4.318	11/25/48	513,996
		Series - 2018 1A (Class A2I)
433,980	g	TLF National Tax Lien Trust		3.840	12/15/29	435,450
		Series - 2017 1A (Class B)
99,749	g	Tricon American Homes Trust		2.928	01/17/36	101,152
		Series - 2017 SFR2 (Class A)
324,359	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	324,876
		Series - 2018 NPL1 (Class A1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 75,102	g	VOLT LXXIII LLC (Step Bond)		4.458%	10/25/48	$75,478
		Series - 2018 NPL9 (Class A1A)
108,560	g	VOLT LXXV LLC (Step Bond)		4.336	01/25/49	109,301
		Series - 2019 NPL1 (Class A1A)
100,500	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	100,835
		Series - 2019 NPL2 (Class A1)
97,342	g	VOLT LXXV LLC (Step Bond)		3.967	03/25/49	97,886
		Series - 2019 NPL3 (Class A1)
491,250	g	Wendys Funding LLC		3.573	03/15/48	499,031
		Series - 2018 1A (Class A2I)

		TOTAL ASSET BACKED				16,647,610

OTHER MORTGAGE BACKED - 10.0%
43,074	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	43,299
		Series - 2014 3 (Class A13)
861,274	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	858,366
		Series - 2015 6 (Class A9)
22,915	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.518	06/25/34	23,260
		Series - 2004 8CB (Class M1)
200,000	g	BBCMS Trust		4.197	08/10/35	224,943
		Series - 2015 SRCH (Class A2)
41,432	i	CHL Mortgage Pass-Through Trust		4.244	02/20/35	41,849
		Series - 2004 HYB9 (Class 1A1)
500,000		Citigroup Commercial Mortgage Trust		3.576	04/10/49	530,072
		Series - 2016 GC37 (Class AS)
745,447		COMM Mortgage Trust		2.853	10/15/45	754,521
		Series - 2012 CR4 (Class A3)
1,000,000	g,i	COMM Mortgage Trust		4.092	06/10/46	1,047,009
		Series - 2013 CR8 (Class B)
600,000	i	COMM Mortgage Trust		4.456	07/15/47	643,219
		Series - 2014 CR18 (Class B)
300,000	i	COMM Mortgage Trust		3.603	03/10/48	316,626
		Series - 2015 CR22 (Class AM)
200,000	g,i	COMM Mortgage Trust		4.254	03/10/48	199,126
		Series - 2015 CR22 (Class D)
500,000		COMM Mortgage Trust		3.801	05/10/48	532,487
		Series - 2015 CR23 (Class AM)
390,000	g,i	COMM Mortgage Trust		3.807	05/10/48	392,036
		Series - 2015 CR23 (Class CMB)
550,000	i	COMM Mortgage Trust		4.183	05/10/48	591,552
		Series - 2015 CR23 (Class B)
100,000	i	COMM Mortgage Trust		4.392	05/10/48	106,578
		Series - 2015 CR23 (Class C)
500,000		COMM Mortgage Trust		3.696	08/10/48	537,149
		Series - 2015 CR24 (Class A5)
250,000		COMM Mortgage Trust		3.984	10/10/48	270,192
		Series - 2015 CR27 (Class AM)
600,000	i	COMM Mortgage Trust		4.158	10/10/48	650,392
		Series - 2015 LC23 (Class AM)
187,450	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	4.618	05/25/24	195,446
		Series - 2014 C02 (Class 1M2)
230,784	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.018	07/25/24	242,308
		Series - 2014 C03 (Class 1M2)
13,570	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	7.018	11/25/24	14,508
		Series - 2014 C04 (Class 2M2)
120,880	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.468	01/25/29	121,073
		Series - 2016 C04 (Class 1M1)
313,965	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.318	04/25/29	314,739
		Series - 2016 C06 (Class 1M1)
105,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	4.218	01/25/30	106,159
		Series - 2017 C05 (Class 1M2A)
213,466	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.618	07/25/30	213,381
		Series - 2018 C01 (Class 1M1)
155,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	10/25/30	155,300
		Series - 2018 C03 (Class 1EA2)
23,453	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	07/25/31	23,474
		Series - 2019 R01 (Class 2M1)
15,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.468	07/25/31	15,130
		Series - 2019 R01 (Class 2M2)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 11,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.168%	09/25/31	$11,053
		Series - 2019 R03 (Class 1M2)
40,000	g,i	CSMC Trust	LIBOR 1 M + 0.650%	2.668	05/25/36	39,884
		Series - 2006 CF2 (Class M3)
1,300,000	g,i	DBUBS Mortgage Trust		5.714	07/10/44	1,354,550
		Series - 2011 LC2A (Class D)
175,000	g,i	DBUBS Mortgage Trust		5.885	11/10/46	180,992
		Series - 2011 LC1A (Class C)
82,237	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	2.753	12/25/35	81,943
		Series - 2005 2 (Class M2)
326,375	g,i	FirstKey Mortgage Trust		3.500	11/25/44	329,040
		Series - 2014 1 (Class A8)
71,055	g,i	Flagstar Mortgage Trust		4.000	09/25/48	71,547
		Series - 2018 5 (Class A11)
62,230	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.677	08/19/45	62,027
		Series - 2005 11 (Class 2A1A)
400,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	411,731
		Series - 2016 10HY (Class A)
300,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	310,839
		Series - 2012 HSBC (Class C)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.582	07/15/46	104,420
		Series - 2011 C4 (Class C)
50,221	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	50,564
		Series - 2016 1 (Class A5)
58,040	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	57,874
		Series - 2016 1 (Class A13)
32,535	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	32,981
		Series - 2017 1 (Class A3)
120,501	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	120,605
		Series - 2017 2 (Class A13)
54,532	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	55,143
		Series - 2017 3 (Class 1A5)
24,313	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	25,515
		Series - 2018 3 (Class A13)
84,197	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	85,242
		Series - 2018 4 (Class A5)
39,037	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	40,986
		Series - 2018 5 (Class A13)
83,335	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	83,719
		Series - 2018 8 (Class A5)
51,577	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	52,586
		Series - 2018 8 (Class A13)
33,425	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	33,844
		Series - 2018 9 (Class A13)
154,045	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	157,079
		Series - 2019 1 (Class A15)
680,000		JPMBB Commercial Mortgage Securities Trust		3.775	08/15/47	726,250
		Series - 2014 C21 (Class A5)
500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	533,620
		Series - 2015 C29 (Class AS)
500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	539,585
		Series - 2015 C31 (Class AS)
200,000	i	JPMBB Commercial Mortgage Securities Trust		4.771	08/15/48	219,518
		Series - 2015 C31 (Class B)
328,128	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	02/15/47	354,207
		Series - 2014 C14 (Class AS)
628,927		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	663,398
		Series - 2015 C21 (Class AS)
50,656	g,i	Sequoia Mortgage Trust		3.500	05/25/45	51,560
		Series - 2015 2 (Class A1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 190,423	g,i	Sequoia Mortgage Trust		3.500%	11/25/46	$193,872
		Series - 2016 3 (Class A10)
78,273	g,i	Sequoia Mortgage Trust		3.500	02/25/47	78,089
		Series - 2017 2 (Class A19)
94,636	g,i	Sequoia Mortgage Trust		3.500	02/25/48	96,148
		Series - 2018 2 (Class A1)
307,636	g,i	Sequoia Mortgage Trust		3.500	03/25/48	310,051
		Series - 2018 3 (Class A1)
110,870	g,i	Sequoia Mortgage Trust		4.000	09/25/48	111,939
		Series - 2018 7 (Class A4)
73,942	g,i	Sequoia Mortgage Trust		4.000	11/25/48	74,952
		Series - 2018 8 (Class A19)
172,991	g,i	Sequoia Mortgage Trust		4.000	06/25/49	177,025
		Series - 2019 2 (Class A1)
86,496	g,i	Sequoia Mortgage Trust		4.000	06/25/49	88,253
		Series - 2019 2 (Class A19)
136,640	g,i	Sequoia Mortgage Trust		3.500	09/25/49	138,270
		Series - 2019 3 (Class A2)
79,229	g,i	Spruce Hill Mortgage Loan Trust		3.395	04/29/49	79,721
		Series - 2019 SH1 (Class A1)
123,987	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.218	09/25/24	125,614
		Series - 2014 HQ2 (Class M2)
198,807	i	STACR	LIBOR 1 M + 3.800%	5.818	03/25/25	204,552
		Series - 2015 HQ1 (Class M3)
140,159	i	STACR	LIBOR 1 M + 1.950%	3.968	05/25/25	141,328
		Series - 2015 HQ2 (Class M2)
5,079	i	STACR	LIBOR 1 M + 1.200%	3.218	07/25/29	5,091
		Series - 2017 DNA1 (Class M1)
250,000	i	STACR	LIBOR 1 M + 3.250%	5.268	07/25/29	262,092
		Series - 2017 DNA1 (Class M2)
472,669	i	STACR	LIBOR 1 M + 0.750%	2.768	03/25/30	472,714
		Series - 2017 DNA3 (Class M1)
349,246	i	STACR	LIBOR 1 M + 0.950%	2.968	04/25/30	349,605
		Series - 2017 HQA3 (Class M2AS)
26,596	g,i	STACR		3.740	02/25/48	26,767
		Series - 2018 SPI1 (Class M1)
43,669	g,i	STACR		3.817	05/25/48	43,779
		Series - 2018 SPI2 (Class M1)
78,362	g,i	STACR		4.160	08/25/48	78,948
		Series - 2018 SPI3 (Class M1)
25,000	g,i	STACR		4.459	11/25/48	25,191
		Series - 2018 SPI4 (Class M2)
201,944	i	Wachovia Bank Commercial Mortgage Trust		6.286	05/15/46	203,671
		Series - 2007 C34 (Class AJ)
72,000	i	Wachovia Bank Commercial Mortgage Trust		6.361	05/15/46	72,911
		Series - 2007 C34 (Class C)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust		5.276	11/15/43	51,200
		Series - 2010 C1 (Class B)
76,201	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	77,597
		Series - 2019 2 (Class A17)
645,000	i	WFRBS Commercial Mortgage Trust		4.387	12/15/46	694,416
		Series - 2013 C18 (Class AS)

		TOTAL OTHER MORTGAGE BACKED				20,190,292

		TOTAL STRUCTURED ASSETS				36,837,902

		(Cost $36,039,606)
		TOTAL BONDS				194,559,007

		(Cost $186,680,720)

TIAA-CREF LIFE FUNDS - Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.2%

BANKS - 0.2%
5,517	*	Federal Home Loan Mortgage Corp			$72,217
17,265	*	Federal National Mortgage Association			230,488

		TOTAL BANKS			302,705

		TOTAL PREFERRED STOCKS			302,705

		(Cost $569,550)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 2.1%
$4,230,000		Federal Home Loan Bank (FHLB)	1.500%	10/01/19	4,230,000

		TOTAL GOVERNMENT AGENCY DEBT			4,230,000

		TOTAL SHORT-TERM INVESTMENTS			4,230,000

		(Cost $4,230,000)
		TOTAL INVESTMENTS - 99.7% (Cost $193,561,306)			201,132,024
		OTHER ASSETS & LIABILITIES, NET - 0.3%			701,905

		NET ASSETS - 100.0%			$201,833,929

Abbreviation(s):

DGS5	5-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rates
M	Month
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities was $38,320,384 or 19.0% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Centrally cleared credit default swap contracts outstanding as of September 30, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V2-5Y Index	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	$495,000	$(1,391)	$(1,998)
CDX-NAHYS32V2-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	495,000	(1,392)	(327)
CDX-NAHYS32V2-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	495,000	(1,390)	(4,943)
CDX-NAHYS32V2-5Y Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	495,000	(1,394)	1,727
Total						$(5,567)	$(5,542)

*

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

TIAA-CREF LIFE FUNDS - Bond Fund

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V2-5Y Index	Credit event as specified in contract	5.000%	Citigroup Global Markets, Inc	06/20/24	$495,000	$1,387	$10,346

*

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

SHARES	SECURITY	VALUE

TIAA-CREF LIFE FUNDS - 100.1%(a)

FIXED INCOME - 49.7%
3,055,970	TIAA-CREF Life Bond Fund	$32,301,599

	TOTAL FIXED INCOME	32,301,599

INTERNATIONAL EQUITY - 10.1%
889,446	TIAA-CREF Life International Equity Fund	6,546,319

	TOTAL INTERNATIONAL EQUITY	6,546,319

U.S. EQUITY - 40.3%
377,199	TIAA-CREF Life Growth & Income Fund	6,536,864
397,118	TIAA-CREF Life Growth Equity Fund	5,972,653
422,899	TIAA-CREF Life Large-Cap Value Fund	5,806,405
84,345	TIAA-CREF Life Real Estate Securities Fund	1,308,189
106,432	TIAA-CREF Life Small-Cap Equity Fund	1,299,539
203,844	TIAA-CREF Life Stock Index Fund	5,236,760

	TOTAL U.S. EQUITY	26,160,410

	TOTAL TIAA-CREF LIFE FUNDS	65,008,328

	(Cost $59,342,755)
	TOTAL INVESTMENTS - 100.1% (Cost $59,342,755)	65,008,328
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(33,826)

	NET ASSETS - 100.0%	$64,974,502

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of September 30, 2019, 100% of the value of investments in the Balanced Fund was valued based on Level 1 inputs.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of September 30, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Communication services	$16,654,288	$669,288	$—	$17,323,576
Consumer discretionary	14,433,298	830,616	—	15,263,914
Health care	12,541,921	4,307,151	—	16,849,072
Industrials	5,088,165	1,692,315	—	6,780,480
Information technology	43,968,096	1,086,395	—	45,054,491
All other equity investments*	9,651,166	—	—	9,651,166
Short-term investments	—	1,280,000	—	1,280,000
Written options**	(230)	—	—	(230)
Total	$102,336,704	$9,865,765	$—	$112,202,469
Growth & Income
Equity investments:
Communication services	$16,139,809	$583,809	$—	$16,723,618
Consumer discretionary	13,092,267	483,034	—	13,575,301
Consumer staples	12,166,319	805,179	—	12,971,498
Health care	19,078,484	2,822,159	—	21,900,643
Industrials	14,441,746	365,752	—	14,807,498
Information technology	33,943,455	433,637	—	34,377,092
All other equity investments*	34,668,121	—	—	34,668,121
Short-term investments	1,246,754	1,300,000	—	2,546,754
Written options**	(290,345)	—	—	(290,345)
Total	$144,486,610	$6,793,570	$—	$151,280,180
Large-Cap Value
Equity investments*	$68,553,985	$—	$—	$68,553,985
Short-term investments	—	980,000	—	980,000
Total	$68,553,985	$980,000	$—	$69,533,985
Real Estate Securities
Equity investments*	$83,195,489	$—	$—	$83,195,489
Short-term investments	—	1,650,000	—	1,650,000
Total	$83,195,489	$1,650,000	$—	$84,845,489
Small-Cap Equity
Equity investments*	$50,125,383	$—	$—	$50,125,383
Short-term investments	876,225	260,000	—	1,136,225
Total	$51,001,608	$260,000	$—	$51,261,608
Social Choice Equity
Equity investments*	$64,762,813	$—	$—	$64,762,813
Short-term investments	460,722	100,000	—	560,722
Total	$65,223,535	$100,000	$—	$65,323,535
Stock Index
Equity investments:
Financials	$71,849,029	$—	$117	$71,849,146
Health care	71,761,875	—	131	71,762,006
Materials	15,465,571	—	1,286	15,466,857
All other equity investments*	371,857,264	—	—	371,857,264
Short-term investments	4,827,375	6,870,000	—	11,697,375
Futures contracts**	(5,431)	—	—	(5,431)
Total	$535,755,683	$6,870,000	$1,534	$542,627,217

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity
Equity investments:
Asia	$551,283	$20,473,997	$—	$21,025,280
Europe	—	68,000,187	—	68,000,187
All other equity investments*	—	5,133,460	—	5,133,460
Short-term investments	558,055	850,000	—	1,408,055
Total	$1,109,338	$94,457,644	$—	$95,566,982
Bond
Bank loan obligations	$—	$2,040,312	$—	$2,040,312
Corporate bonds	—	71,465,300	—	71,465,300
Government bonds	—	86,137,304	118,501	86,255,805
Structured assets	—	36,837,902	—	36,837,902
Preferred stocks	302,705	—	—	302,705
Short-term investments	—	4,230,000	—	4,230,000
Swaps contracts**	—	4,804	—	4,804
Total	$302,705	$200,715,622	$118,501	$201,136,828

*	For detailed categories, see the accompanying Schedules of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.